UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

190 Carondelet Plaza, Suite 600, Clayton, Missouri 63105

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
190 Carondelet Plaza, Suite 600
Clayton, MO 63105
(Name and address of agent for service)

Copy to:

Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP 45 Fremont St., 26th Floor San Francisco, California 94105

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders.

(a)	Reports pursuant to Rule 30e-1.
SA U.S. Fixed Income Fund
SAUFX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$20	0.40%

Key Fund Statistics
Total Net Assets	$472,390,142
# of Portfolio Holdings	83
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$327,816

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
U.S. Government & Agency Obligations	53.6%
Corporate Bonds and Notes	29.8
Yankee Corporate Bonds and Notes	16.6

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Fixed Income Fund Semi-Annual Shareholder Report - December 31, 2024 SAUFX

SA Global Fixed Income Fund
SAXIX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$26	0.51%

Key Fund Statistics
Total Net Assets	$582,877,817
# of Portfolio Holdings	122
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$741,570

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
Sovereign Bonds and Notes	39.7%
Corporate Bonds and Notes	35.4
U.S. Government & Agency Obligations	24.9

Top Ten Largest Countries (As a % of long-term investments)
United States	41.2%
Supranational	16.0
Canada	12.8
Australia	9.7
France	7.8
Norway	2.7
Sweden	2.1
Finland	1.9
New Zealand	1.8
Others	4.0

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Global Fixed Income Fund Semi-Annual Shareholder Report - December 31, 2024 SAXIX

SA U.S. Core Market Fund
SAMKX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$34	0.66%

Key Fund Statistics
Total Net Assets	$687,202,038
# of Portfolio Holdings	888
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$1,410,452

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	28.3%
Financials	16.4
Consumer Discretionary	11.6
Health Care	10.3
Communication Services	10.0
Industrials	9.3
Consumer Staples	6.6
Energy	2.8
Utilities	2.6
Materials	2.0

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Core Market Fund Semi-Annual Shareholder Report - December 31, 2024 SAMKX

SA U.S. Value Fund
SABTX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$38	0.74%

Key Fund Statistics
Total Net Assets	$537,912,033
# of Portfolio Holdings	264
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,135,499

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	26.6%
Health Care	14.4
Energy	12.2
Industrials	11.7
Information Technology	9.0
Materials	7.8
Communication Services	7.7
Consumer Discretionary	5.5
Consumer Staples	4.4
Real Estate	0.7

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Value Fund Semi-Annual Shareholder Report - December 31, 2024 SABTX

SA U.S. Small Company Fund
SAUMX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$46	0.88%

Key Fund Statistics
Total Net Assets	$314,290,916
# of Portfolio Holdings	1,482
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$653,248

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Industrials	21.6%
Financials	20.8
Consumer Discretionary	15.4
Information Technology	11.9
Health Care	8.8
Materials	6.2
Consumer Staples	5.2
Energy	3.8
Utilities	3.4
Communication Services	2.1

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA U.S. Small Company Fund Semi-Annual Shareholder Report - December 31, 2024 SAUMX

SA International Value Fund
SAHMX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$46	0.91%

Key Fund Statistics
Total Net Assets	$521,387,029
# of Portfolio Holdings	435
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,241,973

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	33.9%
Energy	13.6
Consumer Discretionary	12.4
Materials	11.5
Industrials	9.1
Health Care	6.5
Consumer Staples	5.0
Communication Services	2.9
Real Estate	2.1
Information Technology	1.7

Top Ten Largest Countries (As a % of long-term investments)
Japan	21.8%
United Kingdom	13.2
Canada	10.5
France	10.4
Switzerland	10.2
Germany	6.7
Australia	6.5
Netherlands	4.8
Denmark	2.9
Others	13.0

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA International Value Fund Semi-Annual Shareholder Report - December 31, 2024 SAHMX

SA International Small Company Fund
SAISX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$27	0.53%

Key Fund Statistics
Total Net Assets	$240,427,861
# of Portfolio Holdings	1*
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$320,055

What did the Fund invest in?

Largest Holdings (As a % of net assets)
DFA International Small Company Portfolio, Class Institutional *	100.0

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA International Small Company Fund Semi-Annual Shareholder Report - December 31, 2024 SAISX

SA Emerging Markets Value Fund
SAEMX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$51	1.04%

Key Fund Statistics
Total Net Assets	$193,792,779
# of Portfolio Holdings	1,849
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$134,695

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	29.1%
Information Technology	13.7
Consumer Discretionary	12.7
Materials	11.4
Industrials	9.8
Energy	9.4
Health Care	3.6
Real Estate	3.6
Consumer Staples	2.6
Communication Services	2.5
Top Ten Largest Countries (As a % of long-term investments)
China	28.2%
India	21.7
Taiwan	21.1
Korea	9.7
Brazil	3.3
South Africa	3.0
Mexico	1.9
Indonesia	1.9
United Arab Emirates	1.8
Others	7.4

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Emerging Markets Value Fund Semi-Annual Shareholder Report - December 31, 2024 SAEMX

SA Real Estate Securities Fund
SAREX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$40	0.76%

Key Fund Statistics
Total Net Assets	$125,719,510
# of Portfolio Holdings	135
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$180,849

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	38.0%
Retail REITs	15.8
Residential REITs	14.8
Health Care REITs	11.6
Industrial REITs	11.0
Office REITs	3.9
Hotel & Resort REITs	2.8
Diversified REITs	2.2

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Real Estate Securities Fund Semi-Annual Shareholder Report - December 31, 2024 SAREX

SA Worldwide Moderate Growth Fund
SAWMX
Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $36, or 0.70% when considering the acquired fund fees.

Key Fund Statistics
Total Net Assets	$21,417,808
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What did the Fund invest in?

Largest Holdings (As a % of net assets)
SA International Value Fund	20.1
SA U.S. Core Market Fund	16.7
SA U.S. Value Fund	16.6
SA U.S. Fixed Income Fund	15.2
SA Global Fixed Income Fund	15.2
SA Emerging Markets Value Fund	6.6
SA U.S. Small Company Fund	6.5
SA Real Estate Securities Fund	3.0

Additional Information
If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.	SA Worldwide Moderate Growth Fund Semi-Annual Shareholder Report - December 31, 2024 SAWMX

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Investments

(a) The Schedule of Investments is included as part of the financial statements and financial highlights for open-end management investment companies in the material filed under Item 7(a) of this Form.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	FACE AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 16.4%
Consumer, Cyclical — 0.7%
Daimler Truck Finance North America LLC, 5.375%, 6/25/34 ±	$400,000	$397,189
Mercedes-Benz Finance North America LLC, 5.000%, 1/11/34 ±	3,000,000	2,903,744
		3,300,933

Consumer, Non-cyclical — 2.0%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,460,173
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,086,115
Novartis Capital Corp., 4.000%, 9/18/31	5,000,000	4,762,882
		9,309,170

Financial — 10.5%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 5.040%, 3/18/26 ‡±	13,803,000	13,838,205
Bank of Montreal, SOFR + 1.330%, 5.768%, 6/05/26 ‡	1,000,000	1,011,419
Commonwealth Bank of Australia, SOFR + 0.400%, 5.081%, 7/07/25 ‡±	1,950,000	1,951,685
Cooperatieve Rabobank UA, SOFR + 0.710%, 5.148%, 3/05/27 ‡	9,500,000	9,543,277
Cooperatieve Rabobank UA, SOFR + 0.700%, 5.314%, 7/18/25 ‡	1,109,000	1,112,033
Credit Agricole SA, SOFR + 0.870%, 5.293%, 3/11/27 ‡±	572,000	574,527
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	663,309
Nordea Bank Abp, SOFR + 0.740%, 5.140%, 3/19/27 ‡±	9,000,000	9,047,981
Royal Bank of Canada, SOFR + 0.440%, 5.051%, 1/21/25 ‡	635,000	635,074
Royal Bank of Canada, SOFR + 0.570%, 5.145%, 4/27/26 ‡	895,000	896,479
Svenska Handelsbanken AB, SOFR + 0.910%, 5.348%, 6/10/25 ‡±	2,000,000	2,005,621
Toronto-Dominion Bank (The), SOFR + 1.080%, 5.700%, 7/17/26 ‡	1,150,000	1,159,867
Westpac Banking Corp., SOFR + 0.420%, 5.056%, 4/16/26 ‡	2,300,000	2,302,425
Westpac Banking Corp., SOFR + 0.720%, 5.247%, 11/17/25 ‡	5,000,000	5,016,689
		49,758,591

Government — 3.2%
African Development Bank, 3.375%, 7/07/25	5,974,000	5,941,371
European Investment Bank, SOFR + 0.320%, 4.825%, 8/14/29 ‡	5,000,000	5,006,288
Svensk Exportkredit AB, SOFR + 1.000%, 5.548%, 5/05/27 ‡	2,500,000	2,537,671
Svensk Exportkredit AB, SOFR + 1.000%, 5.554%, 8/03/26 ‡	1,600,000	1,616,309
		15,101,639
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $77,457,443)		77,470,333

CORPORATE BONDS AND NOTES — 29.4%
Basic Material — 0.4%
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	1,966,693

Communication — 0.2%
Amazon.com, Inc., 3.000%, 4/13/25	849,000	845,686

Consumer, Cyclical — 0.7%
American Honda Finance Corp., SOFR + 0.600%, 5.086%, 8/14/25 ‡	340,000	340,493
American Honda Finance Corp., SOFR + 0.710%, 5.369%, 1/09/26 ‡	1,000,000	1,002,754
Whirlpool Corp., 5.750%, 3/01/34	2,000,000	1,964,988
		3,308,235

Consumer, Non-cyclical — 6.5%
Cigna Group (The), 5.250%, 2/15/34	3,000,000	2,944,441
Nestle Capital Corp., 4.875%, 3/12/34 ±	9,000,000	8,811,872
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	2,967,831
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	3,898,728
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,000,000	4,989,516
Roche Holdings, Inc., SOFR + 0.740%, 5.226%, 11/13/26 ‡±	900,000	907,414

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	FACE AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Consumer, Non-cyclical (Continued)
Roche Holdings, Inc., 5.593%, 11/13/33 ±	$6,000,000	$6,209,599
		30,729,401

Energy — 0.4%
Phillips 66 Co., 5.300%, 6/30/33	2,000,000	1,982,049

Financial — 14.3%
American Express Co., SOFR + 0.650%, 5.188%, 11/04/26 ‡	1,500,000	1,501,187
Athene Holding Ltd., 5.875%, 1/15/34	2,000,000	2,031,530
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	3,955,360
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	4,890,156
Blackrock, Inc., 2.100%, 2/25/32	3,000,000	2,472,111
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,457,556
Charles Schwab Corp. (The), SOFR + 0.520%, 5.014%, 5/13/26 ‡	2,500,000	2,499,398
Citibank NA, SOFR + 1.060%, 5.502%, 12/04/26 ‡	2,000,000	2,017,982
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	2,950,745
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,063,914
JPMorgan Chase Bank NA, SOFR + 1.000%, 5.433%, 12/08/26 ‡	13,000,000	13,142,082
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,840,518
Mastercard, Inc., 4.350%, 1/15/32	3,500,000	3,385,331
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,343,541
Morgan Stanley Bank NA, 5.479%, 7/16/25	4,620,000	4,637,570
Morgan Stanley Bank NA, SOFR + 1.165%, 5.728%, 10/30/26 ‡	4,000,000	4,047,044
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	593,536
National Securities Clearing Corp., 5.150%, 5/30/25 ±	3,910,000	3,918,867
Realty Income Corp., 2.850%, 12/15/32	2,900,000	2,448,132
State Street Corp., SOFR + 0.640%, 5.166%, 10/22/27 ‡	520,000	521,394
State Street Corp., SOFR + 0.845%, 5.384%, 8/03/26 ‡	3,500,000	3,526,209
		67,244,163

Industrial — 1.6%
Amphenol Corp., 5.250%, 4/05/34	600,000	602,557
Avnet, Inc., 5.500%, 6/01/32	3,000,000	2,941,701
John Deere Capital Corp., SOFR + 0.560%, 5.002%, 3/07/25 ‡	4,000,000	4,002,417
		7,546,675

Technology — 1.4%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,753,929
Intel Corp., 5.150%, 2/21/34	2,000,000	1,920,157
		6,674,086

Utilities — 3.9%
Eversource Energy, 5.500%, 1/01/34	2,000,000	1,986,173
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,583,566
Interstate Power & Light Co., 5.700%, 10/15/33	3,000,000	3,062,504
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, 5.330%, 2/05/27 ‡	3,000,000	3,030,213
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	2,969,464
Sempra, 5.500%, 8/01/33	2,000,000	2,006,155
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	2,920,415
		18,558,490
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $139,528,545)		138,855,478

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.9%
U.S. Treasury Securities — 52.9%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 4.401%, 7/31/25 ‡	36,000,000	36,010,125
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.150%, 4.426%, 4/30/26 ‡	4,000,000	4,000,326
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 4.445%, 4/30/25 ‡	21,350,000	21,354,565
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 4.446%, 10/31/25 ‡	24,300,000	24,309,028
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 4.521%, 1/31/26 ‡	6,750,000	6,757,490
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	21,469,995	21,472,500

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	FACE AMOUNT	VALUE†

U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Securities (Continued)
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	$24,330,600	$24,050,141
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	23,959,080	23,814,745
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	24,576,140	24,239,099
U.S. Treasury Notes, 0.250%, 5/31/25	24,000,000	23,612,938
U.S. Treasury Notes, 0.375%, 4/30/25	13,000,000	12,835,993
U.S. Treasury Notes, 2.750%, 8/31/25	11,000,000	10,892,763
U.S. Treasury Notes, 2.875%, 6/15/25	17,000,000	16,899,206
		250,248,919
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $249,915,761)		250,248,919

	SHARES
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 4.180%	1,775,393	1,775,393

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,775,393)		1,775,393

Total Investments — 99.1% (Identified Cost $468,677,142)		468,350,123
Cash and Other Assets, Less Liabilities — 0.9%		4,040,019
Net Assets — 100.0%		$472,390,142
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2024 amounted to $58,273,238 or 12.34% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2024.
Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
		FACE AMOUNT	VALUE†

BONDS AND NOTES — 97.2%
Australia — 9.5%
Australia & New Zealand Banking Group Ltd., (SOFR + 0.560%), 5.040%, 3/18/26 ‡±	USD	6,682,000	$6,699,043
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.246%, 3/31/26 ‡	AUD	1,500,000	932,594
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.341%, 11/04/25 ‡	AUD	2,500,000	1,554,354
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.387%, 5/12/27 ‡	AUD	500,000	311,880
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.621%, 11/04/27 ‡	AUD	500,000	313,743
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.081%, 7/07/25 ‡±	USD	3,548,000	3,551,066
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 5.115%, 1/14/27 ‡	AUD	1,000,000	620,498
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.121%, 9/12/25 ‡±	USD	233,000	233,464
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 5.176%, 8/17/26 ‡	AUD	500,000	310,732
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 5.226%, 8/18/25 ‡	AUD	2,000,000	1,241,404
Commonwealth Bank of Australia, (SOFR + 0.740%), 5.227%, 3/14/25 ‡	USD	2,900,000	2,903,512
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.315%, 1/13/26 ‡	AUD	6,200,000	3,856,640
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.565%, 1/13/28 ‡	AUD	1,500,000	940,179
National Australia Bank Ltd., 4.951%, 1/10/34 ±	USD	2,883,000	2,838,917
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 5.150%, 1/21/25 ‡	AUD	1,300,000	804,783
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 5.197%, 5/12/26 ‡	AUD	1,500,000	932,204
National Australia Bank Ltd., (SOFR + 0.760%), 5.295%, 5/13/25 ‡±	USD	3,110,000	3,116,113
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.328%, 5/30/25 ‡	AUD	4,200,000	2,605,778
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.335%, 11/25/25 ‡	AUD	2,500,000	1,554,772
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.615%, 11/25/27 ‡	AUD	500,000	313,811
New South Wales Treasury Corp., 1.500%, 2/20/32	AUD	4,000,000	2,002,527
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	1,885,817
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,090,377
South Australian Government Financing Authority, 1.750%, 5/24/32	AUD	3,300,000	1,665,157
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	2,997,922
Westpac Banking Corp., (3-mo. Swap + 0.700%), 5.084%, 1/25/27 ‡	AUD	1,000,000	620,398
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.156%, 3/17/25 ‡	AUD	3,000,000	1,858,428
Westpac Banking Corp., (3-mo. Swap + 0.750%), 5.176%, 2/16/26 ‡	AUD	1,000,000	621,116
Westpac Banking Corp., (3-mo. Swap + 0.800%), 5.213%, 8/11/25 ‡	AUD	6,000,000	3,724,099
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.363%, 11/11/25 ‡	AUD	1,400,000	870,733
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.406%, 2/16/28 ‡	AUD	500,000	311,805
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.643%, 11/11/27 ‡	AUD	1,500,000	942,036
			55,225,902

Belgium — 1.3%
Ministeries Van de Vlaamse Gemeenschap, 3.125%, 6/22/34	EUR	7,300,000	7,567,251

Canada — 12.5%
Canada Government Bonds, 1.500%, 4/01/25	CAD	19,000,000	13,164,861
Canadian Imperial Bank of Commerce, 3.300%, 5/26/25	CAD	22,000,000	15,313,650
CDP Financial, Inc., (SOFR + 0.400%), 4.887%, 5/19/25 ‡±	USD	5,400,000	5,404,183
CPPIB Capital, Inc., (SOFR + 1.250%), 5.685%, 3/11/26 ‡±	USD	250,000	252,947
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,624,791
Province of British Columbia Canada, 3.200%, 6/18/32	CAD	6,000,000	4,072,791

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Canada (Continued)
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	6,000,000	$4,306,622
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,213,786
Province of Ontario Canada, 3.650%, 6/02/33	CAD	14,000,000	9,723,409
Province of Ontario Canada, 4.150%, 6/02/34	CAD	900,000	643,569
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,263,599
Province of Quebec Canada, 3.600%, 9/01/33	CAD	5,000,000	3,448,875
Province of Quebec Canada, 4.450%, 9/01/34	CAD	8,000,000	5,834,131
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	2,000,000	2,115,264
Royal Bank of Canada, 4.930%, 7/16/25	CAD	5,000,000	3,510,713
			72,893,191

Denmark — 0.9%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	5,000,000	5,262,686

Finland — 1.9%
Nordea Bank Abp, 2.750%, 6/12/25	NOK	68,000,000	5,919,090
Nordea Bank Abp, (SOFR + 0.740%), 5.140%, 3/19/27 ‡±	USD	5,000,000	5,026,656
			10,945,746
France — 7.6%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	5,000,000	5,058,450
Agence France Locale, 3.125%, 3/20/34	EUR	14,500,000	14,815,987
Bpifrance SACA, 3.375%, 5/25/34	EUR	13,000,000	13,550,681
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.909%, 5/03/26 ‡	USD	4,800,000	4,796,113
Regie Autonome des Transports Parisiens EPIC, 3.250%, 4/11/33	EUR	1,000,000	1,028,218
Societe Des Grands Projets EPIC, 1.125%, 5/25/34	EUR	2,000,000	1,705,383
Societe Nationale SNCF SACA, 3.375%, 5/25/33	EUR	3,000,000	3,125,814
			44,080,646
Netherlands — 1.0%
Cooperatieve Rabobank UA, (SOFR + 0.710%), 5.148%, 3/05/27 ‡	USD	500,000	$502,278
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.303%, 5/22/26 ‡	AUD	700,000	435,644
Cooperatieve Rabobank UA, (SOFR + 0.700%), 5.314%, 7/18/25 ‡	USD	3,952,000	3,962,807
Cooperatieve Rabobank UA, (SOFR + 0.900%), 5.583%, 10/05/26 ‡	USD	1,110,000	1,121,201
			6,021,930

New Zealand — 1.7%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	15,000,000	7,218,685
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	2,771,349
			9,990,034

Norway — 2.6%
Kommunalbanken AS, (SOFR + 1.000%), 5.420%, 6/17/26 ‡	USD	15,300,000	15,445,429

Singapore — 0.6%
DBS Bank Ltd., (3-mo. Swap + 0.850%), 5.310%, 6/16/25 ‡	AUD	2,300,000	1,426,860
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 4.986%, 10/27/25 ‡	AUD	3,500,000	2,169,770
			3,596,630

Supranational — 15.6%
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,113,164
Asian Development Bank, (SOFR + 1.000%), 5.423%, 6/16/26 ‡	USD	7,100,000	7,180,123
Asian Development Bank, (SOFR + 1.000%), 5.468%, 8/27/26 ‡	USD	2,896,000	2,932,255
Asian Development Bank, (SOFR + 1.000%), 5.709%, 4/06/27 ‡	USD	200,000	203,196
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 5.113%, 8/16/27 ‡	USD	5,000,000	5,040,045
European Bank for Reconstruction & Development, (SOFR + 0.330%), 4.815%, 2/20/28 ‡	USD	10,000,000	10,010,815
European Bank for Reconstruction & Development, (SOFR + 0.190%), 4.834%, 4/14/26 ‡	USD	3,126,000	3,124,611

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, 1.250%, 5/12/25	SEK	100,000,000	$8,997,029
European Investment Bank, 4.550%, 6/02/33	AUD	2,170,000	1,325,433
European Investment Bank, (SOFR + 0.320%), 4.825%, 8/14/29 ‡	USD	2,000,000	2,002,515
European Investment Bank, (SOFR + 1.000%), 5.470%, 5/21/28 ‡	USD	3,800,000	3,882,624
Inter-American Development Bank, (SOFR + 0.170%), 4.593%, 9/16/26 ‡	USD	1,500,000	1,498,574
Inter-American Development Bank, (SOFR + 0.270%), 4.681%, 3/20/28 @‡	USD	2,000,000	1,997,103
Inter-American Development Bank, (SOFR + 0.370%), 4.935%, 8/01/29 ‡	USD	4,000,000	4,004,983
Inter-American Development Bank, (SOFR + 0.280%), 4.942%, 4/12/27 ‡	USD	1,000,000	999,988
Inter-American Development Bank, (SOFR + 0.350%), 5.059%, 10/05/28 ‡	USD	3,020,000	3,026,007
Inter-American Development Bank, (SOFR + 0.350%), 5.065%, 10/04/27 @‡	USD	5,483,000	5,490,250
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,191,207
International Bank for Reconstruction & Development, (SOFR + 0.180%), 4.603%, 6/15/26 ‡	USD	1,500,000	1,499,207
International Bank for Reconstruction & Development, (SOFR + 0.270%), 4.693%, 6/15/27 ‡	USD	8,500,000	8,504,283
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.917%, 8/19/27 ‡	USD	3,650,000	3,665,054
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.032%, 1/12/27 ‡	USD	1,000,000	1,002,475
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	284,606
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	523,821
Nordic Investment Bank, (SOFR + 0.290%), 5.005%, 10/04/27 ‡±	USD	8,325,000	8,322,920
Nordic Investment Bank, (SOFR + 1.000%), 5.515%, 5/12/26 ‡	USD	1,050,000	1,061,113
			90,883,401

Sweden — 2.1%
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,168,941
Kommuninvest I Sverige AB, 1.500%, 5/12/25	SEK	10,000,000	900,829
Svensk Exportkredit AB, (SOFR + 1.000%), 5.548%, 5/05/27 ‡	USD	3,000,000	3,045,205
Svensk Exportkredit AB, (SOFR + 1.000%), 5.554%, 8/03/26 ‡	USD	1,835,000	1,853,704
Svenska Handelsbanken AB, 3.650%, 6/10/25 ±	USD	5,000,000	4,980,300
			11,948,979

United States — 39.9%
Blackrock, Inc., 4.750%, 5/25/33	USD	15,000,000	14,697,795
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 4.490%, 7/10/26 ‡	USD	2,000,000	2,000,577
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 4.500%, 8/12/26 ‡	USD	780,000	780,278
Mastercard, Inc., 4.850%, 3/09/33	USD	5,000,000	4,959,311
Mastercard, Inc., 4.875%, 5/09/34	USD	5,000,000	4,926,696
Meta Platforms, Inc., 4.950%, 5/15/33 @	USD	11,700,000	11,723,289
Morgan Stanley Bank NA, (SOFR + 1.165%), 5.728%, 10/30/26 ‡	USD	5,250,000	5,311,746
Nestle Capital Corp., 4.875%, 3/12/34 ±@	USD	4,000,000	3,916,388
Nestle Holdings, Inc., 5.000%, 9/12/33 @±	USD	5,000,000	4,998,115
Procter & Gamble Co. (The), 4.550%, 1/29/34	USD	12,000,000	11,696,183
Roche Holdings, Inc., (SOFR + 0.740%), 5.226%, 11/13/26 ‡±	USD	1,050,000	1,058,650
Roche Holdings, Inc., 5.593%, 11/13/33 ±	USD	15,000,000	15,523,998
State Street Corp., (SOFR + 0.640%), 5.166%, 10/22/27 ‡	USD	3,560,000	3,569,546
Texas Instruments, Inc., 4.850%, 2/08/34 @	USD	4,000,000	3,936,596
Texas Instruments, Inc., 4.900%, 3/14/33	USD	5,000,000	4,968,042
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.169%), 4.445%, 4/30/25 ‡	USD	23,000,000	23,004,918
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	USD	28,149,549	28,152,834
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	USD	28,831,761	28,499,417
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	USD	30,215,062	30,033,039

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
United States (Continued)
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	USD	29,092,836	$28,693,852
Wells Fargo Bank NA, (SOFR + 1.070%), 5.493%, 12/11/26 ‡	USD	385,000	389,372
			232,840,642

TOTAL BONDS AND NOTES (Identified Cost $580,305,152)			566,702,467

		SHARES
SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.7%
State Street Institutional U.S. Government Money Market Fund 4.180%		3,959,625	3,959,625

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%		2,313,125	2,313,125

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,272,750)			6,272,750

Total Investments — 98.3% (Identified Cost $586,577,902)			572,975,217
Cash and Other Assets, Less Liabilities — 1.7%			9,902,600
Net Assets — 100.0%			$582,877,817
†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2024.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2024 amounted to $65,922,761 or 11.31% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of December 31, 2024, the market value of the securities on loan was $10,551,620.
Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/02/25	USD	62,791,093	CAD	87,437,711	State Street Bank & Trust Co.	$60,828,350	$1,962,744	$—
01/03/25	USD	29,209,905	EUR	26,827,961	State Street Bank & Trust Co.	27,789,736	1,420,169	—
01/07/25	USD	6,177,024	SEK	63,658,572	State Street Bank & Trust Co.	5,754,920	422,104	—
01/17/25	USD	22,683,297	AUD	35,889,731	State Street Bank & Trust Co.	22,214,289	469,008	—
01/23/25	USD	5,646,191	SEK	59,413,258	State Street Bank & Trust Co.	5,375,684	270,507	—
01/27/25	USD	32,737,114	EUR	30,134,877	State Street Bank & Trust Co.	31,244,946	1,492,167	—
01/28/25	USD	7,894,731	NZD	13,117,693	State Street Bank & Trust Co.	7,340,302	554,430	—
02/10/25	USD	6,756,279	NOK	73,868,409	State Street Bank & Trust Co.	6,488,564	267,715	—
02/28/25	USD	29,644,333	AUD	47,666,781	State Street Bank & Trust Co.	29,505,268	139,065	—
04/02/25	USD	60,217,051	CAD	86,340,803	State Street Bank & Trust Co.	60,268,268	—	(51,217)
04/03/25	USD	27,994,360	EUR	26,827,961	State Street Bank & Trust Co.	27,903,540	90,820	—
							$7,088,729	$(51,217)
Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/02/25	CAD	86,340,803	USD	60,018,806	State Street Bank & Trust Co.	$60,065,257	$46,451	$—
01/02/25	CAD	1,096,908	USD	764,250	State Street Bank & Trust Co.	763,093	—	(1,157)
01/03/25	EUR	26,827,961	USD	27,880,690	State Street Bank & Trust Co.	27,789,736	—	(90,954)
01/27/25	EUR	639,499	USD	668,461	State Street Bank & Trust Co.	663,056	—	(5,405)
01/28/25	NZD	300,443	USD	173,076	State Street Bank & Trust Co.	168,120	—	(4,957)
							$46,451	$(102,473)
Total							$7,135,180	$(153,690)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†

COMMON STOCKS — 95.5%
Aerospace & Defense — 1.4%
Axon Enterprise, Inc. *	500	$297,160
Boeing Co. (The) *	8,201	1,451,577
BWX Technologies, Inc.	1,293	144,027
Curtiss-Wright Corp.	490	173,886
General Dynamics Corp.	3,788	998,100
HEICO Corp.	574	136,463
HEICO Corp., Class A	625	116,300
Howmet Aerospace, Inc.	1,946	212,834
Huntington Ingalls Industries, Inc.	611	115,461
L3Harris Technologies, Inc.	1,376	289,345
Lockheed Martin Corp.	4,698	2,282,946
Moog, Inc., Class A	182	35,825
Northrop Grumman Corp.	1,474	691,734
RTX Corp.	14,657	1,696,108
Textron, Inc.	2,582	197,497
TransDigm Group, Inc.	800	1,013,824
Woodward, Inc.	761	126,646
		9,979,733

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,534	261,813
Expeditors International of Washington, Inc.	3,168	350,919
FedEx Corp.	4,660	1,310,998
GXO Logistics, Inc. *	1,934	84,129
United Parcel Service, Inc., Class B	14,446	1,821,641
		3,829,500

Automobile Components — 0.1%
Aptiv PLC *	2,924	176,844
Autoliv, Inc.	1,465	137,402
BorgWarner, Inc.	3,685	117,146
Gentex Corp.	4,249	122,074
Lear Corp.	957	90,628
Modine Manufacturing Co. *	200	23,186
		667,280

Automobiles — 1.3%
Ford Motor Co.	8,430	83,457
General Motors Co.	6,389	340,342
Tesla, Inc. *	20,423	8,247,624
Thor Industries, Inc. @	1,179	112,842
		8,784,265

Beverages — 1.5%
Brown-Forman Corp., Class A	1,202	45,303
Brown-Forman Corp., Class B	4,083	155,072
Celsius Holdings, Inc. *	1,188	31,292
Coca-Cola Co. (The)	73,733	4,590,617
Coca-Cola Consolidated, Inc.	132	166,319
Constellation Brands, Inc., Class A	1,757	388,297
Keurig Dr Pepper, Inc.	3,375	108,405
Molson Coors Beverage Co., Class B	1,400	80,248
Monster Beverage Corp. *	8,929	469,308
PepsiCo, Inc.	27,303	4,151,694
		10,186,555

Biotechnology — 2.2%
AbbVie, Inc.	37,978	6,748,691
Alnylam Pharmaceuticals, Inc. *	1,198	281,901
Amgen, Inc.	12,097	3,152,962
Biogen, Inc. *	1,615	246,966
BioMarin Pharmaceutical, Inc. *	1,169	76,838
Exact Sciences Corp. *@	1,421	79,846
Exelixis, Inc. *	3,578	119,147
Gilead Sciences, Inc.	22,118	2,043,040
GRAIL, Inc. *@	262	4,677
Halozyme Therapeutics, Inc. *	3,014	144,099
Incyte Corp. *	894	61,749
Insmed, Inc. *	516	35,625
Moderna, Inc. *	1,128	46,902
Natera, Inc. *	327	51,764
Neurocrine Biosciences, Inc. *	608	82,992
Regeneron Pharmaceuticals, Inc. *	771	549,207
Sarepta Therapeutics, Inc. *	702	85,356
United Therapeutics Corp. *	544	191,945
Vertex Pharmaceuticals, Inc. *	2,709	1,090,914
		15,094,621

Broadline Retail — 4.4%
Amazon.com, Inc. *	133,798	29,353,943
Coupang, Inc. *	10,006	219,932
Dillard’s, Inc., Class A @	100	43,174
eBay, Inc.	8,840	547,638
Etsy, Inc. *	1,250	66,113
Ollie’s Bargain Outlet Holdings, Inc. *	691	75,823
		30,306,623

Building Products — 0.6%
A.O. Smith Corp.	1,684	114,866
AAON, Inc.	253	29,773
Advanced Drainage Systems, Inc.	200	23,120
Allegion PLC	2,478	323,825
Armstrong World Industries, Inc.	243	34,343
AZEK Co., Inc. (The) *	968	45,951
Builders FirstSource, Inc. *	2,521	360,327
Carlisle Cos., Inc.	646	238,271
Carrier Global Corp.	8,563	584,510
CSW Industrials, Inc.	54	19,051
Fortune Brands Innovations, Inc.	1,834	125,317
Johnson Controls International PLC	580	45,779
Lennox International, Inc.	680	414,324
Masco Corp.	4,275	310,237
Owens Corning	1,257	214,092
Simpson Manufacturing Co., Inc.	116	19,236
Trane Technologies PLC	3,304	1,220,332
Trex Co., Inc. *	2,464	170,090
UFP Industries, Inc.	812	91,472
Zurn Elkay Water Solutions Corp.	642	23,947
		4,408,863

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	600	$110,952
Ameriprise Financial, Inc.	1,715	913,118
Ares Management Corp., Class A	1,606	284,310
Bank of New York Mellon Corp. (The)	4,707	361,639
Blackrock, Inc.	1,265	1,296,764
Blackstone, Inc.	6,683	1,152,283
Carlyle Group, Inc. (The)	1,219	61,547
Cboe Global Markets, Inc.	1,317	257,342
Charles Schwab Corp. (The)	14,444	1,069,000
CME Group, Inc.	2,477	575,234
Coinbase Global, Inc., Class A *	739	183,494
Evercore, Inc., Class A	400	110,876
FactSet Research Systems, Inc.	555	266,555
Franklin Resources, Inc.	2,732	55,432
Goldman Sachs Group, Inc. (The)	2,257	1,292,403
Hamilton Lane, Inc., Class A	723	107,040
Houlihan Lokey, Inc.	916	159,073
Interactive Brokers Group, Inc., Class A	962	169,957
Intercontinental Exchange, Inc.	4,207	626,885
Invesco Ltd.	2,611	45,640
Janus Henderson Group PLC	1,850	78,681
Jefferies Financial Group, Inc.	1,620	127,008
KKR & Co., Inc.	5,286	781,852
Lazard, Inc.	1,051	54,106
LPL Financial Holdings, Inc.	1,386	452,543
MarketAxess Holdings, Inc.	627	141,727
Moody’s Corp.	2,979	1,410,169
Morgan Stanley	13,418	1,686,911
Morningstar, Inc.	304	102,375
MSCI, Inc.	1,118	670,811
Nasdaq, Inc.	3,887	300,504
Northern Trust Corp.	1,618	165,845
Piper Sandler Cos.	155	46,492
Raymond James Financial, Inc.	2,093	325,106
Robinhood Markets, Inc., Class A *	1,886	70,272
S&P Global, Inc.	2,254	1,122,560
SEI Investments Co.	2,147	177,085
State Street Corp.	1,628	159,788
Stifel Financial Corp.	1,678	178,002
T Rowe Price Group, Inc.	3,705	418,998
Tradeweb Markets, Inc., Class A	683	89,418
		17,659,797

Chemicals — 1.2%
Air Products & Chemicals, Inc.	3,414	990,197
Albemarle Corp. @	956	82,292
Axalta Coating Systems Ltd. *	1,604	54,889
Balchem Corp.	630	102,687
Cabot Corp.	991	90,488
Celanese Corp.	1,241	85,890
CF Industries Holdings, Inc.	2,192	187,021
Corteva, Inc.	5,428	309,179
Dow, Inc.	6,061	243,228
DuPont de Nemours, Inc.	2,632	200,690
Eastman Chemical Co.	1,476	134,788
Ecolab, Inc.	3,437	805,358
Element Solutions, Inc.	3,767	95,795
FMC Corp.	1,483	72,089
HB Fuller Co.	339	22,876
International Flavors & Fragrances, Inc.	2,270	191,929
Linde PLC	4,857	2,033,480
LyondellBasell Industries NV, Class A	4,468	331,838
Mosaic Co. (The)	3,485	85,661
NewMarket Corp.	82	43,325
PPG Industries, Inc.	3,241	387,137
RPM International, Inc.	1,886	232,091
Sherwin Williams Co. (The)	4,415	1,500,791
Westlake Corp.	439	50,331
		8,334,050

Commercial Banks — 2.5%
Bank of America Corp.	58,329	2,563,560
Bank OZK	1,661	73,964
BOK Financial Corp.	300	31,935
Cadence Bank	3,669	126,397
Citigroup, Inc.	6,473	455,634
Citizens Financial Group, Inc.	454	19,867
Comerica, Inc.	957	59,190
Commerce Bancshares, Inc.	2,628	163,751
Cullen/Frost Bankers, Inc.	699	93,841
East West Bancorp, Inc.	1,781	170,549
Fifth Third Bancorp	7,840	331,475
First Citizens Bancshares, Inc., Class A	112	236,658
First Financial Bankshares, Inc.	1,684	60,708
First Horizon Corp.	3,862	77,781
FNB Corp.	5,930	87,645
Glacier Bancorp, Inc.	474	23,804
Home BancShares, Inc.	1,840	52,072
Huntington Bancshares, Inc.	7,352	119,617
JPMorgan Chase & Co.	30,932	7,414,710
KeyCorp	7,104	121,763
M&T Bank Corp.	522	98,141
Old National Bancorp	2,043	44,343
Pinnacle Financial Partners, Inc.	1,009	115,420

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
PNC Financial Services Group, Inc. (The)	2,775	$535,159
Popular, Inc.	1,642	154,447
Prosperity Bancshares, Inc.	1,026	77,309
Regions Financial Corp.	6,818	160,359
SouthState Corp.	400	39,792
Synovus Financial Corp.	1,811	92,778
Truist Financial Corp.	4,824	209,265
U.S. Bancorp	16,958	811,101
United Bankshares, Inc.	600	22,530
Wells Fargo & Co.	31,501	2,212,630
Western Alliance Bancorp	1,740	145,360
Wintrust Financial Corp.	600	74,826
Zions Bancorp NA	2,092	113,491
		17,191,872

Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	58,090
Cintas Corp.	6,415	1,172,020
Clean Harbors, Inc. *	770	177,208
Copart, Inc. *	9,233	529,882
MSA Safety, Inc.	600	99,462
Republic Services, Inc.	3,112	626,072
Rollins, Inc.	4,629	214,554
Tetra Tech, Inc.	3,200	127,488
Veralto Corp.	2,108	214,700
Waste Management, Inc.	7,366	1,486,385
		4,705,861

Communications Equipment — 1.0%
Arista Networks, Inc. *	10,752	1,188,419
Ciena Corp. *	2,569	217,877
Cisco Systems, Inc.	63,490	3,758,608
F5, Inc. *	724	182,064
Motorola Solutions, Inc.	2,888	1,334,920
		6,681,888

Computers & Peripherals — 5.8%
Apple, Inc.	151,497	37,937,879
Dell Technologies, Inc., Class C	3,734	430,306
Hewlett Packard Enterprise Co.	9,599	204,939
HP, Inc.	17,328	565,412
NetApp, Inc.	4,285	497,403
Pure Storage, Inc., Class A *	2,027	124,518
Seagate Technology Holdings PLC	2,945	254,183
Western Digital Corp. *	2,465	146,988
		40,161,628

Construction & Engineering — 0.2%
AECOM	1,355	144,741
API Group Corp. *	1,855	66,724
Comfort Systems USA, Inc.	533	226,024
Dycom Industries, Inc. *	200	34,812
EMCOR Group, Inc.	656	297,758
Everus Construction Group, Inc. *	1	66
Fluor Corp. *	831	40,985
MasTec, Inc. *	814	110,818
Quanta Services, Inc.	1,572	496,831
Valmont Industries, Inc.	200	61,334
WillScot Holdings Corp. *	1,927	64,458
		1,544,551

Construction Materials — 0.1%
CRH PLC	936	86,598
Eagle Materials, Inc.	626	154,472
Martin Marietta Materials, Inc.	664	342,956
Summit Materials, Inc., Class A *	1,335	67,551
Vulcan Materials Co.	1,521	391,247
		1,042,824

Consumer Finance — 0.7%
Ally Financial, Inc.	3,311	119,229
American Express Co.	10,320	3,062,873
Capital One Financial Corp.	4,241	756,255
Credit Acceptance Corp. *	86	40,373
Discover Financial Services	2,760	478,115
OneMain Holdings, Inc.	677	35,292
Synchrony Financial	2,776	180,440
		4,672,577

Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	714	14,023
BJ’s Wholesale Club Holdings, Inc. *	2,341	209,168
Casey’s General Stores, Inc.	508	201,285
Costco Wholesale Corp.	6,712	6,150,004
Dollar General Corp.	4,801	364,012
Dollar Tree, Inc. *@	1,472	110,312
Kroger Co. (The)	17,571	1,074,467
Performance Food Group Co. *	1,336	112,959
Sprouts Farmers Market, Inc. *	1,478	187,809
Sysco Corp.	9,579	732,410
Target Corp.	10,878	1,470,488
U.S. Foods Holding Corp. *	1,600	107,936
Walgreens Boots Alliance, Inc. @	3,596	33,551
Walmart, Inc.	68,203	6,162,141
		16,930,565

Containers & Packaging — 0.3%
Amcor PLC	13,861	130,432
AptarGroup, Inc.	1,283	201,559
Avery Dennison Corp.	2,232	417,674
Ball Corp.	3,549	195,656
Berry Global Group, Inc.	2,537	164,068
Crown Holdings, Inc.	2,767	228,803
Graphic Packaging Holding Co.	5,703	154,893
International Paper Co.	4,336	233,364
Packaging Corp. of America	1,270	285,915
Sealed Air Corp.	3,059	103,486

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Silgan Holdings, Inc.	1,252	$65,167
Smurfit WestRock PLC	1	54
Sonoco Products Co.	1,933	94,427
		2,275,498

Distributors — 0.1%
Genuine Parts Co.	2,179	254,420
LKQ Corp.	4,303	158,135
Pool Corp.	697	237,635
		650,190

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	27,557
Bright Horizons Family Solutions, Inc. *	639	70,833
Duolingo, Inc. *	94	30,478
H&R Block, Inc.	2,885	152,443
Service Corp. International	2,396	191,249
		472,560

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	55,778	1,270,065
Liberty Global Ltd., Class A *	1,013	12,926
Liberty Global Ltd., Class C *@	1,034	13,587
Lumen Technologies, Inc. *	7,414	39,368
Sunrise Communications AG, Class A, ADR *	408	17,577
Verizon Communications, Inc.	69,489	2,778,865
		4,132,388

Electric Utilities — 1.7%
Alliant Energy Corp.	4,621	273,286
American Electric Power Co., Inc.	8,417	776,300
Constellation Energy Corp.	4,652	1,040,699
Duke Energy Corp.	13,107	1,412,148
Edison International	6,635	529,738
Entergy Corp.	5,738	435,055
Evergy, Inc.	3,652	224,781
Eversource Energy	5,876	337,459
Exelon Corp.	15,965	600,923
FirstEnergy Corp.	8,176	325,241
IDACORP, Inc.	647	70,704
NextEra Energy, Inc.	30,192	2,164,464
NRG Energy, Inc.	5,256	474,196
OGE Energy Corp.	3,314	136,703
PG&E Corp.	2,100	42,378
Pinnacle West Capital Corp.	1,978	167,675
PPL Corp.	9,200	298,632
Southern Co. (The)	17,830	1,467,766
Xcel Energy, Inc.	9,222	622,669
		11,400,817

Electrical Equipment — 0.7%
Acuity Brands, Inc.	392	114,515
AMETEK, Inc.	2,474	445,963
Eaton Corp. PLC	5,383	1,786,456
Emerson Electric Co.	6,293	779,891
GE Vernova, Inc.	682	224,330
Generac Holdings, Inc. *	967	149,933
Hubbell, Inc.	759	317,938
NEXTracker, Inc., Class A *	947	34,594
nVent Electric PLC	2,113	144,022
Regal Rexnord Corp.	1,098	170,333
Rockwell Automation, Inc.	1,667	476,412
Vertiv Holdings Co., Class A	1,257	142,808
		4,787,195

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	17,045	1,183,775
Arrow Electronics, Inc. *	830	93,890
Badger Meter, Inc.	331	70,212
CDW Corp.	2,939	511,504
Cognex Corp.	1,711	61,356
Coherent Corp. *	812	76,921
Corning, Inc.	8,949	425,257
Fabrinet *	506	111,259
Flex Ltd. *	5,442	208,918
Insight Enterprises, Inc. *@	300	45,630
Jabil, Inc.	2,830	407,237
Keysight Technologies, Inc. *	1,840	295,559
Littelfuse, Inc.	380	89,547
Novanta, Inc. *	661	100,981
TD SYNNEX Corp.	836	98,046
TE Connectivity PLC	3,575	511,118
Teledyne Technologies, Inc. *	338	156,876
Trimble, Inc. *	1,892	133,689
Vontier Corp.	3,024	110,285
Zebra Technologies Corp., Class A *	374	144,446
		4,836,506

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	142,093
Cactus, Inc., Class A	726	42,369
Halliburton Co.	7,751	210,750
NOV, Inc.	4,002	58,429
Schlumberger NV	12,666	485,615
TechnipFMC PLC	4,963	143,629
Weatherford International PLC	977	69,983
		1,152,868

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Entertainment — 1.1%
Atlanta Braves Holdings, Inc., Class C *	58	$2,219
Electronic Arts, Inc.	2,744	401,447
Liberty Media Corp.-Liberty Formula One, Class A *	2	168
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	159,653
Liberty Media Corp.-Liberty Live, Class A *	328	21,832
Liberty Media Corp.-Liberty Live, Class C *	367	24,978
Live Nation Entertainment, Inc. *	2,466	319,347
Madison Square Garden Sports Corp. *	279	62,965
Netflix, Inc. *	4,747	4,231,096
ROBLOX Corp., Class A *	2,017	116,704
Spotify Technology SA *	572	255,901
Take-Two Interactive Software, Inc. *	2,052	377,732
TKO Group Holdings, Inc. *	628	89,245
Walt Disney Co. (The)	14,767	1,644,306
Warner Bros Discovery, Inc. *	12,527	132,410
Warner Music Group Corp., Class A	1,467	45,477
		7,885,480

Financial Services — 4.2%
Apollo Global Management, Inc.	5,734	947,028
Berkshire Hathaway, Inc., Class B *	12,209	5,534,096
Block, Inc. *	2,826	240,182
Corebridge Financial, Inc.	814	24,363
Corpay, Inc. *	1,396	472,434
Equitable Holdings, Inc.	7,584	357,737
Essent Group Ltd.	700	38,108
Euronet Worldwide, Inc. *	39	4,011
Fidelity National Information Services, Inc.	5,567	449,647
Fiserv, Inc. *	5,324	1,093,656
Global Payments, Inc.	2,160	242,050
Jack Henry & Associates, Inc.	1,069	187,396
Jackson Financial, Inc., Class A	477	41,537
MasterCard, Inc., Class A	17,384	9,153,893
MGIC Investment Corp.	4,400	104,324
PayPal Holdings, Inc. *	9,049	772,332
PennyMac Financial Services, Inc.	200	20,428
Rocket Cos., Inc., Class A *	1,367	15,392
Shift4 Payments, Inc., Class A *@	780	80,948
Toast, Inc., Class A *	2,632	95,936
Visa, Inc., Class A	28,281	8,937,927
Voya Financial, Inc.	1,519	104,553
WEX, Inc. *	663	116,237
		29,034,215

Food Products — 0.6%
Bunge Global SA	1,401	108,942
Campbell’s Co. (The)	2,104	88,115
Conagra Brands, Inc.	3,575	99,206
Darling Ingredients, Inc. *	3,101	104,473
Flowers Foods, Inc.	2	41
Freshpet, Inc. *	191	28,289
General Mills, Inc.	8,511	542,746
Hershey Co. (The)	2,946	498,905
Hormel Foods Corp.	3,316	104,023
Ingredion, Inc.	962	132,333
J.M. Smucker Co. (The)	1,268	139,632
Kellanova	5,208	421,692
Kraft Heinz Co. (The)	3,268	100,360
Lamb Weston Holdings, Inc.	3,492	233,370
Lancaster Colony Corp.	261	45,190
McCormick & Co., Inc.	2,892	220,486
Mondelez International, Inc., Class A	11,759	702,365
Pilgrim’s Pride Corp. *	940	42,667
Post Holdings, Inc. *	1,136	130,027
Tyson Foods, Inc., Class A	2,688	154,399
		3,897,261

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	328,677
MDU Resources Group, Inc.	3,960	71,359
National Fuel Gas Co.	1,600	97,088
New Jersey Resources Corp.	715	33,355
Southwest Gas Holdings, Inc.	1,343	94,963
UGI Corp.	2,799	79,016
		704,458

Ground Transportation — 0.9%
CSX Corp.	34,381	1,109,475
JB Hunt Transport Services, Inc.	1,170	199,672
Knight-Swift Transportation Holdings, Inc.	2,249	119,287
Landstar System, Inc.	504	86,618
Norfolk Southern Corp.	2,399	563,045
Old Dominion Freight Line, Inc.	2,821	497,624
Saia, Inc. *	200	91,146
U-Haul Holding Co.	1,188	76,091
U-Haul Holding Co. *@	152	10,502
Uber Technologies, Inc. *	9,836	593,308
Union Pacific Corp.	10,759	2,453,482
XPO, Inc. *	1,934	253,644
		6,053,894

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	18,506	2,093,214
Align Technology, Inc. *	581	121,144
Baxter International, Inc.	5,511	160,701
Becton Dickinson & Co.	2,001	453,967
Boston Scientific Corp. *	10,979	980,644
Cooper Cos., Inc. (The) *	1,444	132,747
Dexcom, Inc. *	3,076	239,221
Edwards Lifesciences Corp. *	6,280	464,908
Envista Holdings Corp. *	1	19

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
GE HealthCare Technologies, Inc.	909	$71,066
Globus Medical, Inc., Class A *	57	4,714
Hologic, Inc. *	2,522	181,811
IDEXX Laboratories, Inc. *	1,460	603,622
Insulet Corp. *	740	193,192
Intuitive Surgical, Inc. *	1,973	1,029,827
Lantheus Holdings, Inc. *	438	39,184
Masimo Corp. *	608	100,502
Medtronic PLC	9,595	766,449
Merit Medical Systems, Inc. *	769	74,378
Penumbra, Inc. *	389	92,380
ResMed, Inc.	1,563	357,442
Solventum Corp. *	3,287	217,139
STERIS PLC	889	182,743
Stryker Corp.	3,638	1,309,862
Teleflex, Inc.	364	64,785
Zimmer Biomet Holdings, Inc.	1,186	125,277
		10,060,938

Health Care Providers & Services — 1.9%
ABIOMED, Inc. CVR *¶§	350	—
Cardinal Health, Inc.	3,943	466,339
Cencora, Inc.	2,652	595,851
Centene Corp. *	4,171	252,679
Chemed Corp.	339	179,602
Cigna Group (The)	2,962	817,927
CorVel Corp. *	300	33,378
CVS Health Corp.	5,290	237,468
DaVita, Inc. *	828	123,827
Elevance Health, Inc.	2,470	911,183
Encompass Health Corp.	1,476	136,308
Ensign Group, Inc. (The)	687	91,275
HCA Healthcare, Inc.	2,785	835,918
HealthEquity, Inc. *	331	31,759
Henry Schein, Inc. *	1,827	126,428
Humana, Inc.	1,277	323,988
Labcorp Holdings, Inc.	919	210,745
McKesson Corp.	1,802	1,026,978
Molina Healthcare, Inc. *	1,058	307,931
Quest Diagnostics, Inc.	1,331	200,795
RadNet, Inc. *	658	45,955
Tenet Healthcare Corp. *	1,281	161,701
UnitedHealth Group, Inc.	12,095	6,118,377
Universal Health Services, Inc., Class B	753	135,103
		13,371,515

Health Care Technology — 0.0%
Doximity, Inc., Class A *	742	39,615
Veeva Systems, Inc., Class A *	1,334	280,474
		320,089

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	2,785	365,977
Aramark	2,445	91,223
Booking Holdings, Inc.	468	2,325,221
Caesars Entertainment, Inc. *	2,407	80,442
Carnival Corp. *	2,589	64,518
Cava Group, Inc. *	287	32,374
Chipotle Mexican Grill, Inc. *	21,150	1,275,345
Choice Hotels International, Inc. @	413	58,638
Churchill Downs, Inc.	1,048	139,950
Darden Restaurants, Inc.	2,002	373,753
Domino’s Pizza, Inc.	501	210,300
DoorDash, Inc., Class A *	392	65,758
DraftKings, Inc., Class A *	2,512	93,446
Expedia Group, Inc. *	2,025	377,318
Hilton Worldwide Holdings, Inc.	3,388	837,378
Hyatt Hotels Corp., Class A	300	47,094
Las Vegas Sands Corp.	3,185	163,582
Light & Wonder, Inc. *	971	83,875
Marriott International, Inc., Class A	3,487	972,664
McDonald’s Corp.	10,132	2,937,165
Norwegian Cruise Line Holdings Ltd. *	2,479	63,785
Planet Fitness, Inc., Class A *	1,127	111,426
Royal Caribbean Cruises Ltd.	2,550	588,259
Starbucks Corp.	16,030	1,462,737
Texas Roadhouse, Inc.	971	175,198
Vail Resorts, Inc.	666	124,842
Wingstop, Inc.	324	92,081
Wyndham Hotels & Resorts, Inc.	1,765	177,894
Wynn Resorts Ltd.	738	63,586
Yum! Brands, Inc.	3,962	531,542
		13,987,371

Household Durables — 0.4%
Champion Homes, Inc. *	447	39,381
DR Horton, Inc.	3,065	428,548
Garmin Ltd.	1,700	350,642
Installed Building Products, Inc.	184	32,246
KB Home	467	30,691
Lennar Corp., Class A	2,547	347,334
Lennar Corp., Class B @	72	9,515
Mohawk Industries, Inc. *	600	71,478
NVR, Inc. *	46	376,229
PulteGroup, Inc.	2,975	323,978
SharkNinja, Inc. *	397	38,652
Taylor Morrison Home Corp. *	1,243	76,084
Tempur Sealy International, Inc.	3,440	195,014
Toll Brothers, Inc.	1,295	163,105
TopBuild Corp. *	500	155,670
Whirlpool Corp.	1,199	137,262
		2,775,829

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Household Products — 1.3%
Church & Dwight Co., Inc.	1,955	$204,708
Clorox Co. (The)	2,311	375,329
Colgate-Palmolive Co.	12,032	1,093,829
Kimberly-Clark Corp.	4,641	608,157
Procter & Gamble Co. (The)	38,727	6,492,582
Reynolds Consumer Products, Inc.	878	23,697
		8,798,302

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	141,570
Clearway Energy, Inc., Class C	2,400	62,400
Ormat Technologies, Inc.	300	20,316
Vistra Corp.	3,161	435,807
		660,093

Industrial Conglomerates — 0.5%
3M Co.	5,998	774,282
General Electric Co.	2,729	455,170
Honeywell International, Inc.	9,526	2,151,828
		3,381,280

Insurance — 2.1%
Aflac, Inc.	4,376	452,653
Allstate Corp. (The)	2,506	483,132
American Financial Group, Inc.	747	102,287
American International Group, Inc.	8,089	588,879
Aon PLC, Class A	4,134	1,484,767
Arch Capital Group Ltd.	3,373	311,497
Arthur J Gallagher & Co.	2,175	617,374
Assurant, Inc.	793	169,083
Axis Capital Holdings Ltd.	1,300	115,206
Brown & Brown, Inc.	2,588	264,028
Chubb Ltd.	3,276	905,159
Cincinnati Financial Corp.	1,150	165,255
Enstar Group Ltd. *	300	96,615
Erie Indemnity Co., Class A	386	159,121
Everest Group Ltd.	191	69,230
F&G Annuities & Life, Inc.	306	12,681
Fidelity National Financial, Inc.	2,857	160,392
First American Financial Corp.	2,024	126,379
Globe Life, Inc.	1,141	127,244
Hartford Financial Services Group, Inc. (The)	4,796	524,682
Kinsale Capital Group, Inc.	257	119,538
Lincoln National Corp.	2,031	64,403
Loews Corp.	1,471	124,579
Markel Group, Inc. *	100	172,623
Marsh & McLennan Cos., Inc.	8,786	1,866,234
MetLife, Inc.	4,850	397,118
Old Republic International Corp.	2,863	103,612
Primerica, Inc.	489	132,724
Principal Financial Group, Inc.	2,619	202,737
Progressive Corp. (The)	6,652	1,593,886
Prudential Financial, Inc.	3,077	364,717
Reinsurance Group of America, Inc.	724	154,668
RenaissanceRe Holdings Ltd.	783	194,818
RLI Corp.	510	84,063
Selective Insurance Group, Inc.	829	77,528
Travelers Cos., Inc. (The)	5,041	1,214,327
Unum Group	1,700	124,151
W R Berkley Corp.	3,319	194,228
White Mountains Insurance Group Ltd.	23	44,736
Willis Towers Watson PLC	1,050	328,902
		14,495,256

Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	80,185	15,179,021
Alphabet, Inc., Class C	72,823	13,868,412
Match Group, Inc. *	2,359	77,163
Meta Platforms, Inc., Class A	35,491	20,780,335
Pinterest, Inc., Class A *	810	23,490
Snap, Inc., Class A *	3,870	41,680
		49,970,101

IT Services — 1.5%
Accenture PLC, Class A	9,180	3,229,432
Akamai Technologies, Inc. *	2,286	218,656
Amdocs Ltd.	2,260	192,416
Cloudflare, Inc., Class A *	1,142	122,971
Cognizant Technology Solutions Corp., Class A	5,258	404,340
EPAM Systems, Inc. *	639	149,411
Gartner, Inc. *	1,650	799,376
Globant SA *	394	84,481
GoDaddy, Inc., Class A *	2,137	421,780
International Business Machines Corp.	18,475	4,061,359
Kyndryl Holdings, Inc. *	900	31,140
MongoDB, Inc. *	284	66,118
Okta, Inc. *	1,243	97,948
Snowflake, Inc., Class A *	1,051	162,285
Twilio, Inc., Class A *	1,065	115,105
VeriSign, Inc. *	1,280	264,909
		10,421,727

Leisure Equipment & Products — 0.0%
Brunswick Corp.	1,532	99,090
Hasbro, Inc.	2,087	116,684
Mattel, Inc. *	2,404	42,623
		258,397

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	3,158	$424,246
Avantor, Inc. *	2,630	55,414
Bio-Rad Laboratories, Inc., Class A *	223	73,258
Bio-Techne Corp.	1,750	126,052
Bruker Corp.	2,044	119,819
Charles River Laboratories International, Inc. *	640	118,144
Danaher Corp.	6,158	1,413,569
Fortrea Holdings, Inc. *	1,510	28,161
ICON PLC *	70	14,680
Illumina, Inc. *	1,155	154,343
IQVIA Holdings, Inc. *	2,629	516,625
Medpace Holdings, Inc. *	500	166,115
Mettler-Toledo International, Inc. *	397	485,801
Repligen Corp. *	355	51,099
Revvity, Inc.	1,223	136,499
Thermo Fisher Scientific, Inc.	3,717	1,933,695
Waters Corp. *	1,088	403,626
West Pharmaceutical Services, Inc.	791	259,100
		6,480,246

Machinery — 2.0%
AGCO Corp. @	932	87,123
Allison Transmission Holdings, Inc.	1,376	148,691
Caterpillar, Inc.	8,532	3,095,068
Crane Co.	624	94,692
Cummins, Inc.	1,467	511,396
Deere & Co.	4,634	1,963,426
Donaldson Co., Inc.	2,651	178,545
Dover Corp.	1,815	340,494
Esab Corp.	564	67,646
Federal Signal Corp.	808	74,651
Flowserve Corp.	1,775	102,098
Fortive Corp.	2,561	192,075
Franklin Electric Co., Inc.	300	29,235
Graco, Inc.	2,143	180,633
IDEX Corp.	941	196,942
Illinois Tool Works, Inc.	6,946	1,761,228
Ingersoll Rand, Inc.	2,975	269,119
ITT, Inc.	1,053	150,453
Lincoln Electric Holdings, Inc.	1,030	193,094
Middleby Corp. (The) *	1,043	141,274
Mueller Industries, Inc.	776	61,583
Nordson Corp.	589	123,242
Oshkosh Corp.	1,453	138,137
Otis Worldwide Corp.	5,642	522,506
PACCAR, Inc.	7,413	771,100
Parker-Hannifin Corp.	1,828	1,162,663
Pentair PLC	1,393	140,192
RBC Bearings, Inc. *	421	125,938
Snap-on, Inc.	675	229,149
SPX Technologies, Inc. *	182	26,485
Stanley Black & Decker, Inc.	1,936	155,441
Timken Co., (The)	1,513	107,983
Toro Co. (The)	1,489	119,269
Watts Water Technologies, Inc., Class A	400	81,320
Westinghouse Air Brake Technologies Corp.	1,144	216,891
Xylem, Inc.	1,968	228,327
		13,988,109

Marine Transportation — 0.0%
Kirby Corp. *	322	34,068

Media — 0.7%
Charter Communications, Inc., Class A *	2,047	701,650
Comcast Corp., Class A	59,894	2,247,822
Fox Corp. Class A	3,686	179,066
Fox Corp. Class B	661	30,234
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	169,829
Liberty Broadband Corp., Class A *	39	2,900
Liberty Broadband Corp., Class C *	1,043	77,975
New York Times Co. (The), Class A	1,641	85,414
News Corp., Class A	3,913	107,764
News Corp., Class B @	1,525	46,406
Nexstar Media Group, Inc.	746	117,845
Omnicom Group, Inc.	4,831	415,659
Paramount Global, Class A	616	13,737
Paramount Global, Class B	1,143	11,956
Sirius XM Holdings, Inc. @	1,275	29,070
Trade Desk, Inc. (The), Class A *	3,259	383,030
		4,620,357

Metals & Mining — 0.3%
Alcoa Corp.	2,296	86,743
ATI, Inc. *	1,233	67,864
Carpenter Technology Corp.	592	100,468
Cleveland-Cliffs, Inc. *	6,698	62,961
Commercial Metals Co.	1,475	73,160
Freeport-McMoRan, Inc.	16,128	614,154
Newmont Corp.	4,649	173,036
Nucor Corp.	2,581	301,229
Reliance, Inc.	664	178,789
Royal Gold, Inc.	1,115	147,013
Southern Copper Corp.	1,808	164,763
Steel Dynamics, Inc.	1,601	182,626
		2,152,806

Multi-Utilities — 0.7%
Ameren Corp.	3,328	296,658
CenterPoint Energy, Inc.	6,700	212,591
CMS Energy Corp.	5,199	346,513
Consolidated Edison, Inc.	5,063	451,772
Dominion Energy, Inc.	13,388	721,078
DTE Energy Co.	3,247	392,075
NiSource, Inc.	5,791	212,877
Public Service Enterprise Group, Inc.	8,415	710,983
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Sempra	9,472	$830,884
WEC Energy Group, Inc.	4,990	469,260
		4,644,691

Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	3,600	54,324
Antero Resources Corp. *	3,300	115,665
APA Corp.	5,617	129,697
Cheniere Energy, Inc.	3,965	851,960
Chevron Corp.	14,873	2,154,205
ConocoPhillips	18,232	1,808,067
Coterra Energy, Inc.	8,623	220,231
Devon Energy Corp.	7,424	242,988
Diamondback Energy, Inc.	2,409	394,666
DT Midstream, Inc.	1,111	110,467
EnLink Midstream LLC *	3,400	48,110
EOG Resources, Inc.	6,790	832,318
EQT Corp.	3,800	175,218
Expand Energy Corp. @	2,016	200,693
Exxon Mobil Corp.	47,779	5,139,587
Hess Corp.	4,540	603,865
HF Sinclair Corp.	2,161	75,743
Kinder Morgan, Inc.	8,265	226,461
Magnolia Oil & Gas Corp., Class A	1,900	44,422
Marathon Petroleum Corp.	4,943	689,548
Matador Resources Co.	1,362	76,626
Occidental Petroleum Corp.	12,838	634,326
ONEOK, Inc.	6,195	621,978
Ovintiv, Inc.	3,035	122,918
Permian Resources Corp.	3,559	51,178
Phillips 66	3,291	374,944
Range Resources Corp.	3,129	112,581
Targa Resources Corp.	1,997	356,465
Texas Pacific Land Corp.	174	192,437
Valero Energy Corp.	3,136	384,442
Vitesse Energy, Inc.	190	4,750
Williams Cos., Inc. (The)	13,491	730,133
		17,781,013

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	105,621
Magnera Corp. *	1	18
		105,639

Passenger Airlines — 0.1%
American Airlines Group, Inc. *	7,509	130,882
Delta Air Lines, Inc.	4,487	271,464
Southwest Airlines Co. @	5,800	194,996
United Airlines Holdings, Inc. *	2,884	280,036
		877,378

Personal Products — 0.2%
BellRing Brands, Inc. *	2,728	205,528
Coty, Inc., Class A *	2,516	17,511
elf Beauty, Inc. *@	574	72,066
Estee Lauder Cos., Inc. (The), Class A	3,525	264,304
Kenvue, Inc.	29,296	625,470
		1,184,879

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	19,205	1,086,235
Elanco Animal Health, Inc. *	4,517	54,701
Eli Lilly & Co.	17,053	13,164,916
Jazz Pharmaceuticals PLC *	1,092	134,480
Johnson & Johnson	34,649	5,010,938
Merck & Co., Inc.	33,114	3,294,181
Pfizer, Inc.	42,944	1,139,304
Royalty Pharma PLC, Class A	2,744	69,999
Viatris, Inc.	10,369	129,094
Zoetis, Inc.	8,262	1,346,128
		25,429,976

Professional Services — 1.0%
Amentum Holdings, Inc. *@	195	4,101
Automatic Data Processing, Inc.	7,483	2,190,498
Booz Allen Hamilton Holding Corp.	3,549	456,756
Broadridge Financial Solutions, Inc.	2,075	469,137
CACI International, Inc., Class A *	457	184,655
Concentrix Corp. @	144	6,231
Dayforce, Inc. *@	995	72,277
Equifax, Inc.	1,362	347,106
ExlService Holdings, Inc. *	1,320	58,582
FTI Consulting, Inc. *	662	126,528
Genpact Ltd.	2,839	121,935
Jacobs Solutions, Inc.	195	26,056
KBR, Inc.	2,555	148,011
Leidos Holdings, Inc.	1,015	146,221
Parsons Corp. *	540	49,815
Paychex, Inc.	5,938	832,626
Paycom Software, Inc.	888	182,013
Paylocity Holding Corp. *	668	133,246
Robert Half, Inc.	1,967	138,595
Science Applications International Corp.	1,070	119,605
SS&C Technologies Holdings, Inc.	3,246	245,982
TransUnion	2,099	194,598
Verisk Analytics, Inc.	3,116	858,240
		7,112,814

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	3,364	441,660
CoStar Group, Inc. *	2,890	206,895
Jones Lang LaSalle, Inc. *	525	132,898
Zillow Group, Inc., Class A *	436	30,891
Zillow Group, Inc., Class C *	1,159	85,824
		898,168

Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc. *	14,213	1,716,788
Amkor Technology, Inc.	2,141	55,002
Analog Devices, Inc.	4,750	1,009,185
Applied Materials, Inc.	11,920	1,938,550

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Broadcom, Inc.	48,749	$11,301,968
Cirrus Logic, Inc. *	899	89,522
Enphase Energy, Inc. *	1,883	129,324
Entegris, Inc.	1,672	165,628
First Solar, Inc. *	1,023	180,294
Intel Corp.	40,658	815,193
KLA Corp.	2,837	1,787,650
Lam Research Corp.	22,940	1,656,956
Lattice Semiconductor Corp. *	1,742	98,684
MACOM Technology Solutions Holdings, Inc. *	654	84,961
Marvell Technology, Inc.	6,428	709,973
Microchip Technology, Inc.	8,612	493,898
Micron Technology, Inc.	7,907	665,453
MKS Instruments, Inc.	757	79,023
Monolithic Power Systems, Inc.	581	343,778
NVIDIA Corp.	341,350	45,839,892
NXP Semiconductors NV	2,249	467,455
ON Semiconductor Corp. *	6,252	394,189
Onto Innovation, Inc. *	307	51,168
Qorvo, Inc. *	1,305	91,259
QUALCOMM, Inc.	18,257	2,804,640
Skyworks Solutions, Inc.	1,761	156,166
Teradyne, Inc.	1,789	225,271
Texas Instruments, Inc.	13,393	2,511,321
Universal Display Corp.	786	114,913
		75,978,104

Software — 8.2%
Adobe, Inc. *	7,780	3,459,610
AppLovin Corp., Class A *	1,162	376,290
Aspen Technology, Inc. *	364	90,865
Atlassian Corp., Class A *	1,245	303,008
Autodesk, Inc. *	2,329	688,383
Bentley Systems, Inc., Class B	2,343	109,418
Bill Holdings, Inc. *	791	67,006
Cadence Design Systems, Inc. *	2,934	881,550
CCC Intelligent Solutions Holdings, Inc. *	3,847	45,125
Crowdstrike Holdings, Inc., Class A *	825	282,282
Datadog, Inc., Class A *	1,407	201,046
DocuSign, Inc. *	1,359	122,228
Dolby Laboratories, Inc., Class A	938	73,258
Dropbox, Inc., Class A *	4,131	124,095
Dynatrace, Inc. *	1,205	65,492
Elastic NV *	571	56,575
Fair Isaac Corp. *	346	688,862
Fortinet, Inc. *	10,538	995,630
Gen Digital, Inc.	5,861	160,474
Guidewire Software, Inc. *	488	82,267
HubSpot, Inc. *	406	282,889
Intuit, Inc.	2,998	1,884,243
Manhattan Associates, Inc. *	1,116	301,588
Microsoft Corp.	75,928	32,003,652
Nutanix, Inc., Class A *	1,172	71,703
Oracle Corp.	26,244	4,373,300
Palantir Technologies, Inc., Class A *	13,943	1,054,509
Palo Alto Networks, Inc. *	6,022	1,095,763
Pegasystems, Inc.	575	53,590
Procore Technologies, Inc. *	362	27,125
PTC, Inc. *	1,031	189,570
Qualys, Inc. *	503	70,531
Roper Technologies, Inc.	758	394,046
Salesforce, Inc.	6,787	2,269,098
Samsara, Inc., Class A *	1,046	45,700
SentinelOne, Inc., Class A *	2,184	48,485
ServiceNow, Inc. *	1,553	1,646,366
SPS Commerce, Inc. *	393	72,308
Synopsys, Inc. *	1,643	797,447
Tyler Technologies, Inc. *	310	178,758
Workday, Inc., Class A *	981	253,127
Zoom Communications, Inc. *	832	67,900
Zscaler, Inc. *	705	127,189
		56,182,351

Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	303	45,289
AutoNation, Inc. *	654	111,075
AutoZone, Inc. *	240	768,480
Bath & Body Works, Inc.	1,486	57,612
Best Buy Co., Inc.	4,769	409,180
Burlington Stores, Inc. *	571	162,769
CarMax, Inc. *	1,900	155,344
Carvana Co. *	1,078	219,222
Dick’s Sporting Goods, Inc.	1,581	361,796
Floor & Decor Holdings, Inc., Class A *	701	69,890
Gap, Inc. (The)	1,878	44,377
Home Depot, Inc. (The)	18,549	7,215,376
Lithia Motors, Inc.	199	71,129
Lowe’s Cos., Inc.	8,054	1,987,727
Murphy USA, Inc.	427	214,247
O’Reilly Automotive, Inc. *	816	967,613
Penske Automotive Group, Inc.	257	39,177
Ross Stores, Inc.	6,099	922,596
TJX Cos., Inc. (The)	20,503	2,476,967
Tractor Supply Co.	9,480	503,009
Ulta Beauty, Inc. *	854	371,430
Valvoline, Inc. *	2,681	96,999
Williams-Sonoma, Inc.	2,255	417,581
		17,688,885

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co. @	858	72,012
Crocs, Inc. *	468	51,260
Deckers Outdoor Corp. *	2,696	547,531
Levi Strauss & Co., Class A	1,533	26,521
Lululemon Athletica, Inc. *	2,254	861,952
NIKE, Inc., Class B	19,778	1,496,601
PVH Corp.	760	80,370
Ralph Lauren Corp.	594	137,202

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Skechers U.S.A., Inc., Class A *	1,800	$121,032
Tapestry, Inc.	3,424	223,690
VF Corp. @	5,509	118,223
		3,736,394

Tobacco — 0.6%
Altria Group, Inc.	24,838	1,298,779
Philip Morris International, Inc.	21,397	2,575,129
		3,873,908

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	62,480
Applied Industrial Technologies, Inc.	374	89,562
Beacon Roofing Supply, Inc. *	1,400	142,212
Core & Main, Inc., Class A *	1,729	88,023
Fastenal Co.	10,214	734,489
Ferguson Enterprises, Inc.	332	57,625
FTAI Aviation Ltd.	961	138,423
GATX Corp.	410	63,534
SiteOne Landscape Supply, Inc. *	454	59,824
United Rentals, Inc.	1,160	817,150
Watsco, Inc.	378	179,130
WESCO International, Inc.	596	107,852
WW Grainger, Inc.	778	820,051
		3,360,355

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	432,603
Essential Utilities, Inc.	3,662	133,004
		565,607

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	8,733	1,927,635
TOTAL COMMON STOCKS (Identified Cost $106,906,291)		656,590,664

MUTUAL FUNDS — 4.3%
Others — 4.3%
DFA U.S. Micro Cap Portfolio	1,006,457	29,177,192
TOTAL MUTUAL FUNDS (Identified Cost $11,982,792)		29,177,192

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.180%	573,577	573,577

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	78,188	78,188

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $651,765)		651,765

Total Investments — 99.9% (Identified Cost $119,540,848)		686,419,621
Cash and Other Assets, Less Liabilities — 0.1%		782,417
Net Assets — 100.0%		$687,202,038
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $1,399,767.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†

COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
General Dynamics Corp.	7,826	$2,062,073
L3Harris Technologies, Inc.	6,055	1,273,245
Northrop Grumman Corp.	2,915	1,367,980
RTX Corp.	36,091	4,176,451
Textron, Inc.	26,765	2,047,255
		10,927,004

Air Freight & Logistics — 0.9%
FedEx Corp.	16,968	4,773,607

Automobile Components — 0.2%
BorgWarner, Inc.	24,241	770,621
Gentex Corp.	863	24,794
Lear Corp.	4,071	385,524
		1,180,939

Automobiles — 1.3%
Ford Motor Co.	161,291	1,596,781
General Motors Co.	98,964	5,271,812
		6,868,593

Beverages — 0.5%
Constellation Brands, Inc., Class A	7,550	1,668,550
Keurig Dr Pepper, Inc.	27,263	875,688
		2,544,238

Biotechnology — 1.5%
Biogen, Inc. *	4,545	695,021
Gilead Sciences, Inc.	45,490	4,201,911
Moderna, Inc. *	8,724	362,744
Regeneron Pharmaceuticals, Inc. *	3,232	2,302,251
United Therapeutics Corp. *	683	240,990
		7,802,917

Broadline Retail — 0.2%
eBay, Inc.	20,328	1,259,320

Building Products — 1.2%
Builders FirstSource, Inc. *	5,259	751,669
Carrier Global Corp.	4,413	301,231
Fortune Brands Innovations, Inc.	11,027	753,475
Johnson Controls International PLC	34,370	2,712,824
Owens Corning	12,209	2,079,437
		6,598,636

Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	52,444	4,029,272
Franklin Resources, Inc.	5,210	105,711
Goldman Sachs Group, Inc. (The)	13,505	7,733,233
Jefferies Financial Group, Inc.	5,655	443,352
Morgan Stanley	55,895	7,027,119
Northern Trust Corp.	938	96,145
Raymond James Financial, Inc.	4,361	677,394
State Street Corp.	10,112	992,493
T Rowe Price Group, Inc.	1,285	145,321
		21,250,040

Chemicals — 3.3%
Air Products & Chemicals, Inc.	5,579	1,618,133
Celanese Corp.	4,202	290,820
CF Industries Holdings, Inc.	11,835	1,009,762
Corteva, Inc.	18,513	1,054,501
Dow, Inc.	51,700	2,074,721
DuPont de Nemours, Inc.	13,259	1,010,999
Eastman Chemical Co.	17,799	1,625,405
International Flavors & Fragrances, Inc.	8,219	694,916
Linde PLC	10,864	4,548,431
LyondellBasell Industries NV, Class A	21,390	1,588,635
PPG Industries, Inc.	8,879	1,060,597
Westlake Corp.	7,968	913,531
		17,490,451

Commercial Banks — 12.0%
Bank of America Corp.	120,915	5,314,214
Citigroup, Inc.	68,299	4,807,567
Citizens Financial Group, Inc.	18,613	814,505
East West Bancorp, Inc.	2,390	228,866
Fifth Third Bancorp	70,601	2,985,010
First Citizens Bancshares, Inc., Class A	153	323,292
Huntington Bancshares, Inc.	72,900	1,186,083
JPMorgan Chase & Co.	118,693	28,451,899
KeyCorp	33,936	581,663
M&T Bank Corp.	3,759	706,730
PNC Financial Services Group, Inc. (The)	11,566	2,230,503
Regions Financial Corp.	119,937	2,820,918
Truist Financial Corp.	64,730	2,807,988
U.S. Bancorp	40,031	1,914,683
Wells Fargo & Co.	126,013	8,851,153
Zions Bancorp NA	6,384	346,332
		64,371,406

Commercial Services & Supplies — 0.0%
Republic Services, Inc.	294	59,147

Communications Equipment — 1.5%
Cisco Systems, Inc.	139,870	8,280,304

Computers & Peripherals — 0.8%
Dell Technologies, Inc., Class C	861	99,222
Hewlett Packard Enterprise Co.	141,847	3,028,433
HP, Inc.	4,715	153,850
Western Digital Corp. *	15,020	895,643
		4,177,148

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Construction & Engineering — 0.0%
Quanta Services, Inc.	431	$136,218

Construction Materials — 0.9%
CRH PLC	7,692	711,664
Martin Marietta Materials, Inc.	4,136	2,136,244
Vulcan Materials Co.	8,594	2,210,634
		5,058,542

Consumer Finance — 1.7%
Ally Financial, Inc.	52,963	1,907,198
Capital One Financial Corp.	23,411	4,174,649
Discover Financial Services	7,930	1,373,714
Synchrony Financial	25,544	1,660,360
		9,115,921

Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc. *@	12,596	943,944
Kroger Co. (The)	64,415	3,938,977
Target Corp.	12,875	1,740,443
U.S. Foods Holding Corp. *	9,124	615,505
		7,238,869

Containers & Packaging — 0.6%
Amcor PLC	20,769	195,436
Ball Corp.	6,731	371,080
International Paper Co.	36,643	1,972,126
Packaging Corp. of America	2,898	652,427
Sonoco Products Co.	611	29,848
		3,220,917

Distributors — 0.3%
Genuine Parts Co.	2,990	349,112
LKQ Corp.	37,512	1,378,566
		1,727,678

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	399,342	9,093,017
Verizon Communications, Inc.	182,986	7,317,610
		16,410,627

Electrical Equipment — 0.3%
AMETEK, Inc.	6,575	1,185,210
Emerson Electric Co.	2,442	302,637
NEXTracker, Inc., Class A *	695	25,388
		1,513,235

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	84,494	4,015,155
Flex Ltd. *	24,951	957,869
Keysight Technologies, Inc. *	1,184	190,186
TD SYNNEX Corp.	1,605	188,234
TE Connectivity PLC	19,914	2,847,105
Teledyne Technologies, Inc. *	125	58,016
		8,256,565

Energy Equipment & Services — 0.4%
Baker Hughes Co.	49,652	2,036,725
Halliburton Co.	10,538	286,528
		2,323,253

Entertainment — 1.0%
Electronic Arts, Inc.	5,250	768,075
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	92,192
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	203,296
Take-Two Interactive Software, Inc. *	2,974	547,454
Walt Disney Co. (The)	28,038	3,122,031
Warner Bros Discovery, Inc. *	74,693	789,505
		5,522,553

Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B *	27,321	12,384,063
Fidelity National Information Services, Inc.	27,979	2,259,864
Fiserv, Inc. *	12,529	2,573,707
Global Payments, Inc.	7,128	798,764
		18,016,398

Food Products — 2.2%
Archer-Daniels-Midland Co.	24,965	1,261,232
Bunge Global SA	12,845	998,827
Campbell’s Co. (The)	3,702	155,040
Conagra Brands, Inc.	19,827	550,199
General Mills, Inc.	38,095	2,429,318
Hormel Foods Corp.	5,728	179,687
J.M. Smucker Co. (The)	880	96,906
Kraft Heinz Co. (The)	20,920	642,453
McCormick & Co., Inc.	1,921	146,457
Mondelez International, Inc., Class A	51,728	3,089,714
Post Holdings, Inc. *	973	111,370
Tyson Foods, Inc., Class A	41,844	2,403,519
		12,064,722

Ground Transportation — 1.1%
CSX Corp.	31,963	1,031,446
Norfolk Southern Corp.	16,359	3,839,457
U-Haul Holding Co. *@	2,003	138,387
U-Haul Holding Co.	16,335	1,046,257
		6,055,547

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	33,721	3,814,182
Becton Dickinson & Co.	8,851	2,008,026
Boston Scientific Corp. *	4,174	372,822
Cooper Cos., Inc. (The) *	548	50,378
Edwards Lifesciences Corp. *	7,417	549,081
GE HealthCare Technologies, Inc.	23,244	1,817,216

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Hologic, Inc. *	5,323	$383,735
Medtronic PLC	35,985	2,874,482
STERIS PLC	3,097	636,619
Zimmer Biomet Holdings, Inc.	8,154	861,307
		13,367,848

Health Care Providers & Services — 5.2%
Centene Corp. *	19,196	1,162,894
Cigna Group (The)	19,065	5,264,609
CVS Health Corp.	58,448	2,623,731
Elevance Health, Inc.	13,010	4,799,389
Henry Schein, Inc. *	3,777	261,368
Humana, Inc.	7,918	2,008,876
Labcorp Holdings, Inc.	13,769	3,157,507
Quest Diagnostics, Inc.	18,783	2,833,603
UnitedHealth Group, Inc.	11,496	5,815,366
Universal Health Services, Inc., Class B	1,221	219,072
		28,146,415

Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	601,325
Carnival Corp. *	27,865	694,396
Hyatt Hotels Corp., Class A	3,174	498,255
MGM Resorts International *	2,440	84,546
		1,878,522

Household Durables — 2.8%
DR Horton, Inc.	32,358	4,524,296
Garmin Ltd.	12,982	2,677,667
Lennar Corp., Class A	23,116	3,152,329
Lennar Corp., Class B @	573	75,722
NVR, Inc. *	15	122,683
PulteGroup, Inc.	41,840	4,556,376
		15,109,073

Household Products — 0.0%
Church & Dwight Co., Inc.	483	50,575

Insurance — 5.6%
Aflac, Inc.	32,730	3,385,591
American International Group, Inc.	29,118	2,119,790
Arch Capital Group Ltd.	18,837	1,739,597
Chubb Ltd.	11,440	3,160,872
Cincinnati Financial Corp.	370	53,169
Everest Group Ltd.	1,938	702,447
F&G Annuities & Life, Inc.	103	4,268
Fidelity National Financial, Inc.	1,515	85,052
Hartford Financial Services Group, Inc. (The)	47,472	5,193,437
Lincoln National Corp.	9,516	301,752
Loews Corp.	15,964	1,351,991
Markel Group, Inc. *	116	200,243
MetLife, Inc.	12,261	1,003,931
Old Republic International Corp.	14,636	529,677
Principal Financial Group, Inc.	28,632	2,216,403
Prudential Financial, Inc.	22,788	2,701,062
RenaissanceRe Holdings Ltd.	60	14,929
Travelers Cos., Inc. (The)	21,374	5,148,783
		29,912,994

IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	316,601
Amdocs Ltd.	15,213	1,295,235
Cognizant Technology Solutions Corp., Class A	34,305	2,638,054
DXC Technology Co. *	2,868	57,303
Kyndryl Holdings, Inc. *	1,933	66,882
		4,374,075

Life Sciences Tools & Services — 1.7%
Danaher Corp.	19,132	4,391,751
IQVIA Holdings, Inc. *	4,432	870,932
Revvity, Inc.	1,932	215,631
Thermo Fisher Scientific, Inc.	7,432	3,866,349
		9,344,663

Machinery — 4.7%
Cummins, Inc.	10,946	3,815,775
Deere & Co.	6,624	2,806,589
Dover Corp.	6,916	1,297,442
Fortive Corp.	7,311	548,325
Ingersoll Rand, Inc.	14,939	1,351,382
Oshkosh Corp.	984	93,549
Otis Worldwide Corp.	25,885	2,397,210
PACCAR, Inc.	34,507	3,589,418
Parker-Hannifin Corp.	4,264	2,712,032
Pentair PLC	20,400	2,053,056
Snap-on, Inc.	6,351	2,156,037
Stanley Black & Decker, Inc.	14,985	1,203,146
Westinghouse Air Brake Technologies Corp.	5,333	1,011,083
		25,035,044

Media — 2.3%
Charter Communications, Inc., Class A *	153	52,444
Comcast Corp., Class A	246,479	9,250,357
Fox Corp. Class A	24,883	1,208,816
Fox Corp. Class B	14,510	663,687
Interpublic Group of Cos., Inc. (The)	21,833	611,761
News Corp., Class A	8,320	229,133
News Corp., Class B @	1,734	52,765
Paramount Global, Class B	25,564	267,399
Sirius XM Holdings, Inc. @	11,026	251,393
		12,587,755

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Metals & Mining — 3.0%
Freeport-McMoRan, Inc.	106,539	$4,057,005
Newmont Corp.	42,413	1,578,612
Nucor Corp.	36,250	4,230,738
Reliance, Inc.	9,348	2,517,043
Royal Gold, Inc.	725	95,591
Steel Dynamics, Inc.	33,820	3,857,847
		16,336,836

Oil, Gas & Consumable Fuels — 11.8%
Chevron Corp.	75,395	10,920,212
ConocoPhillips	82,336	8,165,261
Coterra Energy, Inc.	19,923	508,833
Devon Energy Corp.	27,320	894,184
Diamondback Energy, Inc.	8,816	1,444,325
EOG Resources, Inc.	23,992	2,940,939
EQT Corp.	1,748	80,600
Exxon Mobil Corp.	195,442	21,023,696
Hess Corp.	1,960	260,700
HF Sinclair Corp.	471	16,509
Kinder Morgan, Inc.	75,243	2,061,658
Marathon Petroleum Corp.	27,020	3,769,290
Occidental Petroleum Corp.	34,021	1,680,978
ONEOK, Inc.	11,913	1,196,065
Phillips 66	21,477	2,446,875
Valero Energy Corp.	19,826	2,430,469
Williams Cos., Inc. (The)	63,321	3,426,932
		63,267,526

Passenger Airlines — 0.6%
Delta Air Lines, Inc.	33,883	2,049,921
Southwest Airlines Co. @	18,667	627,585
United Airlines Holdings, Inc. *	8,187	794,958
		3,472,464

Personal Products — 0.3%
Kenvue, Inc.	81,979	1,750,252

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	79,893	4,518,748
Jazz Pharmaceuticals PLC *	4,730	582,499
Johnson & Johnson	43,174	6,243,824
Merck & Co., Inc.	13,215	1,314,628
Pfizer, Inc.	209,620	5,561,219
Viatris, Inc.	38,046	473,673
		18,694,591

Professional Services — 0.7%
Amentum Holdings, Inc. *@	6,136	129,040
Jacobs Solutions, Inc.	6,136	819,893
Leidos Holdings, Inc.	16,200	2,333,772
ManpowerGroup, Inc.	632	36,479
SS&C Technologies Holdings, Inc.	7,467	565,849
		3,885,033

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	19,100	2,507,639
Jones Lang LaSalle, Inc. *	4,440	1,123,942
		3,631,581

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc. *	13,752	1,661,104
Analog Devices, Inc.	18,542	3,939,433
First Solar, Inc. *	248	43,708
Intel Corp.	192,183	3,853,269
Marvell Technology, Inc.	9,127	1,008,077
Micron Technology, Inc.	49,569	4,171,727
ON Semiconductor Corp. *	10,923	688,695
Qorvo, Inc. *	11,125	777,971
Skyworks Solutions, Inc.	4,292	380,615
		16,524,599

Software — 1.3%
Gen Digital, Inc.	3,129	85,672
Roper Technologies, Inc.	366	190,265
Salesforce, Inc.	19,631	6,563,232
		6,839,169
Specialty Retail — 0.1%
CarMax, Inc. *	8,119	663,809

Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	1,676	387,123
Tapestry, Inc.	6,979	455,938
		843,061

Trading Companies & Distributors — 0.0%
United Rentals, Inc.	184	129,617

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	29,534	6,519,040

TOTAL COMMON STOCKS (Identified Cost $304,009,025)		536,609,337

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.180%	985,598	$985,598

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	5,781	5,781

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $991,379)		991,379

Total Investments — 99.9% (Identified Cost $305,000,404)		537,600,716

Cash and Other Assets, Less Liabilities — 0.1%		311,317
Net Assets — 100.0%		$537,912,033
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $2,222,260.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†

COMMON STOCKS — 99.8%
Aerospace & Defense — 1.4%
AAR Corp. *	3,510	$215,093
AeroVironment, Inc. @*	2,477	381,186
Astronics Corp., Class B *	693	11,133
Axon Enterprise, Inc. *	11	6,537
BWX Technologies, Inc.	3,927	437,428
Curtiss-Wright Corp.	2,577	914,500
Ducommun, Inc. *	1,489	94,790
Hexcel Corp.	4,093	256,631
Huntington Ingalls Industries, Inc.	370	69,919
Innovative Solutions & Support, Inc. *	3,248	27,738
Kratos Defense & Security Solutions, Inc. *	11,721	309,200
Mercury Systems, Inc. *	4,277	179,634
Moog, Inc., Class A	2,730	537,373
National Presto Industries, Inc.	369	36,317
Park Aerospace Corp.	1,334	19,543
Textron, Inc.	1,666	127,432
V2X, Inc. *	1,491	71,315
Woodward, Inc.	4,322	719,267
		4,415,036

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	3,158	69,413
CH Robinson Worldwide, Inc.	1,457	150,537
Expeditors International of Washington, Inc.	301	33,342
HUB Group, Inc., Class A	5,418	241,426
Radiant Logistics, Inc. *	6,146	41,178
		535,896

Automobile Components — 1.5%
Adient PLC *	4,024	69,334
American Axle & Manufacturing Holdings, Inc. *	3,721	21,694
Autoliv, Inc.	6,598	618,827
BorgWarner, Inc.	15,123	480,760
Cooper-Standard Holdings, Inc. *	1,153	15,635
Dana, Inc.	8,268	95,578
Dorman Products, Inc. *	3,535	457,959
Fox Factory Holding Corp. *	4,601	139,272
Gentex Corp.	15,377	441,781
Gentherm, Inc. *	3,773	150,637
Goodyear Tire & Rubber Co. (The) *	6,748	60,732
LCI Industries	2,757	285,046
Lear Corp.	2,663	252,186
Modine Manufacturing Co. *	5,416	627,877
Motorcar Parts of America, Inc. *	2,267	17,229
Patrick Industries, Inc.	3,500	290,780
Phinia, Inc.	3,024	145,666
Standard Motor Products, Inc.	2,639	81,756
Stoneridge, Inc. *	2,727	17,098
Strattec Security Corp. *	941	38,769
Visteon Corp. *	2,696	239,189
XPEL, Inc. ±@*	305	12,182
		4,559,987

Automobiles — 0.3%
Harley-Davidson, Inc.	5,950	179,274
Lucid Group, Inc. @*	15,466	46,707
Rivian Automotive, Inc., Class A @*	14,455	192,251
Thor Industries, Inc. @	2,397	229,417
Winnebago Industries, Inc.	3,191	152,466
		800,115

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	20,699
Celsius Holdings, Inc. *	2,162	56,947
Coca-Cola Consolidated, Inc.	882	1,111,311
MGP Ingredients, Inc. @	1,851	72,874
Molson Coors Beverage Co., Class B	9,730	557,724
National Beverage Corp.	7,326	312,600
		2,132,155

Biotechnology — 2.2%
Agios Pharmaceuticals, Inc. *	3,032	99,631
Aldeyra Therapeutics, Inc. *	3,971	19,815
Alkermes PLC *	5,522	158,813
Allogene Therapeutics, Inc. @*	7,175	15,283
Anika Therapeutics, Inc. *	1,795	29,546
Arcus Biosciences, Inc. *	2,904	43,241
Avidity Biosciences, Inc. *	4,762	138,479
Beam Therapeutics, Inc. @*	497	12,326
BioMarin Pharmaceutical, Inc. *	3,496	229,792
Biomea Fusion, Inc. @*	1,472	5,711
Catalyst Pharmaceuticals, Inc. *	8,570	178,856
Chinook Therapeutics, Inc. CVR ¶*§	5,000	2,344
CRISPR Therapeutics AG @*	1,927	75,847
Cullinan Therapeutics, Inc. *	1,139	13,873
Dynavax Technologies Corp. *	7,915	101,074
Enanta Pharmaceuticals, Inc. *	1,585	9,114
Exact Sciences Corp. @*	3,133	176,043
Exelixis, Inc. *	19,780	658,674
Fate Therapeutics, Inc. @*	124	205
Halozyme Therapeutics, Inc. *	8,219	392,950
Incyte Corp. *	4,731	326,770
Insmed, Inc. *	2,821	194,762
Intellia Therapeutics, Inc. *	2,590	30,199
Krystal Biotech, Inc. *	1,598	250,343
Kura Oncology, Inc. *	5,384	46,895
Kymera Therapeutics, Inc. @*	2,801	112,684
LENZ Therapeutics, Inc. @	446	12,876
Mirati Therapeutics, Inc. CVR ¶*§	1,395	3,118
Myriad Genetics, Inc. *	8,130	111,462
Natera, Inc. *	2,782	440,391
Neurocrine Biosciences, Inc. *	7,426	1,013,649
Nurix Therapeutics, Inc. *	2,828	53,279
PDL BioPharma, Inc. @§*	18,262	16,436
Prothena Corp. PLC *	932	12,908

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Biotechnology (Continued)
Relay Therapeutics, Inc. *	6,235	$25,688
Replimune Group, Inc. *	2,590	31,365
Rocket Pharmaceuticals, Inc. *	3,576	44,950
Sage Therapeutics, Inc. *	2,194	11,913
Sarepta Therapeutics, Inc. *	2,651	322,335
Stoke Therapeutics, Inc. *	2,970	32,759
Twist Bioscience Corp. *	2,997	139,271
United Therapeutics Corp. *	2,637	930,439
Vaxcyte, Inc. *	121	9,905
Veracyte, Inc. *	4,340	171,864
Xencor, Inc. *	2,792	64,160
Xenon Pharmaceuticals, Inc. *	338	13,250
		6,785,288

Broadline Retail — 0.4%
Dillard’s, Inc., Class A @	780	336,757
Etsy, Inc. *	418	22,108
Kohl’s Corp. @	2,281	32,025
Macy’s, Inc.	14,175	239,983
Nordstrom, Inc.	2,914	70,373
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	411,817
		1,113,063

Building Products — 2.7%
A.O. Smith Corp.	8,970	611,844
AAON, Inc.	5,095	599,580
Advanced Drainage Systems, Inc.	7,209	833,360
Allegion PLC	1,427	186,480
American Woodmark Corp. *	1,353	107,604
Apogee Enterprises, Inc.	2,316	165,386
Armstrong World Industries, Inc.	4,365	616,905
AZZ, Inc.	2,363	193,577
Carlisle Cos., Inc.	609	224,624
CSW Industrials, Inc.	1,174	414,187
Fortune Brands Innovations, Inc.	961	65,665
Gibraltar Industries, Inc. *	3,042	179,174
Insteel Industries, Inc.	2,278	61,529
Masco Corp.	5,470	396,958
Owens Corning	6,683	1,138,249
Quanex Building Products Corp. @	3,350	81,204
Resideo Technologies, Inc. *	681	15,697
Simpson Manufacturing Co., Inc.	4,397	729,154
Trex Co., Inc. *	10,510	725,505
UFP Industries, Inc.	6,595	742,927
Zurn Elkay Water Solutions Corp.	14,150	527,795
		8,617,404

Capital Markets — 3.7%
Affiliated Managers Group, Inc.	3,775	698,073
Artisan Partners Asset Management, Inc., Class A	6,206	267,168
B Riley Financial, Inc. @	1,204	5,526
BGC Group, Inc., Class A	30,567	276,937
Brightsphere Investment Group, Inc.	2,826	74,437
Carlyle Group, Inc. (The)	9,910	500,356
Cohen & Steers, Inc.	5,127	473,427
Diamond Hill Investment Group, Inc.	204	31,640
Donnelley Financial Solutions, Inc. *	2,776	174,139
Evercore, Inc., Class A	3,659	1,014,238
Federated Hermes, Inc.	7,863	323,248
Franklin Resources, Inc.	13,466	273,225
Hamilton Lane, Inc., Class A	1,792	265,306
Houlihan Lokey, Inc.	1,002	174,007
Invesco Ltd.	24,055	420,481
Janus Henderson Group PLC	14,636	622,469
Jefferies Financial Group, Inc.	21,621	1,695,086
Lazard, Inc.	6,742	347,078
MarketAxess Holdings, Inc.	710	160,488
Moelis & Co., Class A	571	42,186
Morningstar, Inc.	2,847	958,756
Open Lending Corp. *	2,793	16,674
Oppenheimer Holdings, Inc., Class A	1,244	79,728
Piper Sandler Cos.	1,880	563,906
PJT Partners, Inc., Class A	1,422	224,406
Robinhood Markets, Inc., Class A *	2,574	95,907
SEI Investments Co.	4,732	390,295
Silvercrest Asset Management Group, Inc., Class A	759	13,958
StepStone Group, Inc., Class A	446	25,815
Stifel Financial Corp.	6,170	654,514
StoneX Group, Inc. *	3,118	305,471
Victory Capital Holdings, Inc., Class A	982	64,282
Virtu Financial, Inc., Class A	3,211	114,569
Virtus Investment Partners, Inc.	676	149,112
Westwood Holdings Group, Inc.	1,157	16,788
WisdomTree, Inc. @	4,286	45,003
		11,558,699

Chemicals — 2.3%
AdvanSix, Inc.	3,198	91,111
Albemarle Corp. @	750	64,560
American Vanguard Corp.	3,554	16,455
Arcadium Lithium PLC *	18,990	97,419
Ashland, Inc.	2,718	194,228
Avient Corp.	10,014	409,172
Axalta Coating Systems Ltd. *	16,030	548,547
Balchem Corp.	3,494	569,505
Cabot Corp.	5,463	498,827
Celanese Corp.	1,157	80,076
CF Industries Holdings, Inc.	824	70,304
Chemours Co. (The)	7,387	124,840
Core Molding Technologies, Inc. *	1,500	24,810
Eastman Chemical Co.	3,373	308,022
Ecovyst, Inc. *	5,086	38,857
Element Solutions, Inc.	21,963	558,519
FMC Corp.	2,021	98,241
Hawkins, Inc.	2,325	285,208
HB Fuller Co.	5,803	391,586
Huntsman Corp.	9,262	166,994
Ingevity Corp. *	1,259	51,304
Innospec, Inc.	2,704	297,602
Intrepid Potash, Inc. *	750	16,440

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Chemicals (Continued)
Koppers Holdings, Inc.	2,308	$74,779
Kronos Worldwide, Inc.	2,278	22,211
LSB Industries, Inc. *	2,602	19,749
Mativ Holdings, Inc.	3,615	39,403
Minerals Technologies, Inc.	3,081	234,803
Mosaic Co. (The)	9,271	227,881
NewMarket Corp.	504	266,288
Olin Corp.	3,715	125,567
Orion SA	3,504	55,328
Quaker Chemical Corp.	784	110,356
RPM International, Inc.	4,352	535,557
Sensient Technologies Corp.	4,568	325,516
Stepan Co.	2,418	156,445
Tronox Holdings PLC	1,464	14,742
		7,211,252

Commercial Banks — 10.2%
1st Source Corp.	2,546	148,635
Amalgamated Financial Corp.	477	15,965
Amerant Bancorp, Inc.	661	14,813
Ameris Bancorp	7,199	450,441
AmeriServ Financial, Inc.	4,400	11,528
Arrow Financial Corp.	2,279	65,430
Associated Banc-Corp.	15,878	379,484
Atlantic Union Bankshares Corp.	9,016	341,526
Axos Financial, Inc. *	3,826	267,246
BancFirst Corp.	3,303	387,046
Bancorp, Inc. (The) *	4,840	254,729
Bank of Hawaii Corp.	3,456	246,205
Bank of Marin Bancorp	1,580	37,557
Bank OZK	4,569	203,458
BankUnited, Inc.	3,310	126,343
Bankwell Financial Group, Inc.	326	10,155
Banner Corp.	3,355	224,013
Bar Harbor Bankshares	2,089	63,882
BCB Bancorp, Inc.	878	10,396
Berkshire Hills Bancorp, Inc.	3,188	90,635
BOK Financial Corp.	5,182	551,624
Bridgewater Bancshares, Inc. *	700	9,457
Brookline Bancorp, Inc.	7,431	87,686
Burke & Herbert Financial Services Corp.	197	12,285
Business First Bancshares, Inc.	553	14,212
Byline Bancorp, Inc.	1,299	37,671
C&F Financial Corp.	466	33,203
Cadence Bank	15,454	532,390
Camden National Corp.	1,756	75,051
Capital City Bank Group, Inc.	1,890	69,269
Capitol Federal Financial, Inc.	5,302	31,335
Carter Bankshares, Inc. *	711	12,506
Cathay General Bancorp	7,259	345,601
Central Pacific Financial Corp.	3,116	90,520
Citizens & Northern Corp.	852	15,847
Citizens Community Bancorp, Inc.	400	6,516
Citizens Financial Group, Inc.	9,000	393,840
City Holding Co.	1,327	157,223
Civista Bancshares, Inc.	270	5,681
CNB Financial Corp.	2,264	56,283
Coastal Financial Corp. *	555	47,125
Columbia Financial, Inc. *	2,819	44,568
Comerica, Inc.	7,707	476,678
Commerce Bancshares, Inc.	9,452	588,954
Community Financial System, Inc.	4,718	291,006
Community Trust Bancorp, Inc.	1,552	82,303
Community West Bancshares	1,638	31,728
ConnectOne Bancorp, Inc.	3,358	76,932
Cullen/Frost Bankers, Inc.	3,828	513,909
Customers Bancorp, Inc. *	3,713	180,749
CVB Financial Corp.	13,166	281,884
Dime Community Bancshares, Inc.	3,168	97,368
Eagle Bancorp, Inc.	1,459	37,978
East West Bancorp, Inc.	9,740	932,702
Enterprise Bancorp, Inc.	331	13,088
Enterprise Financial Services Corp.	2,901	163,616
Equity Bancshares, Inc., Class A	1,470	62,357
Esquire Financial Holdings, Inc.	569	45,236
ESSA Bancorp, Inc.	1,900	37,050
Farmers & Merchants Bancorp, Inc.	1,205	35,487
Farmers National Banc Corp.	3,991	56,752
FB Financial Corp.	2,735	140,880
Financial Institutions, Inc.	1,855	50,623
First BanCorp	18,672	347,112
First BanCorp	3,381	148,663
First Bancorp, Inc. (The)	1,876	51,309
First Bancshares, Inc. (The)	1,367	47,845
First Busey Corp.	5,571	131,308
First Business Financial Services, Inc.	551	25,506
First Commonwealth Financial Corp.	9,286	157,119
First Community Bankshares, Inc.	1,982	82,530
First Financial Bancorp	8,992	241,705
First Financial Bankshares, Inc.	14,820	534,261
First Financial Corp.	1,395	64,435
First Foundation, Inc.	1,921	11,929
First Hawaiian, Inc.	1,200	31,140

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Horizon Corp.	28,413	$572,238
First Internet Bancorp	1,018	36,638
First Interstate Bancsystem, Inc., Class A	4,291	139,329
First Merchants Corp.	5,621	224,222
First Mid Bancshares, Inc.	500	18,410
First of Long Island Corp. (The)	2,295	26,806
Flagstar Financial, Inc. @	1,739	16,225
Flushing Financial Corp.	3,899	55,678
FNB Corp.	22,576	333,673
FS Bancorp, Inc.	962	39,500
Fulton Financial Corp.	15,678	302,272
German American Bancorp, Inc.	3,217	129,388
Glacier Bancorp, Inc.	11,842	594,705
Great Southern Bancorp, Inc.	1,275	76,118
Hancock Whitney Corp.	6,503	355,844
Hanmi Financial Corp.	3,586	84,701
HarborOne Bancorp, Inc.	6,045	71,512
Heartland Financial USA, Inc.	4,558	279,428
Heritage Commerce Corp.	3,576	33,543
Heritage Financial Corp.	4,162	101,969
Hilltop Holdings, Inc.	6,988	200,066
Hingham Institution For Savings (The) @	236	59,977
Home Bancorp, Inc.	994	45,933
Home BancShares, Inc.	13,006	368,070
HomeStreet, Inc. *	1,747	19,951
HomeTrust Bancshares, Inc.	2,255	75,948
Hope Bancorp, Inc.	11,541	141,839
Horizon Bancorp, Inc.	3,103	49,989
Independent Bank Corp.	600	20,898
Independent Bank Corp.	3,858	247,645
Independent Bank Group, Inc.	1,379	83,664
International Bancshares Corp.	5,903	372,833
Kearny Financial Corp.	4,719	33,411
KeyCorp	26,535	454,810
Lakeland Financial Corp.	2,447	168,256
Live Oak Bancshares, Inc.	847	33,499
Mercantile Bank Corp.	1,601	71,229
Metropolitan Bank Holding Corp. *	321	18,746
Midland States Bancorp, Inc.	1,086	26,498
MidWestOne Financial Group, Inc.	613	17,851
National Bank Holdings Corp., Class A	3,376	145,371
NBT Bancorp, Inc.	4,206	200,879
Nicolet Bankshares, Inc.	1,020	107,008
Northeast Bank	896	82,190
Northfield Bancorp, Inc.	5,020	58,332
Northrim BanCorp, Inc.	836	65,158
Northwest Bancshares, Inc.	12,344	162,817
OceanFirst Financial Corp.	4,432	80,219
OFG Bancorp	4,058	171,735
Old National Bancorp	28,203	612,146
Old Second Bancorp, Inc.	2,244	39,898
Origin Bancorp, Inc.	1,342	44,675
Pacific Premier Bancorp, Inc.	6,186	154,155
Park National Corp.	1,732	296,917
Pathward Financial, Inc.	2,146	157,903
Peapack-Gladstone Financial Corp.	1,992	63,844
Penns Woods Bancorp, Inc.	1,138	34,584
Peoples Bancorp, Inc.	3,204	101,535
Pinnacle Financial Partners, Inc.	3,365	384,922
Popular, Inc.	7,138	671,400
Preferred Bank	1,186	102,447
Premier Financial Corp.	4,193	107,215
Primis Financial Corp.	1,858	21,664
Prosperity Bancshares, Inc.	5,491	413,747
Provident Financial Holdings, Inc.	1,124	17,883
Provident Financial Services, Inc.	8,674	163,678
QCR Holdings, Inc.	1,658	133,701
Renasant Corp.	5,355	191,441
Republic Bancorp, Inc., Class A	1,997	139,530
Riverview Bancorp, Inc.	2,557	14,677
S&T Bancorp, Inc.	3,996	152,727
Sandy Spring Bancorp, Inc.	1,973	66,510
Seacoast Banking Corp. of Florida	5,003	137,733
ServisFirst Bancshares, Inc.	5,630	477,086
Sierra Bancorp	1,529	44,219
Simmons First National Corp., Class A	7,315	162,247
Southern First Bancshares, Inc. *	923	36,689
Southern Missouri Bancorp, Inc.	686	39,356
Southside Bancshares, Inc.	3,368	106,968
SouthState Corp.	7,217	717,947
Stellar Bancorp, Inc.	3,386	95,993
Stock Yards Bancorp, Inc.	2,936	210,247
Synovus Financial Corp.	7,875	403,436
Territorial Bancorp, Inc.	1,557	15,150
Texas Capital Bancshares, Inc. *	3,132	244,922
TFS Financial Corp.	3,750	47,100
Timberland Bancorp, Inc.	921	28,100
Tompkins Financial Corp.	1,559	105,747
Towne Bank	5,809	197,855

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
TriCo Bancshares	2,959	$129,308
Triumph Financial, Inc. *	2,441	221,838
TrustCo Bank Corp.	1,746	58,159
Trustmark Corp.	5,770	204,085
UMB Financial Corp.	4,960	559,786
United Bankshares, Inc.	12,088	453,904
United Community Banks, Inc.	8,563	276,671
Univest Financial Corp.	3,363	99,242
Valley National Bancorp	27,653	250,536
Veritex Holdings, Inc.	3,570	96,961
WaFd, Inc.	6,377	205,594
Washington Trust Bancorp, Inc.	2,001	62,731
Webster Financial Corp.	10,588	584,669
WesBanco, Inc.	5,118	166,540
West BanCorp, Inc.	1,763	38,169
Westamerica BanCorp	2,658	139,439
Western Alliance Bancorp	5,446	454,959
Western New England Bancorp, Inc.	3,161	29,081
Wintrust Financial Corp.	5,640	703,364
WSFS Financial Corp.	6,445	342,423
Zions Bancorp NA	10,151	550,692
		31,914,688

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	6,300	322,434
ACCO Brands Corp.	6,694	35,143
Brady Corp., Class A	4,578	338,085
Brink’s Co. (The)	4,524	419,691
Casella Waste Systems, Inc., Class A *	6,377	674,750
CECO Environmental Corp. *	4,211	127,299
Cimpress PLC *	1,426	102,273
Clean Harbors, Inc. *	4,977	1,145,407
Deluxe Corp.	2,134	48,207
Driven Brands Holdings, Inc. *	1,606	25,921
Ennis, Inc.	3,110	65,590
HNI Corp.	4,225	212,813
Interface, Inc.	5,834	142,058
Liquidity Services, Inc. *	3,228	104,232
Matthews International Corp., Class A	3,151	87,220
MillerKnoll, Inc.	3,785	85,503
MSA Safety, Inc.	4,031	668,219
NL Industries, Inc.	4,571	35,517
OPENLANE, Inc. *	2,720	53,965
Steelcase, Inc., Class A	9,338	110,375
Tetra Tech, Inc.	25,245	1,005,761
UniFirst Corp.	1,530	261,768
Vestis Corp.	6,146	93,665
Virco Mfg. Corp. @	2,494	25,563
VSE Corp. @	1,412	134,281
		6,325,740

Communications Equipment — 1.4%
BK Technologies Corp. *	400	13,716
Calix, Inc. *	2,992	104,331
Ciena Corp. *	15,659	1,328,040
Clearfield, Inc. @*	2,380	73,780
Comtech Telecommunications Corp. *	3,207	12,860
Digi International, Inc. *	3,397	102,691
Extreme Networks, Inc. *	7,358	123,173
F5, Inc. *	3,709	932,702
Harmonic, Inc. *	10,330	136,666
Infinera Corp. *	5,375	35,314
Juniper Networks, Inc.	15,627	585,231
KVH Industries, Inc. *	2,387	13,606
Lantronix, Inc. *	1,100	4,532
Lumentum Holdings, Inc. *	3,129	262,680
NETGEAR, Inc. *	3,539	98,632
NetScout Systems, Inc. *	8,182	177,222
Optical Cable Corp. *	374	1,350
Viasat, Inc. @*	1,242	10,569
Viavi Solutions, Inc. *	21,651	218,675
		4,235,770

Computers & Peripherals — 0.1%
AstroNova, Inc. @*	1,572	18,880
Pure Storage, Inc., Class A *	2,919	179,314
Xerox Holdings Corp. @	5,031	42,411
		240,605

Construction & Engineering — 2.2%
AECOM	4,153	443,624
Ameresco, Inc., Class A *	3,289	77,226
API Group Corp. *	1,595	57,372
Arcosa, Inc.	1,853	179,259
Comfort Systems USA, Inc.	2,209	936,749
Dycom Industries, Inc. *	3,171	551,944
Everus Construction Group, Inc. *	2,821	185,481
Fluor Corp. *	6,585	324,772
Granite Construction, Inc.	4,358	382,240
Great Lakes Dredge & Dock Corp. *	7,436	83,952
IES Holdings, Inc. *	1,933	388,456
MasTec, Inc. *	6,602	898,796
Matrix Service Co. *	4,086	48,909
MYR Group, Inc. *	1,601	238,181
Northwest Pipe Co. *	1,211	58,443
Primoris Services Corp.	5,218	398,655
Sterling Infrastructure, Inc. *	2,663	448,582
Tutor Perini Corp. *	3,153	76,303
Valmont Industries, Inc.	1,958	600,460
WillScot Holdings Corp. *	18,315	612,637
		6,992,041

Construction Materials — 0.4%
Eagle Materials, Inc.	1,439	355,088
Knife River Corp. *	2,821	286,727
Summit Materials, Inc., Class A *	5,504	278,502
U.S. Lime & Minerals, Inc.	3,565	473,218
		1,393,535

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Consumer Finance — 1.1%
Ally Financial, Inc.	6,410	$230,824
Atlanticus Holdings Corp. *	1,788	99,735
Bread Financial Holdings, Inc.	856	52,267
Consumer Portfolio Services, Inc. *	3,813	41,409
Credit Acceptance Corp. *	760	356,789
Encore Capital Group, Inc. *	2,787	133,135
Enova International, Inc. *	2,921	280,065
Ezcorp, Inc., Class A *	5,994	73,247
FirstCash Holdings, Inc.	2,916	302,098
Green Dot Corp., Class A *	4,505	47,933
LendingClub Corp. *	1,512	24,479
Navient Corp.	11,475	152,503
Nelnet, Inc., Class A	2,441	260,723
OneMain Holdings, Inc.	7,656	399,107
PRA Group, Inc. *	4,120	86,067
PROG Holdings, Inc.	4,487	189,621
Regional Management Corp.	1,467	49,849
SLM Corp.	14,278	393,787
SoFi Technologies, Inc. @*	12,464	191,946
World Acceptance Corp. *	673	75,672
		3,441,256

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	2,354	46,233
Andersons, Inc. (The)	4,055	164,309
BJ’s Wholesale Club Holdings, Inc. *	4,618	412,618
Casey’s General Stores, Inc.	2,455	972,745
Chefs’ Warehouse, Inc. (The) *	4,636	228,647
Grocery Outlet Holding Corp. @*	2,734	42,678
Ingles Markets, Inc., Class A	1,973	127,140
Natural Grocers by Vitamin Cottage, Inc.	2,710	107,641
Performance Food Group Co. *	9,263	783,187
PriceSmart, Inc.	3,201	295,036
SpartanNash Co.	3,686	67,527
Sprouts Farmers Market, Inc. *	7,149	908,423
U.S. Foods Holding Corp. *	13,615	918,468
United Natural Foods, Inc. *	1,873	51,152
Village Super Market, Inc., Class A	830	26,469
Weis Markets, Inc.	2,943	199,300
		5,351,573

Containers & Packaging — 1.4%
Amcor PLC	16,740	157,523
AptarGroup, Inc.	5,666	890,129
Avery Dennison Corp.	184	34,432
Berry Global Group, Inc.	9,609	621,414
Crown Holdings, Inc.	3,202	264,773
Graphic Packaging Holding Co.	8,918	242,213
Greif, Inc., Class A	2,553	156,039
Greif, Inc., Class B	715	48,513
International Paper Co.	9,661	519,955
Myers Industries, Inc.	4,361	48,146
O-I Glass, Inc. *	8,143	88,270
Packaging Corp. of America	317	71,366
Pactiv Evergreen, Inc.	8,108	141,647
Sealed Air Corp.	6,808	230,315
Silgan Holdings, Inc.	11,743	611,223
Sonoco Products Co.	4,592	224,319
TriMas Corp.	5,102	125,458
		4,475,735

Distributors — 0.1%
A-Mark Precious Metals, Inc.	2,332	63,897
LKQ Corp.	3,492	128,331
Pool Corp.	660	225,020
Weyco Group, Inc.	1,043	39,165
		456,413

Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. *	3,867	351,317
American Public Education, Inc. *	1,928	41,587
Bright Horizons Family Solutions, Inc. *	1,895	210,061
Carriage Services, Inc.	2,272	90,539
Chegg, Inc. *	3,873	6,235
Duolingo, Inc. *	500	162,115
European Wax Center, Inc., Class A @*	583	3,888
Frontdoor, Inc. *	4,679	255,801
Graham Holdings Co., Class B	388	338,305
Grand Canyon Education, Inc. *	3,285	538,083
H&R Block, Inc.	11,646	615,375
Laureate Education, Inc. *	3,916	71,624
OneSpaWorld Holdings Ltd.	2,259	44,954
Perdoceo Education Corp.	6,976	184,655
Service Corp. International	7,334	585,400
Strategic Education, Inc.	2,650	247,563
Stride, Inc. *	4,184	434,843
		4,182,345

Diversified Telecommunication Services — 0.1%
Anterix, Inc. *	1,066	32,694
ATN International, Inc.	1,200	20,172
Bandwidth, Inc., Class A *	766	13,037
Costa Communications, Inc. CVR ¶*@§	354	53
IDT Corp., Class B	1,342	63,772
Iridium Communications, Inc.	3,745	108,680
Liberty Latin America Ltd., Class A *	1,600	10,176
Liberty Latin America Ltd., Class C *	10,810	68,536
Shenandoah Telecommunications Co.	6,413	80,868
		397,988

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Electric Utilities — 1.4%
ALLETE, Inc.	4,869	$315,511
Alliant Energy Corp.	8,696	514,281
Evergy, Inc.	7,556	465,072
Genie Energy Ltd., Class B	2,213	34,501
Hawaiian Electric Industries, Inc. *	4,122	40,107
IDACORP, Inc.	2,837	310,027
MGE Energy, Inc.	3,771	354,323
NRG Energy, Inc.	5,195	468,693
OGE Energy Corp.	10,049	414,521
Otter Tail Corp.	4,597	339,443
Pinnacle West Capital Corp.	5,960	505,229
Portland General Electric Co.	5,648	246,366
TXNM Energy, Inc.	9,280	456,298
		4,464,372

Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,347	685,629
Allient, Inc.	1,626	39,479
Atkore, Inc.	3,999	333,717
EnerSys	3,615	334,135
Generac Holdings, Inc. *	265	41,088
LSI Industries, Inc.	3,137	60,921
NEXTracker, Inc., Class A *	3,948	144,220
nVent Electric PLC	3,043	207,411
Powell Industries, Inc. @	1,101	244,037
Preformed Line Products Co.	539	68,879
Regal Rexnord Corp.	6,071	941,794
Sensata Technologies Holding PLC	7,316	200,458
Sunrun, Inc. @*	6,232	57,646
Thermon Group Holdings, Inc. *	3,577	102,910
Vicor Corp. *	3,445	166,462
		3,628,786

Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.	3,308	382,504
Arrow Electronics, Inc. *	5,952	673,290
Avnet, Inc.	8,026	419,920
Badger Meter, Inc.	3,103	658,208
Bel Fuse, Inc., Class B	1,421	117,190
Belden, Inc.	4,607	518,794
Benchmark Electronics, Inc.	3,809	172,929
Climb Global Solutions, Inc.	315	39,926
Cognex Corp.	4,736	169,833
Crane NXT Co.	3,089	179,842
CTS Corp.	3,522	185,715
ePlus, Inc. *	1,591	117,543
Fabrinet *	3,763	827,409
FARO Technologies, Inc. *	2,298	58,277
Flex Ltd. *	22,671	870,340
Insight Enterprises, Inc. @*	2,997	455,844
IPG Photonics Corp. *	1,315	95,627
Itron, Inc. *	4,157	451,367
Jabil, Inc.	338	48,638
Key Tronic Corp. *	1,700	7,089
Kimball Electronics, Inc. *	2,987	55,947
Knowles Corp. *	3,541	70,572
Littelfuse, Inc.	1,865	439,487
Methode Electronics, Inc.	4,122	48,599
Napco Security Technologies, Inc.	4,363	155,148
nLight, Inc. *	1,098	11,518
Novanta, Inc. *	3,723	568,763
OSI Systems, Inc. @*	1,764	295,347
PC Connection, Inc.	2,926	202,684
Plexus Corp. *	2,671	417,958
Richardson Electronics Ltd. @	1,505	21,115
Rogers Corp. *	2,017	204,947
Sanmina Corp. *	6,015	455,155
ScanSource, Inc. *	2,807	133,192
TD SYNNEX Corp.	3,515	412,239
Trimble, Inc. *	7,608	537,581
TTM Technologies, Inc. *	10,405	257,524
Vishay Intertechnology, Inc.	11,850	200,739
Vishay Precision Group, Inc. *	1,694	39,758
Vontier Corp.	8,347	304,415
Zebra Technologies Corp., Class A *	953	368,068
		11,651,041

Energy Equipment & Services — 1.1%
Archrock, Inc.	12,231	304,430
Bristow Group, Inc. *	1,579	54,160
Cactus, Inc., Class A	3,486	203,443
ChampionX Corp.	6,255	170,073
Core Laboratories, Inc. @	998	17,275
Expro Group Holdings NV *	837	10,437
Helix Energy Solutions Group, Inc. *	8,345	77,775
Helmerich & Payne, Inc.	2,724	87,222
Innovex International, Inc. *	2,081	29,072
Liberty Energy, Inc. @	11,763	233,966
Nabors Industries Ltd. @*	539	30,815
Natural Gas Services Group, Inc. *	2,179	58,397
Newpark Resources, Inc. *	5,904	45,284
Noble Corp. PLC	2,483	77,966
NOV, Inc.	18,181	265,443
Oceaneering International, Inc. *	1,554	40,528
Oil States International, Inc. *	3,584	18,135
ProPetro Holding Corp. *	4,527	42,237
RPC, Inc. @	8,542	50,739

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Energy Equipment & Services (Continued)
SEACOR Marine Holdings, Inc. @*	3,233	$21,208
Select Water Solutions, Inc.	3,073	40,687
Solaris Energy Infrastructure, Inc.	1,000	28,780
TechnipFMC PLC	23,392	676,965
TETRA Technologies, Inc. *	8,698	31,139
Tidewater, Inc. *	2,915	159,480
Transocean Ltd. @*	43,549	163,309
Valaris Ltd. *	1,881	83,215
Weatherford International PLC	4,378	313,596
		3,335,776

Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A @*	934	38,107
Atlanta Braves Holdings, Inc., Class C *	2,620	100,241
Cinemark Holdings, Inc. *	7,484	231,855
IMAX Corp. @*	2,245	57,472
Liberty Media Corp.-Liberty Formula One, Class C *	2,610	241,843
Liberty Media Corp.-Liberty Live, Class A *	650	43,264
Liberty Media Corp.-Liberty Live, Class C *	836	56,898
Lions Gate Entertainment Corp., Class A @*	3,637	31,060
Lions Gate Entertainment Corp., Class B *	6,300	47,565
Madison Square Garden Entertainment Corp. *	432	15,379
Madison Square Garden Sports Corp. *	404	91,175
Marcus Corp. (The)	3,100	66,650
Sphere Entertainment Co. *	432	17,418
Warner Music Group Corp., Class A	1,140	35,340
		1,074,267

Financial Services — 1.6%
Acacia Research Corp. @*	1,995	8,658
Alerus Financial Corp.	466	8,966
AvidXchange Holdings, Inc. *	1,863	19,263
Cantaloupe, Inc. *	3,505	33,333
Cass Information Systems, Inc.	1,499	61,324
Equitable Holdings, Inc.	4,600	216,982
Essent Group Ltd.	4,642	252,710
Euronet Worldwide, Inc. *	2,053	211,131
EVERTEC, Inc.	2,063	71,235
Federal Agricultural Mortgage Corp., Class C	923	181,785
Flywire Corp. *	4,301	88,687
I3 Verticals, Inc., Class A *	1,470	33,869
International Money Express, Inc. *	1,977	41,181
Jack Henry & Associates, Inc.	2,212	387,764
Jackson Financial, Inc., Class A	1,992	173,463
Marqeta, Inc., Class A *	3,982	15,092
MGIC Investment Corp.	11,104	263,276
Mr. Cooper Group, Inc. *	4,998	479,858
NMI Holdings, Inc. *	7,878	289,595
PennyMac Financial Services, Inc.	1,706	174,251
Radian Group, Inc.	7,144	226,608
Shift4 Payments, Inc., Class A @*	2,548	264,431
Toast, Inc., Class A *	4,111	149,846
Voya Financial, Inc.	9,648	664,072
Walker & Dunlop, Inc.	3,120	303,295
Waterstone Financial, Inc.	2,966	39,863
Western Union Co. (The)	10,417	110,420
WEX, Inc. *	2,059	360,984
		5,131,942

Food Products — 1.7%
Alico, Inc. @	713	18,488
B&G Foods, Inc. @	5,620	38,722
Bunge Global SA	517	40,202
Cal-Maine Foods, Inc.	4,595	472,917
Calavo Growers, Inc.	2,189	55,820
Campbell’s Co. (The)	10,241	428,893
Conagra Brands, Inc.	4,537	125,902
Darling Ingredients, Inc. *	13,438	452,726
Flowers Foods, Inc.	10,685	220,752
Fresh Del Monte Produce, Inc.	5,010	166,382
Freshpet, Inc. *	870	128,856
Hain Celestial Group, Inc. (The) *	2,490	15,314
Hormel Foods Corp.	343	10,760
Ingredion, Inc.	3,754	516,400
J&J Snack Foods Corp.	1,747	271,012
J.M. Smucker Co. (The)	2,567	282,678
John B Sanfilippo & Son, Inc.	981	85,455
Lamb Weston Holdings, Inc.	456	30,474
Lancaster Colony Corp.	2,908	503,491
Lifeway Foods, Inc. @*	1,756	43,549
Limoneira Co.	2,072	50,681
Mission Produce, Inc. *	1,256	18,049
Pilgrim’s Pride Corp. *	5,624	255,273
Post Holdings, Inc. *	4,776	546,661
Seaboard Corp.	42	102,046
Seneca Foods Corp., Class A *	800	63,408
Simply Good Foods Co. (The) *	4,321	168,433
Tootsie Roll Industries, Inc.	4,910	158,740
TreeHouse Foods, Inc. *	2,393	84,066
Utz Brands, Inc.	1,291	20,217
Vital Farms, Inc. *	2,774	104,552
		5,480,919

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,106	$255,563
MDU Resources Group, Inc.	11,285	203,356
National Fuel Gas Co.	4,000	242,720
New Jersey Resources Corp.	9,687	451,898
Northwest Natural Holding Co.	3,354	132,684
ONE Gas, Inc.	5,011	347,012
RGC Resources, Inc.	600	12,036
Southwest Gas Holdings, Inc.	4,019	284,183
Spire, Inc.	4,808	326,127
UGI Corp.	6,235	176,014
		2,431,593

Ground Transportation — 1.1%
ArcBest Corp.	2,227	207,824
Avis Budget Group, Inc. @*	279	22,490
Covenant Logistics Group, Inc.	860	46,879
Heartland Express, Inc.	8,017	89,951
Knight-Swift Transportation Holdings, Inc.	10,914	578,878
Landstar System, Inc.	2,867	492,723
Marten Transport Ltd.	7,902	123,350
PAMT Corp. *	2,517	41,228
RXO, Inc. *	1,530	36,475
Saia, Inc. *	1,087	495,378
Schneider National, Inc., Class B	1,500	43,920
U-Haul Holding Co.	9,522	609,884
U-Haul Holding Co. @*	1,058	73,097
Universal Logistics Holdings, Inc.	2,551	117,193
Werner Enterprises, Inc.	6,118	219,759
XPO, Inc. *	2,025	265,579
		3,464,608

Health Care — 0.0%
Aduro Biotech, Inc. CVR ¶*§	237	—

Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	46	9,591
AngioDynamics, Inc. *	2,110	19,328
Artivion, Inc. *	5,028	143,751
AtriCure, Inc. *	1,614	49,324
Avanos Medical, Inc. *	2,452	39,036
Axogen, Inc. *	2,643	43,557
CONMED Corp.	2,255	154,332
Dentsply Sirona, Inc.	5,967	113,254
Electromed, Inc. *	2,175	64,271
Embecta Corp.	2,452	50,634
Enovis Corp. *	2,982	130,850
Envista Holdings Corp. *	7,727	149,054
FONAR Corp. *	1,282	19,410
Globus Medical, Inc., Class A *	8,354	690,959
Haemonetics Corp. *	5,164	403,205
Hologic, Inc. *	1,593	114,839
Inari Medical, Inc. *	518	26,444
Insulet Corp. *	767	200,241
Integer Holdings Corp. *	3,152	417,703
Integra LifeSciences Holdings Corp. *	6,371	144,494
iRadimed Corp.	704	38,720
Lantheus Holdings, Inc. *	3,768	337,085
LeMaitre Vascular, Inc.	1,935	178,291
LENSAR, Inc. *	1,385	12,382
LivaNova PLC *	2,251	104,244
Masimo Corp. *	1,465	242,165
Merit Medical Systems, Inc. *	3,513	339,777
Neogen Corp. @*	10,822	131,379
Omnicell, Inc. *	4,593	204,480
OraSure Technologies, Inc. *	6,967	25,151
OrthoPediatrics Corp. @*	1,252	29,021
Penumbra, Inc. *	1,986	471,635
QuidelOrtho Corp. *	446	19,869
Semler Scientific, Inc. *	300	16,200
STAAR Surgical Co. *	1,276	30,994
Surmodics, Inc. *	1,788	70,805
Tactile Systems Technology, Inc. *	1,239	21,224
Teleflex, Inc.	992	176,556
UFP Technologies, Inc. *	913	223,238
Utah Medical Products, Inc.	630	38,726
Varex Imaging Corp. *	578	8,433
		5,704,652

Health Care Providers & Services — 3.0%
ABIOMED, Inc. CVR ¶*§	90	—
Acadia Healthcare Co., Inc. *	4,823	191,232
Addus HomeCare Corp. *	1,872	234,655
Albireo Pharma, Inc. CVR ¶*§	1,018	4,436
Amedisys, Inc. *	336	30,505
AMN Healthcare Services, Inc. *	3,754	89,796
Astrana Health, Inc. *	2,532	79,834
Brookdale Senior Living, Inc. *	7,211	36,271
Castle Biosciences, Inc. *	1,302	34,698
Chemed Corp.	1,565	829,137
Concentra Group Holdings Parent, Inc.	9,795	193,745
CorVel Corp. *	3,189	354,808
Cross Country Healthcare, Inc. *	3,321	60,309
DaVita, Inc. *	8,508	1,272,371
Encompass Health Corp.	6,968	643,495
Enhabit, Inc. *	1,307	10,208
Ensign Group, Inc. (The)	3,722	494,505
Fulgent Genetics, Inc. @*	2,336	43,146

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Health Care Providers & Services (Continued)
HealthEquity, Inc. *	4,526	$434,270
Henry Schein, Inc. *	7,338	507,790
Joint Corp. (The) *	1,577	16,763
ModivCare, Inc. @*	1,383	16,375
Molina Healthcare, Inc. *	127	36,963
National HealthCare Corp.	1,582	170,160
National Research Corp.	2,987	52,691
NeoGenomics, Inc. *	4,322	71,226
Option Care Health, Inc. *	7,998	185,554
Owens & Minor, Inc. *	2,201	28,767
Patterson Cos., Inc.	2,902	89,556
Pediatrix Medical Group, Inc. *	3,540	46,445
Pennant Group, Inc. (The) *	2,408	63,860
Premier, Inc., Class A @	3,050	64,660
Quest Diagnostics, Inc.	1,950	294,177
RadNet, Inc. *	5,402	377,276
Select Medical Holdings Corp.	12,138	228,801
Surgery Partners, Inc. *	1,984	42,001
Tenet Healthcare Corp. *	10,669	1,346,748
U.S. Physical Therapy, Inc.	1,511	134,041
Universal Health Services, Inc., Class B	3,730	669,237
		9,480,512

Health Care Technology — 0.2%
Certara, Inc. *	6,275	66,829
Doximity, Inc., Class A *	2,443	130,432
Evolent Health, Inc., Class A *	5,196	58,455
HealthStream, Inc.	3,803	120,935
Simulations Plus, Inc. @	1,298	36,201
Teladoc Health, Inc. *	2,607	23,698
TruBridge, Inc. *	1,636	32,262
		468,812

Hotels, Restaurants & Leisure — 3.8%
Aramark	20,945	781,458
Bally’s Corp. *	797	14,258
Biglari Holdings, Inc., Class A *	7	8,925
Biglari Holdings, Inc., Class B *	74	18,817
BJ’s Restaurants, Inc. *	2,751	96,656
Bloomin’ Brands, Inc.	5,028	61,392
Boyd Gaming Corp.	2,637	191,288
Brinker International, Inc. *	5,170	683,939
Caesars Entertainment, Inc. *	5,163	172,547
Cava Group, Inc. *	2,501	282,113
Cheesecake Factory, Inc. (The) @	5,035	238,860
Choice Hotels International, Inc. @	5,300	752,494
Churchill Downs, Inc.	7,622	1,017,842
Cracker Barrel Old Country Store, Inc.	2,324	122,847
Darden Restaurants, Inc.	859	160,367
Dave & Buster’s Entertainment, Inc. @*	2,282	66,612
Denny’s Corp. *	4,694	28,399
Domino’s Pizza, Inc.	558	234,226
DraftKings, Inc., Class A *	7,597	282,608
El Pollo Loco Holdings, Inc. *	2,723	31,423
Everi Holdings, Inc. *	4,400	59,444
Expedia Group, Inc. *	1,195	222,664
Hyatt Hotels Corp., Class A	811	127,311
Inspired Entertainment, Inc. *	1,305	11,810
International Game Technology PLC	969	17,112
Jack in the Box, Inc. @	2,392	99,603
Kura Sushi USA, Inc., Class A @*	365	33,062
Light & Wonder, Inc. *	1,829	157,989
Marriott Vacations Worldwide Corp.	3,349	300,740
Monarch Casino & Resort, Inc.	1,490	117,561
Nathan’s Famous, Inc.	681	53,533
Norwegian Cruise Line Holdings Ltd. *	4,482	115,322
Papa John’s International, Inc. @	3,338	137,092
Penn Entertainment, Inc. *	5,194	102,945
Planet Fitness, Inc., Class A *	8,887	878,658
Shake Shack, Inc., Class A *	2,266	294,127
Texas Roadhouse, Inc.	6,983	1,259,943
Travel + Leisure Co.	4,042	203,919
United Parks & Resorts, Inc. *	3,740	210,151
Vail Resorts, Inc.	2,071	388,209
Wendy’s Co. (The)	22,109	360,377
Wingstop, Inc.	1,665	473,193
Wyndham Hotels & Resorts, Inc.	5,481	552,430
Wynn Resorts Ltd.	5,043	434,505
		11,858,771

Household Durables — 2.9%
Bassett Furniture Industries, Inc.	1,080	14,936
Beazer Homes USA, Inc. *	1,643	45,117
Cavco Industries, Inc. *	823	367,247
Century Communities, Inc.	3,367	247,003
Champion Homes, Inc. *	2,566	226,065
Ethan Allen Interiors, Inc.	2,598	73,030
Flexsteel Industries, Inc.	1,069	58,089
GoPro, Inc., Class A *	6,985	7,614
Green Brick Partners, Inc. *	4,024	227,316
Hamilton Beach Brands Holding Co., Class A	2,000	33,660
Helen of Troy Ltd. *	2,629	157,293
Hooker Furnishings Corp.	1,742	24,405
Installed Building Products, Inc.	3,050	534,512
iRobot Corp. @*	2,014	15,608
KB Home	7,849	515,836
La-Z-Boy, Inc.	4,321	188,266
Leggett & Platt, Inc.	5,052	48,499
LGI Homes, Inc. *	624	55,786
Lifetime Brands, Inc.	2,082	12,305
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Household Durables (Continued)
Lovesac Co. (The) @*	794	$18,786
M/I Homes, Inc. *	3,074	408,688
Meritage Homes Corp.	3,491	536,986
Mohawk Industries, Inc. *	3,847	458,293
Newell Brands, Inc.	11,481	114,351
Orleans Homebuilders, Inc. @§*	4,953	—
SharkNinja, Inc. *	907	88,306
Sonos, Inc. *	3,418	51,407
Taylor Morrison Home Corp. *	9,778	598,511
Tempur Sealy International, Inc.	18,378	1,041,849
Toll Brothers, Inc.	10,507	1,323,357
TopBuild Corp. *	3,353	1,043,923
TRI Pointe Homes, Inc. *	9,397	340,735
Universal Electronics, Inc. *	1,292	14,212
VOXX International Corp. @*	3,284	24,236
Whirlpool Corp.	218	24,957
Worthington Enterprises, Inc.	4,458	178,810
		9,119,994

Household Products — 0.3%
Central Garden & Pet Co. @*	1,247	48,384
Central Garden & Pet Co., Class A *	5,453	180,222
Clorox Co. (The)	1,886	306,305
Spectrum Brands Holdings, Inc.	1,853	156,560
WD-40 Co.	1,487	360,865
		1,052,336

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	8,066	103,809
Brookfield Renewable Corp. @	2,853	78,914
Clearway Energy, Inc., Class A	3,716	90,856
Clearway Energy, Inc., Class C	8,971	233,246
Ormat Technologies, Inc.	5,451	369,142
Sunnova Energy International, Inc. @*	4,220	14,475
		890,442

Insurance — 4.2%
Ambac Financial Group, Inc. *	900	11,385
American Financial Group, Inc.	3,696	506,093
AMERISAFE, Inc.	1,125	57,982
Assurant, Inc.	4,101	874,415
Assured Guaranty Ltd.	4,657	419,177
Axis Capital Holdings Ltd.	4,830	428,035
Baldwin Insurance Group, Inc. (The) @*	3,130	121,319
Brighthouse Financial, Inc. *	3,337	160,309
Citizens, Inc. @*	6,126	24,565
CNO Financial Group, Inc.	10,476	389,812
Crawford & Co., Class A	3,214	37,154
Crawford & Co., Class B	3,345	38,902
Donegal Group, Inc., Class A	2,745	42,465
Employers Holdings, Inc.	2,665	136,528
Enstar Group Ltd. *	1,195	384,850
Everest Group Ltd.	18	6,524
F&G Annuities & Life, Inc.	877	36,343
Fidelity National Financial, Inc.	3,987	223,830
First American Financial Corp.	7,508	468,800
Genworth Financial, Inc. *	14,918	104,277
Globe Life, Inc.	3,866	431,136
Hanover Insurance Group, Inc. (The)	2,145	331,746
HCI Group, Inc. @	741	86,349
Horace Mann Educators Corp.	4,392	172,298
Investors Title Co.	279	66,056
James River Group Holdings Ltd.	829	4,037
Kemper Corp.	5,843	388,209
Kinsale Capital Group, Inc.	808	375,825
Lincoln National Corp.	7,815	247,814
Mercury General Corp.	3,869	257,211
Old Republic International Corp.	20,327	735,634
Palomar Holdings, Inc. *	1,593	168,205
Primerica, Inc.	3,776	1,024,882
Reinsurance Group of America, Inc.	3,182	679,771
RenaissanceRe Holdings Ltd.	2,896	720,554
RLI Corp.	4,871	802,887
Safety Insurance Group, Inc.	1,493	123,023
Selective Insurance Group, Inc.	6,118	572,155
Stewart Information Services Corp.	2,578	173,989
Trupanion, Inc. @*	335	16,147
Unico American Corp. *	1,700	111
United Fire Group, Inc.	1,185	33,713
Universal Insurance Holdings, Inc.	2,828	59,558
Unum Group	14,680	1,072,080
White Mountains Insurance Group Ltd.	170	330,660
		13,346,815

Interactive Media & Services — 0.4%
Bumble, Inc., Class A @*	2,172	17,680
Cargurus, Inc. *	1,272	46,479
Cars.com, Inc. *	3,931	68,124
Match Group, Inc. *	6,820	223,082
QuinStreet, Inc. *	858	19,794
Shutterstock, Inc.	1,210	36,723
Snap, Inc., Class A *	24,958	268,798
TripAdvisor, Inc. *	4,913	72,565
Yelp, Inc. *	4,724	182,819
Ziff Davis, Inc. *	2,996	162,803
ZoomInfo Technologies, Inc. *	5,496	57,763
		1,156,630

IT Services — 0.9%
Akamai Technologies, Inc. *	933	89,241
Amdocs Ltd.	5,319	452,860
ASGN, Inc. *	5,178	431,535
DXC Technology Co. *	5,492	109,730
EPAM Systems, Inc. *	367	85,812
Fastly, Inc., Class A *	1,787	16,869
Globant SA *	1,678	359,797
Grid Dynamics Holdings, Inc. *	2,704	60,137
Hackett Group, Inc. (The)	3,495	107,366
Information Services Group, Inc.	2,180	7,281
Kyndryl Holdings, Inc. *	2,623	90,756
MongoDB, Inc. *	181	42,139
Okta, Inc. *	5,003	394,236
Twilio, Inc., Class A *	5,176	559,422
		2,807,181

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Leisure Equipment & Products — 0.4%
Acushnet Holdings Corp. @	541	$38,454
American Outdoor Brands, Inc. *	1,946	29,657
Brunswick Corp.	4,070	263,247
Escalade, Inc.	1,950	27,846
Funko, Inc., Class A *	1,917	25,669
Hasbro, Inc.	3,807	212,849
Johnson Outdoors, Inc., Class A @	1,000	33,000
Malibu Boats, Inc., Class A *	2,116	79,540
Marine Products Corp. @	3,930	36,038
MasterCraft Boat Holdings, Inc. *	1,583	30,188
Mattel, Inc. *	16,916	299,921
Polaris, Inc.	2,606	150,158
Smith & Wesson Brands, Inc.	2,884	29,143
Topgolf Callaway Brands Corp. @*	5,300	41,658
		1,297,368

Life Sciences Tools & Services — 0.8%
Avantor, Inc. *	7,284	153,474
Azenta, Inc. *	937	46,850
Bio-Rad Laboratories, Inc., Class A *	457	150,129
Bio-Techne Corp.	3,837	276,379
BioLife Solutions, Inc. *	1,278	33,177
Bruker Corp.	5,636	330,382
Charles River Laboratories International, Inc. *	991	182,939
CryoPort, Inc. @*	2,607	20,282
Harvard Bioscience, Inc. *	5,522	11,651
Medpace Holdings, Inc. *	2,141	711,304
OmniAb, Inc. *	8,462	29,956
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Repligen Corp. *	2,618	376,835
Revvity, Inc.	2,555	285,164
		2,608,522

Machinery — 5.1%
AGCO Corp. @	4,840	452,443
Alamo Group, Inc.	1,213	225,509
Albany International Corp., Class A	2,901	231,993
Allison Transmission Holdings, Inc.	6,647	718,275
Astec Industries, Inc.	1,354	45,494
Chart Industries, Inc. *	3,344	638,169
CNH Industrial NV	11,489	130,170
Columbus McKinnon Corp.	2,642	98,388
Commercial Vehicle Group, Inc. *	3,758	9,320
Crane Co.	3,089	468,756
Donaldson Co., Inc.	8,206	552,674
Douglas Dynamics, Inc.	2,507	59,240
Eastern Co. (The)	776	20,595
Enerpac Tool Group Corp.	5,732	235,528
Enpro, Inc.	1,861	320,929
Esab Corp.	418	50,135
ESCO Technologies, Inc.	2,646	352,474
Federal Signal Corp.	5,985	552,954
Flowserve Corp.	2,564	147,481
Franklin Electric Co., Inc.	4,975	484,814
Gorman-Rupp Co. (The)	2,754	104,432
Graco, Inc.	4,511	380,232
Greenbrier Cos., Inc. (The)	2,663	162,416
Helios Technologies, Inc.	2,930	130,795
Hurco Cos., Inc.	1,000	19,290
Hyster-Yale, Inc.	165	8,403
IDEX Corp.	100	20,929
ITT, Inc.	5,131	733,117
John Bean Technologies Corp.	2,745	348,890
Kadant, Inc. @	1,029	354,995
Kennametal, Inc. @	3,360	80,707
L.B. Foster Co., Class A *	1,565	42,099
Lincoln Electric Holdings, Inc.	3,365	630,837
Lindsay Corp.	1,109	131,206
Manitowoc Co., Inc. (The) *	3,607	32,932
Middleby Corp. (The) *	2,902	393,076
Miller Industries, Inc.	1,261	82,419
Mueller Industries, Inc.	12,444	987,556
Mueller Water Products, Inc., Class A	15,406	346,635
Nordson Corp.	846	177,017
Omega Flex, Inc.	590	24,762
Oshkosh Corp.	4,130	392,639
Park-Ohio Holdings Corp.	2,182	57,321
Pentair PLC	11,013	1,108,348
Perma-Pipe International Holdings, Inc. *	1,900	28,405
RBC Bearings, Inc. *	336	100,511
Shyft Group, Inc. (The)	3,913	45,939
Snap-on, Inc.	709	240,691
SPX Technologies, Inc. *	4,956	721,197
Standex International Corp.	1,107	206,998
Stanley Black & Decker, Inc.	2,632	211,323
Tennant Co.	1,721	140,313
Terex Corp.	6,303	291,325
Timken Co. (The)	6,902	492,596
Titan International, Inc. *	4,338	29,455
Toro Co. (The)	3,825	306,383
Trinity Industries, Inc.	4,908	172,271
Wabash National Corp.	2,121	36,333
Watts Water Technologies, Inc., Class A	2,884	586,317
		16,156,451

Marine Transportation — 0.3%
Costamare, Inc.	5,728	73,605
Kirby Corp. *	4,368	462,134
Matson, Inc.	3,669	494,728
		1,030,467

Media — 1.2%
Altice USA, Inc., Class A *	2,984	7,191
Boston Omaha Corp., Class A @*	1,358	19,256
Cable One, Inc.	186	67,354
Entravision Communications Corp., Class A	3,329	7,823
EW Scripps Co. (The), Class A *	7,073	15,631
Fox Corp. Class A	3,642	176,928
Fox Corp. Class B	3,807	174,132
Gannett Co., Inc. *	1	5
GCI Liberty, Inc. *§	8,984	—
Gray Television, Inc.	8,433	26,564

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Media (Continued)
Interpublic Group of Cos., Inc. (The)	12,645	$354,313
John Wiley & Sons, Inc., Class A	3,247	141,926
Liberty Broadband Corp., Class A *	824	61,273
Liberty Broadband Corp., Class C *	2,320	173,443
Magnite, Inc. @*	3,879	61,754
New York Times Co. (The), Class A	17,457	908,637
News Corp., Class A	19,977	550,167
News Corp., Class B @	7,188	218,731
Nexstar Media Group, Inc.	2,102	332,053
Paramount Global, Class A	586	13,068
Paramount Global, Class B	6,684	69,915
PubMatic, Inc., Class A *	3,162	46,450
Saga Communications, Inc., Class A	664	7,324
Scholastic Corp.	3,047	64,993
Sinclair, Inc.	2,132	34,410
Sirius XM Holdings, Inc. @	6,101	139,103
TechTarget, Inc. *	3,517	69,707
Thryv Holdings, Inc. *	1,938	28,682
WideOpenWest, Inc. *	4,405	21,849
		3,792,682

Metals & Mining — 1.7%
Alcoa Corp.	13,846	523,102
Alpha Metallurgical Resources, Inc. *	886	177,306
Arch Resources, Inc.	1,314	185,563
ATI, Inc. *	13,573	747,058
Carpenter Technology Corp.	3,912	663,905
Century Aluminum Co. *	8,912	162,377
Cleveland-Cliffs, Inc. *	19,094	179,484
Coeur Mining, Inc. *	16,461	94,157
Commercial Metals Co.	12,402	615,139
Ferroglobe PLC	3,123	11,867
Fortitude Gold Corp.	4,671	23,028
Friedman Industries, Inc.	700	10,703
Hecla Mining Co.	30,869	151,567
Kaiser Aluminum Corp.	1,901	133,583
Materion Corp.	2,175	215,064
Metallus, Inc. *	5,303	74,931
MP Materials Corp. @*	4,905	76,518
Olympic Steel, Inc.	1,200	39,372
Radius Recycling, Inc.	2,809	42,753
Reliance, Inc.	260	70,008
Royal Gold, Inc.	4,388	578,558
Ryerson Holding Corp.	4,615	85,424
SunCoke Energy, Inc.	5,320	56,924
Tredegar Corp. *	3,412	26,204
U.S. Steel Corp. @	7,027	238,848
Warrior Met Coal, Inc.	738	40,029
Worthington Steel, Inc.	4,458	141,853
		5,365,325

Multi-Utilities — 0.5%
Avista Corp.	6,896	252,601
Black Hills Corp.	6,023	352,466
NiSource, Inc.	19,524	717,702
Northwestern Energy Group, Inc.	4,148	221,752
Unitil Corp.	1,923	104,207
		1,648,728

Oil, Gas & Consumable Fuels — 2.7%
Adams Resources & Energy, Inc.	536	20,234
Amplify Energy Corp. @*	1,867	11,202
Antero Midstream Corp.	32,353	488,207
Antero Resources Corp. *	5,180	181,559
APA Corp.	10,265	237,019
Ardmore Shipping Corp.	1,612	19,586
Berry Corp.	4,166	17,206
California Resources Corp.	3,564	184,936
Centrus Energy Corp., Class A *	1,074	71,539
Chord Energy Corp.	804	94,004
Civitas Resources, Inc.	2,093	96,006
Clean Energy Fuels Corp. *	20,279	50,900
CNX Resources Corp. *	16,780	615,323
Comstock Resources, Inc. *@	8,676	158,077
CONSOL Energy, Inc.	2,376	253,472
CVR Energy, Inc.	1,556	29,159
Delek U.S. Holdings, Inc.	4,280	79,180
DHT Holdings, Inc.	11,638	108,117
Dorian LPG Ltd.	3,332	81,201
DT Midstream, Inc.	1,881	187,028
EnLink Midstream LLC *	27,038	382,588
Evolution Petroleum Corp. @	5,356	28,012
Expand Energy Corp. @	9,902	985,744
Green Plains, Inc. *	3,022	28,649
Gulfport Energy Corp. *	944	173,885
Hallador Energy Co. @*	3,193	36,560
HF Sinclair Corp.	8,792	308,160
International Seaways, Inc.	4,383	157,525
Kosmos Energy Ltd. *	21,727	74,306
Magnolia Oil & Gas Corp., Class A	7,613	177,992
Matador Resources Co.	10,827	609,127
Murphy Oil Corp.	11,049	334,343
NACCO Industries, Inc., Class A	1,000	29,820
New Fortress Energy, Inc. @	3,932	59,452
Nordic American Tankers Ltd. @	8,255	20,637
Northern Oil and Gas, Inc.	1,306	48,531
Ovintiv, Inc.	6,163	249,601
Par Pacific Holdings, Inc. *	2,616	42,876
PBF Energy, Inc., Class A	10,429	276,890
Peabody Energy Corp.	3,580	74,965
Permian Resources Corp.	26,947	387,498
Range Resources Corp.	10,825	389,483
REX American Resources Corp. *	2,364	98,555
SandRidge Energy, Inc.	2,175	25,469
Scorpio Tankers, Inc.	2,271	112,846
SFL Corp. Ltd.	4,682	47,850
Sitio Royalties Corp., Class A	3,565	68,377
SM Energy Co.	2,124	82,326
Talos Energy, Inc. *	3,212	31,188
Teekay Corp. Ltd.	4,339	30,069
Teekay Tankers Ltd., Class A	1,880	74,805
Vitesse Energy, Inc.	2,544	63,600
World Kinect Corp.	2,783	76,560
		8,572,244

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	1,838	$54,717
Louisiana-Pacific Corp.	7,578	784,702
Magnera Corp. *	2,655	48,241
Mercer International, Inc.	7,857	51,071
Resolute Forest Products, Inc. CVR ¶*§	7,629	—
Sylvamo Corp.	2,483	196,207
		1,134,938

Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	3,915	253,496
Allegiant Travel Co. @	441	41,507
American Airlines Group, Inc. *	12,202	212,681
SkyWest, Inc. *	3,627	363,171
Southwest Airlines Co. @	10,338	347,564
		1,218,419

Personal Products — 0.6%
BellRing Brands, Inc. *	7,482	563,694
Coty, Inc., Class A *	40,647	282,903
Edgewell Personal Care Co.	1,878	63,101
elf Beauty, Inc. @*	4,063	510,110
Herbalife Ltd. *	600	4,014
Interparfums, Inc.	3,488	458,707
Medifast, Inc. *	1,290	22,730
Natural Alternatives International, Inc. *	1,000	4,290
Nature’s Sunshine Products, Inc. *	1,700	24,922
Nu Skin Enterprises, Inc., Class A	1,371	9,446
United-Guardian, Inc. @	600	5,790
USANA Health Sciences, Inc. *	2,205	79,137
		2,028,844

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc. *	5,315	197,346
ANI Pharmaceuticals, Inc. *	1,669	92,262
Collegium Pharmaceutical, Inc. *	2,590	74,204
Corcept Therapeutics, Inc. *	7,842	395,158
Edgewise Therapeutics, Inc. *	1,162	31,025
Elanco Animal Health, Inc. *	2,020	24,462
Harmony Biosciences Holdings, Inc. *	1,923	66,171
Innoviva, Inc. *	5,963	103,458
Jazz Pharmaceuticals PLC *	2,825	347,899
Ligand Pharmaceuticals, Inc. *	1,727	185,048
Organon & Co.	7,211	107,588
Pacira BioSciences, Inc. *	1,786	33,648
Perrigo Co. PLC	6,512	167,424
Prestige Consumer Healthcare, Inc. *	5,152	402,320
SIGA Technologies, Inc.	1,900	11,419
Supernus Pharmaceuticals, Inc. *	5,158	186,513
Viatris, Inc.	18,447	229,665
		2,655,610

Professional Services — 3.1%
Barrett Business Services, Inc.	3,196	138,834
CACI International, Inc., Class A *	1,409	569,321
CBIZ, Inc. *	5,331	436,236
Concentrix Corp. @	3,341	144,565
Conduent, Inc. *	5,702	23,036
CRA International, Inc.	773	144,706
CSG Systems International, Inc.	2,945	150,519
Dayforce, Inc. @*	3,385	245,886
ExlService Holdings, Inc. *	17,683	784,772
Exponent, Inc.	5,450	485,595
Forrester Research, Inc. *	2,360	36,981
Franklin Covey Co. *	1,628	61,180
FTI Consulting, Inc. *	3,603	688,641
Genpact Ltd.	9,689	416,143
Heidrick & Struggles International, Inc.	1,928	85,430
Huron Consulting Group, Inc. *	1,957	243,177
ICF International, Inc.	2,012	239,850
Insperity, Inc.	3,407	264,077
KBR, Inc.	12,616	730,845
Kelly Services, Inc., Class A	1,510	21,049
Kforce, Inc.	1,735	98,374
Korn Ferry	4,964	334,822
Leidos Holdings, Inc.	686	98,825
ManpowerGroup, Inc.	2,194	126,638
Mastech Digital, Inc. *	2,122	31,618
Maximus, Inc.	2,874	214,544
NV5 Global, Inc. *	6,408	120,727
Parsons Corp. *	1,163	107,287
Paycom Software, Inc.	137	28,081
Paylocity Holding Corp. *	2,396	477,930
RCM Technologies, Inc. *	1,296	28,719
Resources Connection, Inc.	3,396	28,968
Robert Half, Inc.	7,950	560,157
Science Applications International Corp.	2,559	286,045
SS&C Technologies Holdings, Inc.	4,194	317,821
TransUnion	2,321	215,180
TriNet Group, Inc.	3,424	310,796
TrueBlue, Inc. *	3,431	28,820
TTEC Holdings, Inc. @	4,929	24,596
Verra Mobility Corp. *	10,023	242,356
		9,593,147

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	77,904
Douglas Elliman, Inc. *	8,113	13,549
Forestar Group, Inc. *	3,530	91,498
FRP Holdings, Inc. *	400	12,252
Howard Hughes Holdings, Inc. *	1,369	105,303
Jones Lang LaSalle, Inc. *	3,879	981,930
Kennedy-Wilson Holdings, Inc.	7,231	72,238
Marcus & Millichap, Inc.	1,262	48,284
Maui Land & Pineapple Co., Inc. @*	2,324	51,081
Newmark Group, Inc., Class A	11,400	146,034
RMR Group, Inc. (The), Class A	1,159	23,922
Seaport Entertainment Group, Inc. @*	344	9,615
St. Joe Co. (The)	3,300	148,269
Stratus Properties, Inc. *	313	6,498
Tejon Ranch Co. *	2,249	35,759
Zillow Group, Inc., Class A *	1,311	92,884
Zillow Group, Inc., Class C *	4,719	349,442
		2,266,462

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc. *	1,272	$27,806
Alpha & Omega Semiconductor Ltd. *	2,886	106,869
Ambarella, Inc. *	2,341	170,284
Amkor Technology, Inc.	25,678	659,668
Amtech Systems, Inc. *	2,822	15,380
Axcelis Technologies, Inc. *	3,412	238,396
CEVA, Inc. *	3,095	97,647
Cirrus Logic, Inc. *	3,204	319,054
Cohu, Inc. *	5,114	136,544
Diodes, Inc. *	4,900	302,183
Enphase Energy, Inc. *	2,985	205,010
Entegris, Inc.	230	22,784
FormFactor, Inc. *	8,126	357,544
GSI Technology, Inc. *	4,641	14,062
Ichor Holdings Ltd. *	400	12,888
Kulicke & Soffa Industries, Inc.	5,924	276,414
Lattice Semiconductor Corp. *	12,472	706,539
MACOM Technology Solutions Holdings, Inc. *	2,196	285,282
Magnachip Semiconductor Corp. *	4,588	18,444
MaxLinear, Inc. *	4,476	88,535
NVE Corp.	256	20,846
Onto Innovation, Inc. *	4,376	729,348
PDF Solutions, Inc. *	4,938	133,721
Photronics, Inc. *	7,008	165,108
Power Integrations, Inc.	6,164	380,319
Qorvo, Inc. *	2,760	193,007
Rambus, Inc. *	11,347	599,802
Silicon Laboratories, Inc. *	3,386	420,609
Skyworks Solutions, Inc.	243	21,549
Synaptics, Inc. *	4,162	317,644
Ultra Clean Holdings, Inc. *	4,298	154,513
Universal Display Corp.	2,218	324,272
Veeco Instruments, Inc. *	4,666	125,049
Wolfspeed, Inc. @*	7,157	47,666
		7,694,786

Software — 3.4%
A10 Networks, Inc.	4,234	77,906
ACI Worldwide, Inc. *	11,727	608,749
Adeia, Inc.	7,577	105,926
Alarm.com Holdings, Inc. *	2,707	164,586
Altair Engineering, Inc., Class A *	3,033	330,931
Aspen Technology, Inc. *	2,122	529,715
Bentley Systems, Inc., Class B	4,082	190,629
Bill Holdings, Inc. *	3,263	276,409
Blackbaud, Inc. *	5,719	422,748
Box, Inc., Class A *	6,867	216,997
Commvault Systems, Inc. *	2,675	403,684
Consensus Cloud Solutions, Inc. *	1,449	34,573
DocuSign, Inc. *	5,297	476,412
Dolby Laboratories, Inc., Class A	2,819	220,164
DoubleVerify Holdings, Inc. *	5,203	99,950
Dropbox, Inc., Class A *	14,286	429,151
Dynatrace, Inc. *	7,032	382,189
eGain Corp. *	4,304	26,814
Elastic NV *	2,292	227,091
EverCommerce, Inc. @*	921	10,140
Gen Digital, Inc.	20,625	564,713
Guidewire Software, Inc. *	3,956	666,903
InterDigital, Inc. @	2,792	540,866
Jamf Holding Corp. *	3,544	49,793
JFrog Ltd. *	479	14,087
LiveRamp Holdings, Inc. *	7,539	228,959
Logility Supply Chain Solutions, Inc.	4,461	49,428
Manhattan Associates, Inc. *	1,016	274,564
Meridianlink, Inc. *	2,090	43,159
Mitek Systems, Inc. *	1,166	12,978
N-able, Inc. *	8,171	76,317
Nutanix, Inc., Class A *	4,947	302,657
Olo, Inc., Class A *	2,551	19,592
Ooma, Inc. *	1,297	18,236
Procore Technologies, Inc. *	3,536	264,952
Progress Software Corp.	4,772	310,896
Qualys, Inc. *	3,876	543,493
Sapiens International Corp. NV	2,496	67,068
SentinelOne, Inc., Class A *	5,750	127,650
SolarWinds Corp.	5,202	74,129
SPS Commerce, Inc. *	2,160	397,418
Teradata Corp. *	4,213	131,235
UiPath, Inc., Class A *	10,245	130,214
Unity Software, Inc. @*	11,422	256,652
Verint Systems, Inc. *	6,847	187,950
Vertex, Inc., Class A *	1,558	83,119
Yext, Inc. *	4,488	28,544
		10,700,336

Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A @*	3,880	31,700
Abercrombie & Fitch Co., Class A *	3,727	557,075
Academy Sports & Outdoors, Inc. @	2,614	150,383
Advance Auto Parts, Inc. @	3,409	161,212
America’s Car-Mart, Inc. *	822	42,127
American Eagle Outfitters, Inc.	19,472	324,598
Asbury Automotive Group, Inc. *	2,143	520,813
AutoNation, Inc. *	4,060	689,550
Bath & Body Works, Inc.	5,771	223,742
Best Buy Co., Inc.	1,982	170,056
Boot Barn Holdings, Inc. *	3,091	469,276
Buckle, Inc. (The)	5,018	254,965
Build-A-Bear Workshop, Inc.	1,640	75,506
Burlington Stores, Inc. *	1,368	389,962
Caleres, Inc. @	3,874	89,722
CarMax, Inc. *	4,370	357,291
Cato Corp. (The), Class A	2,638	10,288
Citi Trends, Inc. @*	818	21,472
Destination XL Group, Inc. *	3,560	9,576
Duluth Holdings, Inc., Class B *	1,185	3,662
Five Below, Inc. *	5,505	577,805
Floor & Decor Holdings, Inc., Class A *	4,489	447,553
Foot Locker, Inc. *	3,452	75,116
GameStop Corp., Class A *	752	23,568
Gap, Inc. (The)	2,272	53,687
Genesco, Inc. *	1,490	63,697
Group 1 Automotive, Inc.	1,502	633,063
Guess?, Inc. @	3,265	45,906

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)

Specialty Retail (Continued)
Haverty Furniture Cos., Inc.	1,983	$44,142
Leslie’s, Inc. @*	6,363	14,189
Lithia Motors, Inc.	1,581	565,097
MarineMax, Inc. *	2,209	63,951
Monro, Inc.	3,090	76,632
Murphy USA, Inc.	2,265	1,136,464
National Vision Holdings, Inc. *	2,877	29,978
ODP Corp. (The) *	1,761	40,045
Penske Automotive Group, Inc.	1,742	265,550
PetMed Express, Inc. @*	2,360	11,375
Revolve Group, Inc. *	706	23,644
RH *	318	125,162
Sally Beauty Holdings, Inc. *	3,610	37,724
Shoe Carnival, Inc. @	3,062	101,291
Signet Jewelers Ltd.	4,741	382,646
Sleep Number Corp. *	3,221	49,088
Sonic Automotive, Inc., Class A	3,080	195,118
Sportsman’s Warehouse Holdings, Inc. *	3,058	8,165
Tilly’s, Inc., Class A @*	1,836	7,803
Ulta Beauty, Inc. *	173	75,243
Upbound Group, Inc.	6,271	182,925
Urban Outfitters, Inc. *	2,086	114,480
Valvoline, Inc. *	6,915	250,185
Victoria’s Secret & Co. *	2,341	96,964
Williams-Sonoma, Inc.	2,468	457,024
Winmark Corp.	455	178,847
Zumiez, Inc. *	2,406	46,123
		11,053,226

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. @*	6,340	133,520
Carter’s, Inc.	1,288	69,797
Columbia Sportswear Co. @	2,673	224,345
Figs, Inc., Class A *	2,862	17,716
G-III Apparel Group Ltd. *	5,008	163,361
Kontoor Brands, Inc.	2,384	203,617
Lakeland Industries, Inc.	1,669	42,643
Movado Group, Inc.	2,220	43,690
Oxford Industries, Inc. @	1,665	131,169
PVH Corp.	1,378	145,724
Ralph Lauren Corp.	2,279	526,403
Rocky Brands, Inc.	1,000	22,800
Skechers U.S.A., Inc., Class A *	6,530	439,077
Steven Madden Ltd.	7,918	336,673
Superior Group of Cos., Inc.	2,200	36,366
Tapestry, Inc.	18,072	1,180,644
Under Armour, Inc., Class A *	2,222	18,398
Under Armour, Inc., Class C @*	1,318	9,832
Unifi, Inc. *	2,394	14,963
VF Corp. @	1,731	37,147
		3,797,885

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	76,928
Universal Corp.	2,612	143,242
		220,170

Trading Companies & Distributors — 1.8%
Air Lease Corp.	5,985	288,537
Applied Industrial Technologies, Inc.	2,823	676,024
Beacon Roofing Supply, Inc. *	6,560	666,365
Boise Cascade Co.	3,680	437,405
Core & Main, Inc., Class A *	2,709	137,915
Distribution Solutions Group, Inc. @*	224	7,706
DNOW, Inc. *	4,946	64,347
DXP Enterprises, Inc. *	1,824	150,699
FTAI Aviation Ltd.	301	43,356
GATX Corp.	3,309	512,763
Global Industrial Co.	3,603	89,318
GMS, Inc. *	2,900	246,007
H&E Equipment Services, Inc.	3,452	169,010
Herc Holdings, Inc.	2,648	501,346
MRC Global, Inc. *	5,657	72,296
MSC Industrial Direct Co., Inc., Class A	936	69,910
Rush Enterprises, Inc., Class A	7,718	422,869
SiteOne Landscape Supply, Inc. *	413	54,421
Titan Machinery, Inc. @*	2,515	35,537
WESCO International, Inc.	4,569	826,806
Willis Lease Finance Corp. @	900	186,795
		5,659,432

Water Utilities — 0.4%
American States Water Co.	4,082	317,253
Artesian Resources Corp., Class A	1,177	37,217
California Water Service Group	6,097	276,377
Consolidated Water Co. Ltd.	1,751	45,333
Essential Utilities, Inc.	8,329	302,509
Middlesex Water Co.	2,133	112,260
Pure Cycle Corp. *	1,000	12,680
SJW Group	2,989	147,119
York Water Co. (The)	1,803	58,994
		1,309,742

Wireless Telecommunication Services — 0.1%
Gogo, Inc. @*	1,021	8,260
Spok Holdings, Inc.	2,839	45,566
U.S. Cellular Corp. *	1,551	97,279
		151,105

TOTAL COMMON STOCKS (Identified Cost $152,182,678)		313,641,922

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.180%	136,239	$136,239

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	1,332,282	1,332,282

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,468,521)		1,468,521
Total Investments — 100.3% (Identified Cost $153,651,199)		315,110,443
Liabilities in excess of Cash and Other Assets — (0.3%)		(819,527)

Net Assets — 100.0%		$314,290,916
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $11,269,086.
¶	Contingent value rights based on future performance.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2024 amounted to $12,182 or 0.00% of the net assets of the Fund.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Australia — 6.4%
Ampol Ltd.	3,807	$66,425
ANZ Group Holdings Ltd.	171,032	3,021,253
Aurizon Holdings Ltd.	293,809	591,023
Bendigo & Adelaide Bank Ltd.	40,324	326,957
BlueScope Steel Ltd.	114,919	1,329,404
Challenger Ltd.	30,072	111,865
Cleanaway Waste Management Ltd.	139,337	228,543
Endeavour Group Ltd. @	18,590	48,326
Evolution Mining Ltd.	260,215	774,699
Fortescue Ltd.	72,441	818,282
Harvey Norman Holdings Ltd. @	136,089	393,365
Incitec Pivot Ltd.	195,063	353,751
National Australia Bank Ltd.	240,164	5,514,898
Northern Star Resources Ltd.	136,578	1,305,220
Orica Ltd.	50,333	516,527
Origin Energy Ltd.	168,307	1,135,493
QBE Insurance Group Ltd.	119,130	1,415,722
Rio Tinto Ltd. @	19,019	1,382,717
Santos Ltd.	542,800	2,244,254
SGH Ltd. @	1,840	52,513
Sonic Healthcare Ltd.	60,106	1,004,843
South32 Ltd.	640,447	1,347,776
Suncorp Group Ltd.	153,330	1,804,118
TPG Telecom Ltd. @	41,292	114,754
Westpac Banking Corp.	209,812	4,197,178
Whitehaven Coal Ltd.	137,340	527,041
Woodside Energy Group Ltd. @	157,968	2,405,248
Worley Ltd.	30,039	254,719
Yancoal Australia Ltd.	73,145	294,275
		33,581,189
Austria — 0.1%
Erste Group Bank AG	1,782	110,126
OMV AG	8,855	342,499
		452,625
Belgium — 0.8%
Ageas SA	21,755	1,056,887
Anheuser-Busch InBev SA/NV	4,376	218,711
KBC Group NV	25,395	1,960,805
Solvay SA @	7,126	230,007
Syensqo SA	9,936	726,218
		4,192,628
Canada — 10.4%
Agnico Eagle Mines Ltd.	3,463	270,841
AltaGas Ltd.	24,518	571,055
ARC Resources Ltd. @	21,612	391,961
Bank of Montreal	1,424	138,244
Bank of Montreal @	50,160	4,868,028
Bank of Nova Scotia (The) @	59,376	3,189,679
Bank of Nova Scotia (The)	18,436	990,000
Barrick Gold Corp.	6,661	103,290
Barrick Gold Corp.	71,839	1,113,505
Brookfield Corp. @	209	12,007
Canadian Imperial Bank of Commerce @	18,668	1,180,378
Canadian Imperial Bank of Commerce	78,832	4,986,743
Canadian Tire Corp. Ltd.,Class A @	3,028	318,546
Cenovus Energy, Inc.	144,903	2,195,280
Empire Co. Ltd., Class A	12,486	381,238
Fairfax Financial Holdings Ltd.	3,439	4,784,862
First Quantum Minerals Ltd. *	25,434	327,867
iA Financial Corp., Inc.	16,360	1,517,350
IGM Financial, Inc. @	3,000	95,816
Kinross Gold Corp.	173,331	1,609,773
Kinross Gold Corp.	54,938	509,275
Lundin Mining Corp. @	110,222	948,517
Magna International, Inc. @	52,493	2,193,682
Manulife Financial Corp.	14,500	445,295
MEG Energy Corp.	17,402	285,705
Nutrien Ltd. @	74,537	3,335,531
Pan American Silver Corp.	9,592	193,950
Suncor Energy, Inc. ¥	67,770	2,419,061
Suncor Energy, Inc.	63,249	2,256,724
Teck Resources Ltd., Class B @	66,192	2,682,762
Toronto-Dominion Bank (The)	14,737	784,600
Toronto-Dominion Bank (The) @	113,373	6,035,979
Tourmaline Oil Corp. @	49,803	2,304,703
West Fraser Timber Co. Ltd.	9,956	862,652
Whitecap Resources, Inc. @	6,829	48,458
		54,353,357
Denmark — 2.9%
AP Moller - Maersk AS, Class A	191	306,165
AP Moller - Maersk AS, Class B	194	320,809
Carlsberg AS, Class B	15,826	1,516,827
Coloplast AS, Class B	10,731	1,171,896
Danske Bank AS	41,578	1,176,442
Demant AS *	12,776	468,860
DSV AS	16,777	3,563,178
Genmab AS *	4,741	982,879
H Lundbeck AS	21,000	120,530
Novonesis (Novozymes), Class B	40,558	2,296,852
Pandora AS	10,165	1,859,555
Rockwool AS, Class B	1,053	373,271
Tryg AS	15,313	322,247
Vestas Wind Systems AS *	53,162	724,265
		15,203,776
Finland — 0.6%
Nokia OYJ	18,157	80,395
Nokia OYJ, ADR @	486,141	2,153,605
Nordea Bank Abp	47,570	517,391
Stora Enso OYJ, Class R @	55,739	561,090
		3,312,481

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France — 10.2%
Alstom SA @*	7,667	$171,227
Amundi SA ±	5,568	370,281
AXA SA	4,696	166,945
BNP Paribas SA	57,117	3,503,729
Bollore SE	89,881	553,033
Bouygues SA	42,399	1,253,448
Canal & France SA *	40,220	102,213
Carrefour SA @	110,447	1,570,801
Cie de Saint-Gobain SA	71,555	6,352,104
Cie Generale des Etablissements Michelin SCA	119,912	3,949,904
Credit Agricole SA	62,747	863,803
Eiffage SA	11,127	976,474
Engie SA	243,967	3,869,038
Louis Hachette Group @*	40,220	62,909
Orange SA	322,578	3,217,122
Publicis Groupe SA	10,335	1,102,667
Renault SA	29,529	1,439,147
Rexel SA	28,911	736,707
Sanofi SA	56,003	5,437,922
Societe Generale SA	82,075	2,309,072
TotalEnergies SE	273,752	15,133,914
Vinci SA	1,446	149,395
Vivendi SE @	40,220	107,196
		53,399,051
Germany — 5.9%
BASF SE	66,790	2,937,570
Bayer AG	93,338	1,867,357
Bayerische Motoren Werke AG	35,984	2,943,902
Commerzbank AG	122,047	1,987,991
Continental AG	13,542	909,261
Covestro AG *	16,685	1,002,423
Daimler Truck Holding AG	81,396	3,106,972
Deutsche Bank AG	94,182	1,623,372
Deutsche Bank AG	62,274	1,061,772
Deutsche Post AG	37,643	1,324,965
E.ON SE	32,442	377,889
Evonik Industries AG	20,942	362,920
Fresenius Medical Care AG	14,083	644,200
Fresenius SE & Co. KGaA *	34,117	1,185,306
Hapag-Lloyd AG ±	1,127	179,079
Heidelberg Materials AG	21,571	2,665,677
Henkel AG & Co. KGaA	6,345	488,991
Mercedes-Benz Group AG	89,021	4,961,026
RWE AG	22,298	665,897
Talanx AG	1,300	110,624
Volkswagen AG	4,164	397,469
		30,804,663
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	302,500	971,767
Cathay Pacific Airways Ltd. @	230,363	282,962
CK Asset Holdings Ltd.	151,069	620,486
CK Hutchison Holdings Ltd.	305,124	1,630,387
Henderson Land Development Co. Ltd.	112,684	342,405
MTR Corp. Ltd.	74,669	260,541
Sun Hung Kai Properties Ltd.	95,177	914,804
Swire Pacific Ltd., Class A	53,500	485,290
Swire Pacific Ltd., Class B	127,500	183,863
WH Group Ltd. ±	1,427,959	1,104,985
		6,797,490
Ireland — 0.2%
AIB Group PLC	73,001	403,044
Bank of Ireland Group PLC	65,003	592,938
		995,982
Israel — 0.7%
Bank Hapoalim BM	56,083	679,074
Bank Leumi Le-Israel BM	144,144	1,718,785
Clal Insurance Enterprises Holdings Ltd.	2,481	58,485
Delek Group Ltd.	1,842	240,668
Harel Insurance Investments & Financial Services Ltd.	13,270	183,929
Israel Discount Bank Ltd., Class A	131,549	901,723
Menora Mivtachim Holdings Ltd.	591	24,206
		3,806,870
Italy — 1.7%
Banco BPM SpA @	78,217	632,936
Eni SpA	188,427	2,554,933
UniCredit SpA	136,122	5,432,100
		8,619,969
Japan — 21.5%
AGC, Inc. @	48,500	1,425,609
Air Water, Inc.	14,100	171,741
Aisin Corp.	67,500	762,536
Alfresa Holdings Corp.	15,700	215,926
Amada Co. Ltd.	37,100	362,406
Asahi Group Holdings Ltd. @	182,600	1,922,960
Asahi Kasei Corp.	191,300	1,328,261
Bridgestone Corp. @	39,300	1,333,770
Brother Industries Ltd.	35,600	610,321
Canon Marketing Japan, Inc. @	7,400	243,147
Chiba Bank Ltd. (The)	63,800	495,697
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	126,957
COMSYS Holdings Corp.	2,900	59,716
Concordia Financial Group Ltd. @	111,200	615,630
Cosmo Energy Holdings Co. Ltd.	11,900	524,040
Dai Nippon Printing Co. Ltd.	6,900	97,331
Dai-ichi Life Holdings, Inc.	62,600	1,684,903

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Daicel Corp.	29,600	$264,593
Daiwa House Industry Co. Ltd.	58,900	1,818,527
Daiwa Securities Group, Inc. @	46,800	311,712
Denso Corp.	45,800	644,597
Dowa Holdings Co. Ltd.	2,000	56,640
ENEOS Holdings, Inc.	470,600	2,471,364
FUJIFILM Holdings Corp.	44,700	940,051
Fukuoka Financial Group, Inc.	13,600	340,983
Gunma Bank Ltd. (The)	8,800	59,619
Hachijuni Bank Ltd. (The)	8,600	55,340
Hakuhodo DY Holdings, Inc.	22,300	169,860
Hankyu Hanshin Holdings, Inc.	26,100	682,918
Haseko Corp.	30,800	397,956
Hitachi Construction Machinery Co. Ltd. @	8,000	178,817
Honda Motor Co. Ltd.	466,200	4,548,076
Hulic Co. Ltd. @	14,700	127,993
Ibiden Co. Ltd.	2,000	60,695
Idemitsu Kosan Co. Ltd.	147,000	967,419
Iida Group Holdings Co. Ltd.	14,400	217,860
INFRONEER Holdings, Inc.	12,800	99,328
Inpex Corp. @	144,500	1,809,636
Isuzu Motors Ltd. @	85,200	1,168,796
Iyogin Holdings, Inc.	13,300	129,750
J Front Retailing Co. Ltd.	35,100	474,596
Japan Airlines Co. Ltd.	19,000	300,979
Japan Post Holdings Co. Ltd.	71,600	678,254
Japan Post Insurance Co. Ltd.	4,500	83,139
JFE Holdings, Inc.	80,000	904,763
Kajima Corp.	54,000	988,745
Kamigumi Co. Ltd.	15,700	341,649
Keihan Holdings Co. Ltd.	1,300	27,348
Kobe Steel Ltd.	43,300	434,527
Koito Manufacturing Co. Ltd.	27,300	348,396
Komatsu Ltd.	34,100	942,737
Kubota Corp. @	121,600	1,421,223
Kuraray Co. Ltd. @	76,400	1,107,313
Kyoto Financial Group, Inc. @	26,000	383,361
Kyushu Financial Group, Inc.	16,500	76,216
Lixil Corp.	42,700	468,263
LY Corp.	162,700	433,674
Mabuchi Motor Co. Ltd. @	10,200	145,631
Marubeni Corp.	23,300	354,287
Mazda Motor Corp.	78,600	541,251
Mebuki Financial Group, Inc.	83,070	339,101
Medipal Holdings Corp.	17,700	267,786
MEIJI Holdings Co. Ltd. @	16,000	325,501
Mitsubishi Chemical Group Corp.	185,800	944,321
Mitsubishi Corp.	42,300	700,049
Mitsubishi Electric Corp.	57,800	987,058
Mitsubishi Estate Co. Ltd.	70,900	991,550
Mitsubishi Gas Chemical Co., Inc.	21,400	384,831
Mitsubishi Logistics Corp.	12,500	91,995
Mitsubishi Motors Corp.	88,400	299,227
Mitsubishi UFJ Financial Group, Inc.	206,400	2,421,522
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	4,583,200
Mitsui Chemicals, Inc.	47,200	1,040,923
Mitsui Fudosan Co. Ltd.	162,300	1,309,994
Mizuho Financial Group, Inc.	116,740	2,873,520
MS&AD Insurance Group Holdings, Inc.	49,384	1,082,497
NGK Insulators Ltd.	41,200	527,094
NH Foods Ltd.	11,033	357,190
NHK Spring Co. Ltd.	7,800	99,145
Nikon Corp.	17,200	179,220
NIPPON EXPRESS HOLDINGS, Inc. @	47,700	725,451
Nippon Steel Corp.	65,927	1,333,247
Nissan Motor Co. Ltd. @	311,000	948,743
Nisshin Seifun Group, Inc.	22,800	266,914
Niterra Co. Ltd.	18,000	581,143
Nomura Holdings, Inc.	175,700	1,039,940
Nomura Real Estate Holdings, Inc.	23,700	588,188
Obayashi Corp.	12,700	168,935
Oji Holdings Corp.	201,900	775,162
Ono Pharmaceutical Co. Ltd.	19,200	199,450
Open House Group Co. Ltd. @	7,900	267,559
Panasonic Holdings Corp.	214,900	2,243,991
Resona Holdings, Inc.	206,800	1,504,227
Resonac Holdings Corp. @	22,300	569,033
Ricoh Co. Ltd.	81,000	932,546
Rohm Co. Ltd.	24,600	232,250
SBI Holdings, Inc.	20,500	518,803
Seiko Epson Corp.	40,700	743,798
Seino Holdings Co. Ltd.	20,400	307,728
Sekisui Chemical Co. Ltd.	16,000	276,081
Sekisui House Ltd.	42,700	1,026,352
Seven & i Holdings Co. Ltd.	81,800	1,292,933
Shimizu Corp.	49,600	394,827
Shizuoka Financial Group, Inc. @	46,000	375,525
Sojitz Corp.	35,820	738,050
Sompo Holdings, Inc.	8,500	222,514
Subaru Corp.	90,700	1,626,138
SUMCO Corp. @	46,300	348,107
Sumitomo Chemical Co. Ltd.	157,200	348,678
Sumitomo Corp.	84,300	1,836,604
Sumitomo Electric Industries Ltd.	164,200	2,977,818
Sumitomo Forestry Co. Ltd. @	28,900	972,364
Sumitomo Heavy Industries Ltd.	26,000	536,210
Sumitomo Mitsui Financial Group, Inc.	237,500	5,681,464
Sumitomo Mitsui Trust Group, Inc.	49,800	1,168,525
Sumitomo Realty & Development Co. Ltd.	42,000	1,318,631
Sumitomo Rubber Industries Ltd. @	42,800	485,137
Suntory Beverage & Food Ltd. @	3,700	117,882
Suzuken Co. Ltd.	1,100	33,116
Suzuki Motor Corp.	103,600	1,178,582
T&D Holdings, Inc.	7,100	131,107
Taiheiyo Cement Corp.	7,500	170,978

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Takashimaya Co. Ltd.	26,200	$210,473
Takeda Pharmaceutical Co. Ltd.	126,173	3,352,692
Tokyo Tatemono Co. Ltd. @	37,600	622,983
Tokyu Fudosan Holdings Corp.	132,300	813,585
Toray Industries, Inc.	109,100	694,421
Tosoh Corp.	58,300	784,583
Toyo Seikan Group Holdings Ltd.	16,700	255,417
Toyo Tire Corp. @	7,400	115,013
Toyoda Gosei Co. Ltd.	15,300	270,469
Toyota Boshoku Corp.	9,700	126,563
Toyota Motor Corp.	248,150	4,961,581
Toyota Tsusho Corp.	50,900	914,838
Yamada Holdings Co. Ltd.	48,000	138,224
Yamaha Motor Co. Ltd. @	111,600	996,169
Yamato Holdings Co. Ltd.	30,000	338,047
Yokohama Rubber Co. Ltd. (The) @	27,600	596,396
		112,161,742
Netherlands — 4.7%
ABN AMRO Group NV, GDR ±	42,957	662,560
Aegon Ltd. @	138,307	819,477
Akzo Nobel NV	17,322	1,039,976
ArcelorMittal SA @	53,395	1,235,026
ArcelorMittal SA =	1,708	39,684
ASR Nederland NV	17,592	834,234
Coca-Cola Europacific Partners PLC	8,210	637,824
HAL Trust	766	91,565
Havas NV *	40,220	67,592
Heineken NV @	16,759	1,192,619
ING Groep NV	223,882	3,508,770
JDE Peet’s NV	9,259	158,538
Koninklijke Ahold Delhaize NV	179,778	5,864,162
Koninklijke KPN NV	263,030	957,695
Koninklijke Philips NV *¢	35,721	902,839
Koninklijke Philips NV @*	41,074	1,039,994
NN Group NV	37,699	1,642,855
Randstad NV @	16,773	707,308
Stellantis NV	191,757	2,500,770
Stellantis NV @	56,317	734,937
		24,638,425
New Zealand — 0.3%
Auckland International Airport Ltd.	113,625	553,087
Fletcher Building Ltd. @*	16,680	26,597
Infratil Ltd. @	43,038	303,405
Mercury NZ Ltd.	40,757	133,401
Meridian Energy Ltd.	28,892	95,536
Port of Tauranga Ltd.	3,033	10,911
Ryman Healthcare Ltd. @*	22,869	60,265
Summerset Group Holdings Ltd. @	11,637	85,358
		1,268,560

Norway — 0.7%
Aker BP ASA	22,520	438,593
Aker Solutions ASA	26,878	73,432
Austevoll Seafood ASA	8,619	74,050
DNB Bank ASA	56,542	1,127,025
Norsk Hydro ASA	88,167	484,386
SpareBank 1 Sor-Norge ASA	18,440	237,478
Stolt-Nielsen Ltd.	3,929	99,749
Subsea 7 SA	28,831	456,144
Yara International ASA	13,680	361,486
		3,352,343
Portugal — 0.0%
EDP Renovaveis SA @	8,133	84,583

Singapore — 1.5%
BW LPG Ltd. ±	5,825	64,117
BW LPG Ltd. @±	1,247	14,166
CapitaLand Investment Ltd. @	167,400	321,157
City Developments Ltd.	34,200	127,970
Hafnia Ltd.	9,131	48,730
Hongkong Land Holdings Ltd.	101,200	450,340
Keppel Ltd.	241,100	1,207,574
Olam Group Ltd.	36,500	32,607
Oversea-Chinese Banking Corp. Ltd.	111,749	1,365,717
Seatrium Ltd. @*	297,440	450,848
STMicroelectronics NV @	30,560	768,439
United Overseas Bank Ltd.	71,400	1,899,434
UOL Group Ltd.	47,218	178,409
Wilmar International Ltd.	273,400	620,613
		7,550,121
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	91,765	898,457
Banco Bilbao Vizcaya Argentaria SA, ADR	162,789	1,582,309
Banco de Sabadell SA	74,625	145,093
Banco Santander SA	1,462,993	6,765,686
CaixaBank SA	371,435	2,014,555
Repsol SA	211,452	2,560,490
Telefonica SA, ADR @	6,496	26,114
		13,992,704
Sweden — 2.4%
Billerud Aktiebolag @	22,377	205,085
Boliden AB @	34,071	956,181
Essity AB, Class B	35,389	945,831
Getinge AB, Class B	7,190	117,983
Hexagon AB, Class B @	53,499	510,627
Hexpol AB	7,086	65,840
Holmen AB, Class B @	8,941	328,261
Husqvarna AB, Class B @	42,676	222,717
Loomis AB	8,247	250,753
Securitas AB, Class B @	59,785	739,758
Skandinaviska Enskilda Banken AB, Class A	140,768	1,926,934

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden (Continued)
Skanska AB, Class B	29,166	$613,433
SKF AB, Class A	839	15,735
SKF AB, Class B	64,782	1,215,557
SSAB AB, Class A @	29,362	119,344
SSAB AB, Class B @	84,454	335,179
Svenska Cellulosa AB SCA, Class A	244	3,079
Svenska Cellulosa AB SCA, Class B	25,812	327,670
Svenska Handelsbanken AB, Class A @	54,423	561,749
Svenska Handelsbanken AB, Class B	1,918	25,778
Swedbank AB, Class A	38,879	767,119
Telefonaktiebolaget LM Ericsson, ADR	11,013	88,765
Telefonaktiebolaget LM Ericsson, Class B	112,209	911,558
Telia Co. AB	249,241	690,919
Trelleborg AB, Class B	10,544	360,811
Volvo AB, Class B	7,971	193,514
Volvo Car AB, Class B *	39,107	84,761
		12,584,941
Switzerland — 10.1%
Alcon AG µ	30,384	2,574,546
Baloise Holding AG	4,379	791,795
Banque Cantonale Vaudoise @	1,642	151,074
Barry Callebaut AG @	172	228,184
Cie Financiere Richemont SA, Class A @	33,824	5,139,474
DSM-Firmenich AG	7,778	787,314
Holcim AG	52,368	5,040,900
Julius Baer Group Ltd. @	24,697	1,596,304
Lonza Group AG	4,850	2,863,346
Novartis AG	80,638	7,881,208
Sandoz Group AG	24,470	1,002,204
Sandoz Group AG, ADR	572	23,166
SIG Group AG @	18,684	368,101
Swatch Group AG (The) µ	6,226	220,213
Swatch Group AG (The) @µ	882	160,355
Swiss Life Holding AG	4,035	3,110,447
Swiss Prime Site AG @	1,574	171,353
Swiss Re AG	24,442	3,533,459
Swisscom AG	4,128	2,294,723
UBS Group AG	208,557	6,372,416
Zurich Insurance Group AG	13,793	8,188,715
		52,499,297
United Kingdom — 13.1%
Anglo American PLC	64,628	1,912,660
Barclays PLC, ADR	263,827	3,506,261
Barratt Redrow PLC	47,310	260,660
BP PLC	299,981	1,475,896
BP PLC, ADR	109,009	3,222,306
British American Tobacco PLC	112,193	4,045,086
BT Group PLC @	1,231,112	2,220,140
Centrica PLC	116,717	195,214
DCC PLC	2,839	182,683
DS Smith PLC	173,685	1,178,504
Endeavour Mining PLC @	6,153	111,507
Flutter Entertainment PLC *	3,025	781,811
Glencore PLC *	465,148	2,057,914
HSBC Holdings PLC	18,452	181,405
HSBC Holdings PLC, ADR @	188,706	9,333,399
J Sainsbury PLC	242,304	829,939
Kingfisher PLC	299,798	933,413
Lloyds Banking Group PLC	5,517,825	3,784,073
Lloyds Banking Group PLC, ADR @	217,015	590,281
Natwest Group PLC	437,066	2,200,142
Natwest Group PLC, ADR @	116,916	1,189,036
Shell PLC, ADR	351,085	21,995,475
Standard Chartered PLC	184,890	2,288,251
Taylor Wimpey PLC	177,236	270,917
Tesco PLC	83,668	385,772
Vodafone Group PLC	3,200,769	2,736,810
Whitbread PLC	4,742	174,889
		68,044,444
United States — 0.0%
Shell PLC	2,416	74,889
Tenaris SA, ADR	2,664	100,672
		175,561
TOTAL COMMON STOCKS (Identified Cost $415,528,184)		511,872,802
PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 8.298%	7,858	589,315
Henkel AG & Co. KGaA, 2.193%	14,026	1,230,592
Porsche Automobil Holding SE, 7.021%	11,784	443,705
Volkswagen AG, 10.166%	16,537	1,525,241
		3,788,853
TOTAL PREFERRED STOCKS (Identified Cost $5,910,742)		3,788,853

The accompanying notes are an integral part of these financial statements.

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 5.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.180%	762,797	$762,797

Collateral For Securities On Loan — 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	27,788,850	27,788,850

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $28,551,647)		28,551,647

Total Investments — 104.4% (Identified Cost $449,990,573)		544,213,302
Liabilities in excess of Cash and Other Assets — (4.4%)		(22,826,273)
Net Assets — 100.0%		$521,387,029

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $69,884,647.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2024 amounted to $2,395,189 or 0.46% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	12,394,917	$240,461,386

TOTAL MUTUAL FUNDS (Identified Cost $126,496,255)		240,461,386

Total Investments — 100.0% (Identified Cost $126,496,255)		240,461,386
Liabilities in excess of Cash and Other Assets — 0.0%		(33,525)
Net Assets — 100.0%		$240,427,861

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at
https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 99.8%
Belgium — 0.1%
Titan Cement International SA	2,956	$123,091

Brazil — 2.4%
Atacadao SA	36,818	32,361
Banco Bradesco SA	70,133	120,789
Banco Bradesco SA, ADR	108,513	207,260
Banco do Brasil SA	106,654	417,269
Banco Santander Brasil SA	73,564	283,641
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	16,828
BRF SA	22,992	94,382
C&A Modas SA *	15,100	19,676
Cia Siderurgica Nacional SA	34,656	49,702
Cia Siderurgica Nacional SA, ADR @	17,252	24,843
Cogna Educacao SA *	137,975	24,344
Cosan SA	49,993	66,033
Cruzeiro do Sul Educacional SA	30,500	15,798
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,874	76,477
Desktop SA ±	6,427	10,882
Dexco SA	34,954	33,721
Fleury SA	13,800	26,962
Gerdau SA, ADR @	103,904	299,244
Grendene SA	13,800	10,901
Grupo SBF SA	5,100	8,850
Hapvida Participacoes e Investimentos SA *±	242,052	87,373
Hypera SA	2,860	8,375
Iochpe Maxion SA	12,197	22,270
IRB Brasil Resseguros SA *	1,622	11,145
JBS SA	2,892	16,993
JHSF Participacoes SA	40,831	24,190
LWSA SA ±	35,208	18,921
Natura & Co. Holding SA	62,208	128,487
Petroleo Brasileiro SA	226,597	1,445,517
Petroreconcavo SA	10,435	27,380
Sao Martinho SA	7,812	29,413
Tupy SA	3,847	14,883
Ultrapar Participacoes SA	31,080	79,890
Vale SA	20,412	180,237
Vale SA, ADR	85,378	757,303
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	18,880
		4,711,220

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	10,741

Canada — 0.0%
China Gold International Resources Corp. Ltd. *	3,700	19,532

Cayman Islands — 0.0%
Edvantage Group Holdings Ltd.	32,244	8,884
Fulgent Sun International Holding Co. Ltd.	8,315	30,055
Gourmet Master Co. Ltd.	5,000	14,763
		53,702

Chile — 0.5%
CAP SA *	4,662	24,657
Cencosud SA	18,885	41,776
Cia Sud Americana de Vapores SA	1,034,584	55,863
Empresa Nacional de Telecomunicaciones SA	13,467	40,217
Empresas CMPC SA	72,883	114,389
Empresas Copec SA	28,747	175,715
Enel Americas SA	1,098,585	96,379
Falabella SA *	31,620	111,756
Inversiones Aguas Metropolitanas SA	51,819	39,078
PAZ Corp. SA	8,973	4,015
Ripley Corp. SA *	81,141	22,184
Salfacorp SA	43,853	24,649
Sigdo Koppers SA	27,803	29,357
SMU SA	215,040	34,574
Sociedad Matriz SAAM SA	298,644	31,981
SONDA SA	83,103	29,931
Vina Concha y Toro SA	23,908	26,203
		902,724

China — 28.4%
361 Degrees International Ltd.	71,000	38,761
3SBio, Inc. ±	119,000	93,157
A-Living Smart City Services Co. Ltd. @±	52,500	19,265
AAC Technologies Holdings, Inc.	8,000	38,627
Advanced Technology & Materials Co. Ltd., Class A	13,900	21,233
Agricultural Bank of China Ltd., Class H	1,477,000	842,462
Airtac International Group	9,000	231,695
Alibaba Group Holding Ltd.	417,910	4,433,801
Alibaba Group Holding Ltd., ADR	3,993	338,566
Aluminum Corp. of China Ltd., Class H	178,000	102,904
Angang Steel Co. Ltd., Class H *	142,999	27,066
Anhui Conch Cement Co. Ltd., Class H	89,500	229,090
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	7,118

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Anhui Heli Co. Ltd., Class A	8,200	$19,828
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	16,244
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	4,960
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	21,682
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	15,503
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	23,906
Anjoy Foods Group Co. Ltd., Class A	2,200	24,558
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	12,152
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	22,934
AviChina Industry & Technology Co. Ltd., Class H	254,000	126,237
BAIC Motor Corp. Ltd., Class H ±	145,000	44,807
Baidu, Inc., ADR *	11,412	962,146
Baidu, Inc., Class A *	6,850	72,939
Bank of Beijing Co. Ltd., Class A	98,400	82,907
Bank of Changsha Co. Ltd., Class A	25,500	31,057
Bank of Chengdu Co. Ltd., Class A	26,000	60,946
Bank of China Ltd., Class H	4,763,902	2,435,116
Bank of Chongqing Co. Ltd., Class H @	46,500	36,402
Bank of Communications Co. Ltd., Class H	488,400	401,830
Bank of Guiyang Co. Ltd., Class A	22,500	18,495
Bank of Hangzhou Co. Ltd., Class A	32,101	64,253
Bank of Jiangsu Co. Ltd., Class A	80,100	107,762
Bank of Nanjing Co. Ltd., Class A	61,300	89,440
Bank of Ningbo Co. Ltd., Class A	38,780	129,156
Bank of Qingdao Co. Ltd., Class H ±	53,000	19,721
Bank of Shanghai Co. Ltd., Class A	68,500	85,868
Bank of Suzhou Co. Ltd., Class A	22,220	24,688
Baoshan Iron & Steel Co. Ltd., Class A	100,300	96,188
BBMG Corp., Class H	103,000	10,609
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	21,569
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	14,900
Beijing Enterprises Holdings Ltd.	46,000	158,138
Beijing Enterprises Water Group Ltd.	448,000	144,783
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	8,063
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	23,000
Beijing New Building Materials PLC, Class A	5,600	23,254
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	10,560
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,853
Beijing Shougang Co. Ltd., Class A	27,500	11,491
Beijing Sinnet Technology Co. Ltd., Class A	15,900	31,781
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	9,108
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	15,835
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	91,144
Beiqi Foton Motor Co. Ltd., Class A *	66,600	22,902
BGI Genomics Co. Ltd., Class A	1,800	10,350
BOC International China Co. Ltd., Class A	14,300	21,864
BOE Technology Group Co. Ltd., Class A	220,300	132,495
BOE Varitronix Ltd.	15,000	13,056
Bohai Leasing Co. Ltd., Class A *	64,900	33,520
Bright Dairy & Food Co. Ltd., Class A	7,700	9,009
Brilliance China Automotive Holdings Ltd.	178,000	87,549
BTG Hotels Group Co. Ltd., Class A	5,700	11,456
By-health Co. Ltd., Class A	11,100	18,324
BYD Electronic International Co. Ltd.	6,500	35,192
C C Land Holdings Ltd. *	106,500	16,181
C&D International Investment Group Ltd. @	55,477	93,287
Caitong Securities Co. Ltd., Class A	15,470	17,315
Canmax Technologies Co. Ltd., Class A	4,800	15,158
CECEP Solar Energy Co. Ltd., Class A	30,100	19,629
CECEP Wind-Power Corp., Class A	49,010	21,285
CGN New Energy Holdings Co. Ltd. @	130,000	40,004
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	34,058
Changjiang Securities Co. Ltd., Class A	17,900	16,725
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	13,158
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	9,535
Chengxin Lithium Group Co. Ltd., Class A	5,600	10,572
China Baoan Group Co. Ltd., Class A	9,000	11,282
China BlueChemical Ltd., Class H	58,000	16,056

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Bohai Bank Co. Ltd., Class H *±	141,000	$16,158
China CAMC Engineering Co. Ltd., Class A	4,400	4,919
China Cinda Asset Management Co. Ltd., Class H	103,000	16,843
China Citic Bank Corp. Ltd., Class H	613,000	423,839
China Coal Energy Co. Ltd., Class H	181,000	216,501
China Coal Xinji Energy Co. Ltd., Class A	19,900	19,575
China Communications Services Corp. Ltd., Class H	231,600	135,978
China Conch Venture Holdings Ltd.	61,500	52,895
China Construction Bank Corp., Class H	6,215,810	5,186,077
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	23,073
China Education Group Holdings Ltd. @	32,701	14,358
China Energy Engineering Corp. Ltd., Class A	88,674	27,820
China Energy Engineering Corp. Ltd., Class H	152,000	20,158
China Everbright Bank Co. Ltd., Class H	241,000	93,711
China Feihe Ltd. ±	195,000	136,835
China Foods Ltd.	86,000	27,682
China Galaxy Securities Co. Ltd., Class H	121,000	110,458
China Gas Holdings Ltd.	228,400	199,091
China Great Wall Securities Co. Ltd., Class A	8,500	9,549
China Green Electricity Investment of Tianjin Co. Ltd., Class A	10,700	13,369
China Hongqiao Group Ltd.	189,000	286,177
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	51,866
China Jushi Co. Ltd., Class A	22,631	35,314
China Lesso Group Holdings Ltd.	100,000	44,678
China Lilang Ltd.	31,000	15,407
China Literature Ltd. *±	27,000	87,605
China Medical System Holdings Ltd.	97,000	94,294
China Meheco Group Co. Ltd., Class A	13,860	21,077
China Meidong Auto Holdings Ltd.	56,000	16,656
China Mengniu Dairy Co. Ltd.	204,000	461,234
China Merchants Bank Co. Ltd., Class H	200,000	1,030,045
China Merchants Energy Shipping Co. Ltd., Class A	27,400	24,062
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	24,272
China Merchants Port Holdings Co. Ltd.	99,712	177,685
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	7,240
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	30,863
China Minsheng Banking Corp. Ltd., Class H	395,880	175,343
China National Accord Medicines Corp. Ltd., Class A	4,160	16,670
China National Building Material Co. Ltd., Class H @	396,850	180,882
China National Chemical Engineering Co. Ltd., Class A	38,700	43,953
China National Medicines Corp. Ltd., Class A	4,600	21,565
China National Nuclear Power Co. Ltd., Class A	53,700	76,733
China New Higher Education Group Ltd. ±	74,000	11,529
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A *	15,100	10,219
China Nonferrous Mining Corp. Ltd.	102,000	68,817
China Oilfield Services Ltd., Class H	134,000	121,463
China Overseas Grand Oceans Group Ltd. @	141,402	32,225
China Overseas Land & Investment Ltd.	236,000	376,790
China Pacific Insurance Group Co. Ltd., Class H	73,800	239,455
China Petroleum & Chemical Corp., Class H	1,946,400	1,115,214
China Railway Group Ltd., Class H	247,000	125,938
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	11,705
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	66,571
China Reinsurance Group Corp., Class H	422,000	47,271
China Resources Building Materials Technology Holdings Ltd.	238,000	48,724
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	17,089
China Resources Gas Group Ltd.	30,100	119,173
China Resources Land Ltd.	285,000	827,480
China Resources Medical Holdings Co. Ltd.	71,500	36,640
China Resources Pharmaceutical Group Ltd. ±	134,500	98,710
China Risun Group Ltd. @	58,000	20,611

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Shenhua Energy Co. Ltd., Class H	134,500	$581,872
China Shineway Pharmaceutical Group Ltd.	36,000	44,730
China South Publishing & Media Group Co. Ltd., Class A	11,600	23,854
China State Construction Engineering Corp. Ltd., Class A	191,200	157,167
China State Construction International Holdings Ltd.	50,000	78,927
China Sunshine Paper Holdings Co. Ltd. *	26,000	6,729
China Taiping Insurance Holdings Co. Ltd.	91,000	136,149
China Tianrui Group Cement Co. Ltd. *@	11,000	474
China Tower Corp. Ltd., Class H ±	3,648,000	526,065
China Traditional Chinese Medicine Holdings Co. Ltd. *@	260,000	77,331
China TransInfo Technology Co. Ltd., Class A	6,900	9,585
China Travel International Investment Hong Kong Ltd.	180,000	23,176
China Vanke Co. Ltd., Class H *@	133,972	91,251
China Yongda Automobiles Services Holdings Ltd.	84,000	28,012
China Youran Dairy Group Ltd. *±	71,000	15,084
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	21,376
China Zheshang Bank Co. Ltd., Class H	124,800	35,673
Chinasoft International Ltd. @	164,000	109,592
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	15,818
Chlitina Holding Ltd.	3,090	10,132
Chongqing Changan Automobile Co. Ltd., Class A	41,230	75,464
Chongqing Department Store Co. Ltd., Class A	2,400	9,617
Chongqing Rural Commercial Bank Co. Ltd., Class H	188,000	112,558
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	12,107
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,000	25,222
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	25,679
CIMC Enric Holdings Ltd.	74,000	67,267
CITIC Ltd.	356,000	422,159
CMOC Group Ltd., Class H	27,000	18,251
CNGR Advanced Material Co. Ltd., Class A	2,520	12,470
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	12,466
CNOOC Energy Technology & Services Ltd., Class A	62,100	36,328
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	14,717
COFCO Biotechnology Co. Ltd., Class A *	15,100	11,481
COFCO Joycome Foods Ltd. *@	183,000	32,752
COFCO Sugar Holding Co. Ltd., Class A	15,600	21,821
Concord New Energy Group Ltd.	420,000	27,579
Consun Pharmaceutical Group Ltd.	23,000	24,135
COSCO Shipping Development Co. Ltd., Class H	324,200	43,412
COSCO Shipping Energy Transportation Co. Ltd., Class H @	86,000	68,874
COSCO Shipping Holdings Co. Ltd., Class H	244,199	402,458
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	18,649
COSCO SHIPPING Ports Ltd.	167,229	99,046
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	24,603
CPMC Holdings Ltd. *	53,000	48,519
CRRC Corp. Ltd., Class H	177,000	114,177
CSG Holding Co. Ltd., Class A	19,500	14,106
CSPC Pharmaceutical Group Ltd.	310,000	190,790
CSSC Hong Kong Shipping Co. Ltd.	70,000	16,223
CTS International Logistics Corp. Ltd., Class A	11,000	9,690
Daqin Railway Co. Ltd., Class A	85,800	79,696
DHC Software Co. Ltd., Class A	8,700	8,653
Dian Diagnostics Group Co. Ltd., Class A	4,800	7,464
Digital China Group Co. Ltd., Class A	2,400	11,524
Dongfang Electric Corp. Ltd., Class H	21,000	26,228
Dongxing Securities Co. Ltd., Class A	12,000	18,100
Dongyue Group Ltd. @	104,000	108,732
E-Commodities Holdings Ltd.	94,000	15,855
Easyhome New Retail Group Co. Ltd., Class A	51,400	25,139
EEKA Fashion Holdings Ltd.	17,500	19,468
Ever Sunshine Services Group Ltd.	42,000	10,545
Fangda Carbon New Material Co. Ltd., Class A	15,700	10,389
Fangda Special Steel Technology Co. Ltd., Class A	19,000	10,542
Far East Horizon Ltd.	187,000	136,518
FAW Jiefang Group Co. Ltd., Class A	14,900	16,739

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	$15,463
FIH Mobile Ltd. *	45,000	5,330
FinVolution Group, ADR	11,439	77,671
Flat Glass Group Co. Ltd., Class H @	15,000	21,090
Fosun International Ltd.	35,000	20,459
Founder Securities Co. Ltd., Class A	23,800	27,161
Fu Shou Yuan International Group Ltd.	93,000	46,221
Fufeng Group Ltd.	153,000	107,954
Fujian Funeng Co. Ltd., Class A	18,330	25,037
Fujian Sunner Development Co. Ltd., Class A	9,800	19,441
Ganfeng Lithium Group Co. Ltd., Class H ±	12,000	31,056
Gansu Energy Chemical Co. Ltd., Class A	56,900	21,437
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	6,540
GCL Energy Technology Co. Ltd., Class A	4,200	4,465
GCL Technology Holdings Ltd. *@	395,000	54,927
GDS Holdings Ltd., Class A *	22,400	65,758
Geely Automobile Holdings Ltd.	294,000	560,999
GEM Co. Ltd., Class A	33,500	29,970
Gemdale Corp., Class A	19,200	11,521
Genertec Universal Medical Group Co. Ltd. ±	75,500	48,216
GF Securities Co. Ltd., Class H	64,200	87,125
Giant Network Group Co. Ltd., Class A	9,400	16,342
Global New Material International Holdings Ltd. *@	25,000	14,002
GoerTek, Inc., Class A	12,100	42,785
Goldwind Science & Technology Co. Ltd., Class H @	47,800	40,251
Gotion High-tech Co. Ltd., Class A	5,100	14,826
Grand Pharmaceutical Group Ltd.	88,500	54,695
Greatview Aseptic Packaging Co. Ltd.	88,000	29,459
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,000	56,040
Greentown China Holdings Ltd. @	78,500	93,594
Greentown Management Holdings Co. Ltd. @±	61,000	25,918
Greentown Service Group Co. Ltd.	102,000	50,300
GRG Banking Equipment Co. Ltd., Class A	12,500	19,968
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	21,210
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	25,577
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,772
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	8,631
Guanghui Energy Co. Ltd., Class A	48,700	44,902
Guangshen Railway Co. Ltd., Class H	82,000	22,805
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	24,618
Guangzhou Automobile Group Co. Ltd., Class H @	188,000	82,543
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	10,916
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	37,494
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	20,732
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	17,352
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	6,464
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	20,197
Guosen Securities Co. Ltd., Class A	22,400	34,371
Guosheng Financial Holding, Inc., Class A *	14,131	25,342
Haier Smart Home Co. Ltd., Class A	20,500	79,958
Hainan Meilan International Airport Co. Ltd., Class H *@	23,000	27,245
Haitian International Holdings Ltd.	33,000	89,653
Haitong Securities Co. Ltd., Class H	169,600	149,583
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,000	10,275
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	27,012
Hangzhou GreatStar Industrial Co. Ltd.	4,400	19,501
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	8,514
Harbin Electric Co. Ltd., Class H	74,000	24,106
Health & Happiness H&H International Holdings Ltd.	18,500	21,081
Hello Group, Inc., ADR	12,302	94,848
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	13,844
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	19,680
Hengan International Group Co. Ltd.	42,000	121,404
Hengli Petrochemical Co. Ltd., Class A	35,500	74,655
Hengtong Optic-electric Co. Ltd., Class A	9,680	22,837
Hengyi Petrochemical Co. Ltd., Class A	25,000	21,509
Hesteel Co. Ltd., Class A	65,500	19,831

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Hisense Visual Technology Co. Ltd., Class A	8,800	$24,040
HLA Group Corp. Ltd., Class A	24,000	24,660
Hopson Development Holdings Ltd. *	101,900	40,804
Horizon Construction Development Ltd.	115,553	20,234
Hoshine Silicon Industry Co. Ltd., Class A	4,200	31,969
Hoyuan Green Energy Co. Ltd., Class A	3,300	7,347
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. @±	41,000	114,290
Huafon Chemical Co. Ltd., Class A	27,754	31,103
Huaibei Mining Holdings Co. Ltd., Class A	10,400	20,047
Huapont Life Sciences Co. Ltd., Class A	27,600	17,091
Huatai Securities Co. Ltd., Class H ±	46,400	78,382
Huaxi Securities Co. Ltd., Class A	12,600	14,345
Huaxia Bank Co. Ltd., Class A	43,300	47,516
Huaxin Cement Co. Ltd., Class A	7,000	11,604
Huaxin Cement Co. Ltd., Class H	17,700	17,844
Huayu Automotive Systems Co. Ltd., Class A	17,500	42,220
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	17,529
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	27,945
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	21,093
Huitongda Network Co. Ltd., Class H *±	2,800	6,850
Humanwell Healthcare Group Co. Ltd., Class A	9,700	31,070
Hunan Valin Steel Co. Ltd., Class A	47,300	27,087
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	41,128
Hytera Communications Corp. Ltd., Class A *	23,400	45,555
IKD Co. Ltd., Class A	7,100	15,855
Industrial & Commercial Bank of China Ltd., Class H	4,045,000	2,713,454
Industrial Bank Co. Ltd., Class A	91,300	239,656
Industrial Securities Co. Ltd., Class A	28,910	24,794
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,443
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	43,309
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	32,190
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	15,725
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	39,850
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	26,574
Intco Medical Technology Co. Ltd., Class A	5,700	19,741
iQIYI, Inc., ADR *@	31,465	63,245
IRICO Display Devices Co. Ltd., Class A *	22,000	24,775
JA Solar Technology Co. Ltd., Class A	14,800	27,880
JCET Group Co. Ltd., Class A	7,595	42,516
JD Health International, Inc. *±	35,300	127,717
JD Logistics, Inc. *±	100,800	166,126
JD.com, Inc., Class A	116,650	2,042,631
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	22,220	23,044
Jiangsu Eastern Shenghong Co. Ltd., Class A	29,100	32,731
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	10,430
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	20,680
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	11,517
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	23,240
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	19,180
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	16,668
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	22,561
Jiangxi Copper Co. Ltd., Class H	70,000	112,301
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	17,272
JinkoSolar Holding Co. Ltd., ADR @	3,545	88,270
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	28,092
Jinneng Science&Technology Co. Ltd., Class A	10,600	8,176
Jinxin Fertility Group Ltd. @±	154,500	53,511
Jiumaojiu International Holdings Ltd. @±	74,000	32,681
Jizhong Energy Resources Co. Ltd., Class A	21,200	18,356
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	28,873
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	20,196

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Ju Teng International Holdings Ltd. *	56,000	$6,273
Keda Industrial Group Co. Ltd., Class A	18,900	20,197
Kinetic Development Group Ltd.	104,000	17,274
Kingboard Holdings Ltd.	71,500	171,969
Kingfa Sci & Tech Co. Ltd., Class A	13,400	15,861
Kunlun Energy Co. Ltd.	354,000	382,868
Lao Feng Xiang Co. Ltd., Class A	2,700	20,075
LB Group Co. Ltd., Class A	11,200	27,113
Lee & Man Paper Manufacturing Ltd.	70,000	21,721
Legend Holdings Corp., Class H *±	38,400	39,356
Lens Technology Co. Ltd., Class A	14,740	44,225
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	22,838
LexinFintech Holdings Ltd., ADR	4,235	24,563
Leyard Optoelectronic Co. Ltd., Class A	20,300	17,910
Li Ning Co. Ltd.	126,000	267,034
Lianhe Chemical Technology Co. Ltd., Class A	6,700	5,058
Livzon Pharmaceutical Group, Inc., Class H	6,800	24,121
Loncin Motor Co. Ltd., Class A	21,600	26,929
Longfor Group Holdings Ltd. @±	133,000	171,245
LONGi Green Energy Technology Co. Ltd., Class A	24,500	52,731
Lonking Holdings Ltd.	158,000	30,719
Luenmei Quantum Co. Ltd., Class A	13,300	10,441
Luxi Chemical Group Co. Ltd., Class A	8,600	13,773
Luye Pharma Group Ltd. *@±	161,500	45,123
Maccura Biotechnology Co. Ltd., Class A	3,800	6,872
Mango Excellent Media Co. Ltd., Class A	10,000	36,839
Maoyan Entertainment *@±	21,200	21,810
Metallurgical Corp. of China Ltd., Class H	225,000	47,511
Ming Yang Smart Energy Group Ltd., Class A	6,800	11,748
Mingfa Group International Co. Ltd. *	91,000	2,027
Minth Group Ltd. *	56,000	109,020
MLS Co. Ltd., Class A	20,000	23,893
MMG Ltd. *	330,400	108,905
Morimatsu International Holdings Co. Ltd.	30,000	16,918
Nanjing Iron & Steel Co. Ltd., Class A	36,600	23,517
Nanjing Tanker Corp., Class A *	42,600	18,267
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	6,466
NetDragon Websoft Holdings Ltd.	25,500	33,555
New China Life Insurance Co. Ltd., Class H	31,400	95,413
New Hope Liuhe Co. Ltd., Class A *	13,600	16,732
Newland Digital Technology Co. Ltd., Class A	2,500	6,833
Nexteer Automotive Group Ltd.	69,000	29,495
Nine Dragons Paper Holdings Ltd. *@	109,000	44,208
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	15,474
Ningbo Joyson Electronic Corp., Class A	5,200	11,163
Ningbo Shanshan Co. Ltd., Class A	16,300	16,637
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,511
Noah Holdings Ltd., ADR	1,082	12,670
Northeast Securities Co. Ltd., Class A	8,500	9,246
Offshore Oil Engineering Co. Ltd., Class A	27,400	20,533
Onewo, Inc., Class H	10,700	28,174
ORG Technology Co. Ltd., Class A	26,800	20,818
Oriental Energy Co. Ltd., Class A *	11,300	14,692
Oriental Pearl Group Co. Ltd., Class A	10,700	11,375
PAX Global Technology Ltd.	20,000	13,828
People’s Insurance Co. Group of China Ltd. (The), Class H	212,000	105,636
PetroChina Co. Ltd., Class H	1,710,000	1,345,252
PICC Property & Casualty Co. Ltd., Class H	178,000	280,981
Ping An Bank Co. Ltd., Class A	42,300	67,803
Ping An Insurance Group Co. of China Ltd., Class H	273,000	1,618,671
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	21,827
Poly Property Group Co. Ltd.	200,431	39,742
Poly Property Services Co. Ltd., Class H @	7,200	28,182
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	336,719
Power Construction Corp. of China Ltd., Class A	84,900	63,507
Q Technology Group Co. Ltd. *@	36,000	30,036
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	16,627
Qingdao Port International Co. Ltd. Class H ±	56,000	46,146
Qinhuangdao Port Co. Ltd., Class H	43,000	11,128
Redco Properties Group Ltd. *±	80,000	2,081
Renhe Pharmacy Co. Ltd., Class A	19,700	15,546
Risen Energy Co. Ltd., Class A	6,400	10,504
SAIC Motor Corp. Ltd., Class A	29,700	84,471
Sanan Optoelectronics Co. Ltd., Class A	11,300	18,840

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	$6,231
Sansure Biotech, Inc., Class A	3,333	10,365
Sany Heavy Equipment International Holdings Co. Ltd. @	64,000	37,164
Sany Heavy Industry Co. Ltd., Class A	29,700	67,056
Satellite Chemical Co. Ltd., Class A	17,026	43,829
SDIC Capital Co. Ltd., Class A	20,400	21,017
Sealand Securities Co. Ltd., Class A	24,800	14,542
Seazen Group Ltd. *@	144,000	33,744
Seazen Holdings Co. Ltd., Class A *	13,800	22,612
SF Holding Co. Ltd., Class A	8,300	45,825
Shaanxi Coal Industry Co. Ltd., Class A	31,937	101,771
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	19,027
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	31,471
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	19,914
Shandong Chenming Paper Holdings Ltd., Class H *	35,250	5,673
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	20,600	16,792
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	36,445
Shandong Humon Smelting Co. Ltd., Class A	10,800	14,944
Shandong Linglong Tyre Co. Ltd., Class A	7,700	19,030
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	20,302
Shandong Publishing & Media Co. Ltd., Class A	13,000	20,214
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	34,225
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	90,974
Shanghai AJ Group Co. Ltd., Class A	16,900	11,970
Shanghai Bailian Group Co. Ltd., Class A	15,600	23,360
Shanghai Construction Group Co. Ltd., Class A	55,900	20,295
Shanghai Electric Group Co. Ltd., Class H *@	102,000	37,167
Shanghai Environment Group Co. Ltd., Class A	13,920	15,581
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	43,633
Shanghai Industrial Holdings Ltd.	45,000	68,601
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	29,071
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	12,121
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	18,199
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	17,431
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	79,620
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	167,617
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	19,399
Shanghai RAAS Blood Products Co. Ltd., Class A <>	37,200	36,796
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	11,192
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	25,217
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	15,856
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	12,486
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	19,124
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	45,042
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	19,584
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	52,921
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	19,401
Shanxi Securities Co. Ltd., Class A	24,700	21,251
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	16,353
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	12,849
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	14,982
Shenzhen Airport Co. Ltd., Class A	16,200	15,292
Shenzhen Aisidi Co. Ltd., Class A	14,200	31,652
Shenzhen Gas Corp. Ltd., Class A	22,300	21,569
Shenzhen International Holdings Ltd.	107,733	100,566
Shenzhen Investment Ltd.	323,060	36,188
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	6,100
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	15,406
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	20,911
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	22,122

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenzhen MTC Co. Ltd., Class A	42,300	$33,496
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	9,852
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	15,802
Shenzhen Tagen Group Co. Ltd., Class A	25,000	14,077
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	18,815
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	18,192
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	20,497
Shoucheng Holdings Ltd. @	58,400	8,121
Shougang Fushan Resources Group Ltd.	227,116	73,399
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	23,560
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	14,762
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	28,764
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	13,464
Sihuan Pharmaceutical Holdings Group Ltd.	325,000	27,618
Sinofert Holdings Ltd.	244,000	38,328
Sinoma International Engineering Co., Class A	14,600	18,962
Sinoma Science & Technology Co. Ltd., Class A	11,000	19,712
Sinomine Resource Group Co. Ltd., Class A	5,700	27,722
Sinopec Engineering Group Co. Ltd., Class H	111,000	96,184
Sinopec Kantons Holdings Ltd.	64,000	40,378
Sinopec Shanghai Petrochemical Co. Ltd., Class H *	178,000	27,502
Sinopharm Group Co. Ltd., Class H	140,400	385,046
Sinotrans Ltd., Class H	145,000	68,517
Sinotruk Hong Kong Ltd.	49,000	143,846
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,514
Skyworth Group Ltd.	133,484	54,482
SooChow Securities Co. Ltd., Class A	20,280	21,671
Southern Publishing & Media Co. Ltd., Class A	10,300	21,322
STO Express Co. Ltd., Class A	15,900	22,066
Sun Art Retail Group Ltd.	172,500	55,082
Sun King Technology Group Ltd. *	54,000	10,012
Suning Universal Co. Ltd., Class A	32,100	10,379
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,399
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,500	18,002
TangShan Port Group Co. Ltd., Class A	55,900	36,071
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	8,582
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	19,018
TBEA Co. Ltd., Class A	27,300	47,649
TCL Electronics Holdings Ltd.	69,667	56,960
TCL Technology Group Corp., Class A	78,540	54,123
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	19,443
Tian Di Science & Technology Co. Ltd., Class A	40,500	34,290
Tiangong International Co. Ltd.	100,000	24,206
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,940
Tianma Microelectronics Co. Ltd., Class A *	15,500	19,175
Tianneng Power International Ltd. @	74,000	78,510
Tianqi Lithium Corp., Class H @	9,200	28,488
Tianshan Aluminum Group Co. Ltd., Class A	18,200	19,623
TianShan Material Co. Ltd., Class A	4,500	3,489
Tianshui Huatian Technology Co. Ltd., Class A	9,400	14,951
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	9,536
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	6,368
Tomson Group Ltd.	1,358	511
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	27,398
Tongkun Group Co. Ltd., Class A	11,100	17,944
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	21,683
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,365
Topsports International Holdings Ltd. ±	141,000	54,101
Transfar Zhilian Co. Ltd., Class A	27,553	17,100
TravelSky Technology Ltd., Class H	49,000	65,614
Trina Solar Co. Ltd., Class A	13,541	35,804
Trip.com Group Ltd., ADR *	12,724	873,630
Tsinghua Tongfang Co. Ltd., Class A *	20,700	20,163
Unisplendour Corp. Ltd., Class A	13,940	53,149
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,900	24,640
Venustech Group, Inc., Class A	6,700	14,521
Vipshop Holdings Ltd., ADR	22,586	304,233

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Wangsu Science & Technology Co. Ltd., Class A	6,100	$8,833
Wanxiang Qianchao Co. Ltd., Class A	19,900	16,767
Wasion Holdings Ltd.	48,000	44,065
Wasu Media Holding Co. Ltd., Class A	20,700	20,419
Weibo Corp., ADR	2,074	19,807
Weibo Corp., Class A	1,420	13,667
Weichai Power Co. Ltd., Class H	112,000	171,317
Wellhope Foods Co. Ltd., Class A *	7,700	9,093
West China Cement Ltd. @	198,000	40,280
Western Securities Co. Ltd., Class A	22,600	25,234
Wharf Holdings Ltd. (The)	70,000	196,932
Wingtech Technology Co. Ltd., Class A	3,900	20,720
Wolong Electric Group Co. Ltd., Class A	11,600	27,318
Wuchan Zhongda Group Co. Ltd., Class A	29,100	20,173
Wushang Group Co. Ltd., Class A	12,600	18,056
Wuxi Biologics Cayman, Inc. *±	158,500	358,360
Wuxi Taiji Industry Ltd. Co., Class A	21,000	19,909
XCMG Construction Machinery Co. Ltd., Class A	47,400	51,496
Xi’An Shaangu Power Co. Ltd., Class A	19,200	22,885
Xiamen Bank Co. Ltd., Class A	14,900	11,513
Xiamen C & D, Inc., Class A	17,600	25,366
Xiamen ITG Group Corp. Ltd., Class A	17,300	15,737
Xiamen Tungsten Co. Ltd., Class A	7,300	19,272
Xiamen Xiangyu Co. Ltd., Class A	22,200	19,739
Xiaomi Corp., Class B *±	4,200	18,657
Xinfengming Group Co. Ltd., Class A	4,000	6,099
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	27,348
Xinte Energy Co. Ltd., Class H *@	22,800	21,988
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,522
Xinyi Energy Holdings Ltd. @	213,324	21,699
Xinyi Solar Holdings Ltd. @	364,000	147,163
XPeng, Inc., Class A *	4,100	24,626
Xtep International Holdings Ltd.	106,604	77,414
Xuji Electric Co. Ltd., Class A	3,400	12,824
Yankuang Energy Group Co. Ltd., Class H @	164,000	188,988
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	11,755
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	36,994
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H *@±	25,600	31,511
Yiren Digital Ltd., ADR	4,574	21,955
Yixin Group Ltd. ±	126,500	14,496
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	4,994
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	12,327
YongXing Special Materials Technology Co. Ltd., Class A	2,400	12,402
Youngor Fashion Co. Ltd., Class A	11,500	14,022
YTO Express Group Co. Ltd., Class A	12,500	24,300
Yuexiu Services Group Ltd.	32,500	13,725
YUNDA Holding Group Co. Ltd.	16,500	16,999
Yunnan Aluminium Co. Ltd., Class A	18,200	33,736
Yunnan Baiyao Group Co. Ltd., Class A	1,960	16,098
Yunnan Copper Co. Ltd., Class A	8,100	13,527
Yunnan Energy New Material Co. Ltd., Class A	5,200	22,790
Yunnan Tin Co. Ltd., Class A	14,600	28,063
Zhefu Holding Group Co. Ltd., Class A	16,400	7,010
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	42,014
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	43,183
Zhejiang Hailiang Co. Ltd., Class A	19,700	29,013
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	29,263
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	9,827
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	20,241
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	27,208
Zhejiang Medicine Co. Ltd., Class A	10,400	22,597
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	11,121
Zhejiang Runtu Co. Ltd., Class A	19,400	17,834
Zhejiang Semir Garment Co. Ltd., Class A	21,700	20,870
Zhejiang Wanliyang Co. Ltd., Class A	11,400	9,683
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	18,019
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	28,491
Zhongjin Gold Corp. Ltd., Class A	10,900	17,964
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	17,853

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhongsheng Group Holdings Ltd.	62,500	$112,339
Zhongtai Securities Co. Ltd., Class A	15,500	13,951
Zhou Hei Ya International Holdings Co. Ltd. @±	54,000	12,167
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	9,154
Zhuzhou CRRC Times Electric Co. Ltd., Class H	23,100	97,556
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	8,070
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	10,130
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H @	85,800	62,969
ZTE Corp., Class H	35,400	110,986
		55,099,033

Colombia — 0.1%
Cementos Argos SA	2,961	6,856
Corp. Financiera Colombiana SA *	19,558	65,171
Grupo Argos SA	22,537	105,381
		177,408

Czech Republic — 0.1%
Komercni Banka AS	6,412	223,636
		223,636

Greece — 0.4%
Alpha Services & Holdings SA	151,965	254,537
Bank of Greece	859	12,991
Helleniq Energy Holdings SA	9,060	70,949
Motor Oil Hellas Corinth Refineries SA	4,222	90,266
Piraeus Financial Holdings SA	85,014	339,038
		767,781
Hong Kong — 0.3%
Alibaba Pictures Group Ltd. *@	430,000	26,298
BOC Aviation Ltd. ±	10,700	83,143
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd. *	88,000	13,257
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	2,157
Kingboard Laminates Holdings Ltd.	22,000	20,423
LK Technology Holdings Ltd. @	70,000	24,425
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	103,739
Sino Biopharmaceutical Ltd.	234,000	96,412
SSY Group Ltd.	46,000	21,144
Yuexiu Property Co. Ltd.	135,006	88,478
		479,476

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	306,160
OTP Bank Nyrt	1,095	59,797
		365,957

India — 21.9%
Aarti Drugs Ltd.	1,688	9,087
Aarti Pharmalabs Ltd.	2,707	21,659
ACC Ltd.	5,493	131,532
Aditya Birla Capital Ltd. *	44,000	91,388
Aditya Birla Real Estate Ltd.	1,974	57,896
Advanced Enzyme Technologies Ltd.	3,035	12,319
AGI Greenpac Ltd.	2,388	31,377
Ahluwalia Contracts India Ltd.	1,765	21,193
Ajmera Realty & Infra India Ltd.	2,596	32,342
Alembic Pharmaceuticals Ltd.	4,429	55,092
Allcargo Logistics Ltd.	19,940	11,669
Allcargo Terminals Ltd. *	4,985	2,206
Amara Raja Energy & Mobility Ltd.	10,842	151,960
Ambuja Cements Ltd.	36,667	229,132
Apollo Tyres Ltd.	31,532	195,570
Arvind Ltd.	13,452	64,421
Ashoka Buildcon Ltd. *	8,590	31,196
Aurobindo Pharma Ltd.	25,561	398,729
Avanti Feeds Ltd.	2,210	17,347
Axis Bank Ltd.	133,355	1,663,554
Axis Bank Ltd., GDR	12,180	757,596
Bajaj Consumer Care Ltd.	9,842	22,733
Bajaj Holdings & Investment Ltd.	2,218	307,750
Balmer Lawrie & Co. Ltd.	3,606	9,031
Balrampur Chini Mills Ltd.	8,487	52,530
Bandhan Bank Ltd. ±	42,966	79,796
Bank of Baroda	74,524	209,295
Bank of India	26,524	31,551
Bank of Maharashtra	20,972	12,758
Bhansali Engineering Polymers Ltd.	5,648	9,032
Bharat Heavy Electricals Ltd.	81,981	219,522
Biocon Ltd.	2,482	10,553
Birla Corp. Ltd.	3,237	46,279
Birlasoft Ltd.	1,959	12,813
Bombay Burmah Trading Co.	1,162	28,838
Camlin Fine Sciences Ltd. *	4,352	6,601
Can Fin Homes Ltd.	5,565	49,154
Canara Bank	128,930	150,685

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Capacit’e Infraprojects Ltd. *	4,280	$21,692
Ceat Ltd.	3,536	133,611
Chambal Fertilizers and Chemicals Ltd.	13,907	80,164
Cholamandalam Financial Holdings Ltd.	3,892	63,453
CIE Automotive India Ltd.	6,907	37,918
Cipla Ltd.	24,545	438,499
City Union Bank Ltd.	30,829	61,972
CMS Info Systems Ltd.	11,502	65,830
Cochin Shipyard Ltd. ±	7,994	143,607
Container Corp. Of India Ltd.	7,508	69,017
Coromandel International Ltd.	3,859	84,965
CSB Bank Ltd. *	3,753	13,804
Cyient Ltd.	2,463	53,100
Dalmia Bharat Ltd.	5,315	109,806
DB Corp. Ltd.	3,441	12,064
DCB Bank Ltd.	19,962	28,215
DCM Shriram Ltd.	2,904	39,347
DCW Ltd. *	9,094	9,730
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	63,035
Delhivery Ltd. *	6,220	25,138
Dilip Buildcon Ltd. ±	2,642	13,856
DLF Ltd.	18,356	176,745
Dr. Reddy’s Laboratories Ltd.	1,860	30,131
Dr. Reddy’s Laboratories Ltd., ADR	39,575	624,889
eClerx Services Ltd.	783	31,964
Edelweiss Financial Services Ltd.	13,355	19,379
EID Parry India Ltd. *	7,288	75,941
Electrosteel Castings Ltd.	23,821	38,670
Engineers India Ltd.	13,707	29,132
EPL Ltd.	9,507	28,922
Equitas Small Finance Bank Ltd. ±	16,074	12,016
Escorts Kubota Ltd.	966	37,641
Exide Industries Ltd.	26,178	127,506
Federal Bank Ltd.	144,130	337,035
FIEM Industries Ltd.	1,108	19,216
Finolex Cables Ltd.	1,587	21,873
Finolex Industries Ltd.	15,431	45,483
Firstsource Solutions Ltd.	20,730	91,042
Force Motors Ltd.	432	32,940
Fortis Healthcare Ltd.	8,848	74,478
G R Infraprojects Ltd. *	1,719	29,540
GAIL India Ltd.	218,995	488,311
Galaxy Surfactants Ltd.	196	5,769
Gateway Distriparks Ltd.	25,136	23,488
GHCL Ltd.	5,527	46,675
GHCL Textiles Ltd.	5,527	6,469
Gland Pharma Ltd. ±	547	11,436
Glenmark Pharmaceuticals Ltd.	6,505	122,473
Godawari Power & Ispat Ltd.	11,830	27,920
Godfrey Phillips India Ltd.	794	48,365
Godrej Industries Ltd. *	1,769	23,762
Granules India Ltd.	7,725	53,150
Grasim Industries Ltd.	17,963	512,786
Great Eastern Shipping Co. Ltd. (The)	8,516	95,984
Greaves Cotton Ltd.	5,025	16,385
Gujarat Alkalies & Chemicals Ltd.	2,551	22,291
Gujarat Ambuja Exports Ltd.	8,766	12,713
Gujarat Mineral Development Corp. Ltd.	5,595	20,984
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	53,408
Gujarat Pipavav Port Ltd.	19,498	41,449
Gujarat State Fertilizers & Chemicals Ltd.	15,178	35,072
Gujarat State Petronet Ltd.	23,082	97,813
HDFC Bank Ltd.	102,232	2,115,958
HDFC Bank Ltd., ADR	9,290	593,259
HEG Ltd.	6,270	37,380
HeidelbergCement India Ltd.	3,920	9,524
Hero MotoCorp Ltd.	5,937	288,481
HG Infra Engineering Ltd.	1,150	20,417
Hindalco Industries Ltd.	158,495	1,114,285
Hindustan Aeronautics Ltd.	1,034	50,496
ICICI Bank Ltd., ADR	19,894	594,035
IDFC First Bank Ltd. *	279,140	206,028
IIFL Finance Ltd.	8,058	38,872
IIFL Securities Ltd.	19,584	74,801
India Cements Ltd. (The) *	11,773	51,739
India Glycols Ltd.	656	9,821
Indian Bank	12,211	75,629
Indian Railway Finance Corp. Ltd. ±	17,190	29,917
Indo Count Industries Ltd.	4,356	16,701
Indus Towers Ltd. *	87,061	347,273
IndusInd Bank Ltd.	28,574	320,588
Infibeam Avenues Ltd.	77,058	23,429
Info Edge India Ltd.	2,973	301,992
IRCON International Ltd. ±	18,858	47,402
J Kumar Infraprojects Ltd.	2,507	22,782
Jammu & Kashmir Bank Ltd. (The)	31,797	37,422
Jindal Saw Ltd.	28,522	97,446
Jindal Stainless Ltd.	25,001	204,123
Jindal Steel & Power Ltd.	44,263	481,257
Jio Financial Services Ltd. *	176,909	617,636
JK Lakshmi Cement Ltd.	4,751	46,132
JK Paper Ltd.	10,798	52,468

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
JK Tyre & Industries Ltd.	10,161	$46,103
JM Financial Ltd.	40,467	61,211
JSW Energy Ltd.	16,504	123,741
JSW Steel Ltd.	71,173	749,150
Jubilant Ingrevia Ltd.	4,945	47,478
Jubilant Pharmova Ltd.	7,273	93,786
Just Dial Ltd. *	1,076	12,566
Kalpataru Projects International Ltd.	7,735	117,633
Kalyani Steels Ltd.	1,016	13,825
Karnataka Bank Ltd. (The)	29,326	73,132
Karur Vysya Bank Ltd. (The)	36,209	91,603
Kaveri Seed Co. Ltd.	1,897	19,200
KCP Ltd. (The)	6,994	18,789
Kirloskar Oil Engines Ltd.	798	9,554
KNR Constructions Ltd.	11,124	44,827
Kotak Mahindra Bank Ltd.	8,982	187,270
KRBL Ltd.	2,296	8,024
L&T Finance Ltd.	78,972	125,163
Larsen & Toubro Ltd., GDR	26,739	1,123,038
LG Balakrishnan & Bros Ltd.	1,438	21,121
LIC Housing Finance Ltd.	24,147	168,945
LT Foods Ltd.	14,320	70,418
Lupin Ltd.	7,209	197,870
Maharashtra Seamless Ltd.	3,116	25,539
Mahindra & Mahindra Financial Services Ltd.	54,856	169,988
Mahindra & Mahindra Ltd.	37,348	1,315,193
Man Infraconstruction Ltd.	4,652	13,421
Manappuram Finance Ltd.	42,964	94,310
Marksans Pharma Ltd.	9,432	32,720
Maruti Suzuki India Ltd.	4,747	602,151
Mastek Ltd.	960	33,415
Meghmani Organics Ltd. *	7,232	6,496
MOIL Ltd.	5,661	21,920
Motilal Oswal Financial Services Ltd.	7,072	78,552
MRF Ltd.	181	275,473
Muthoot Finance Ltd.	6,474	161,824
Natco Pharma Ltd.	4,536	73,396
National Aluminium Co. Ltd.	39,968	98,737
National Fertilizers Ltd.	6,160	8,343
Nava Ltd.	6,116	71,080
NCC Ltd.	36,382	116,523
NESCO Ltd.	965	10,900
NIIT Learning Systems Ltd.	2,427	12,924
NIIT Ltd.	2,427	5,411
Nilkamal Ltd.	322	7,154
NMDC Ltd.	253,182	194,410
NMDC Steel Ltd. *	47,585	24,067
NOCIL Ltd.	7,374	20,938
NRB Bearings Ltd.	2,776	9,160
Oberoi Realty Ltd.	5,090	137,485
Odigma Consultancy Solutions *	865	697
Onesource Speciality Pharma Ltd. *<>	2,735	53,349
Orient Cement Ltd.	6,133	24,664
Orient Green Power Co. Ltd. *	107,182	21,270
Patel Engineering Ltd. *	47,895	29,040
PCBL Ltd.	11,386	59,900
Pennar Industries Ltd. *	5,072	11,443
Petronet LNG Ltd.	67,706	273,627
Piramal Enterprises Ltd.	4,265	55,048
Piramal Pharma Ltd.	29,025	89,841
PNB Housing Finance Ltd. *±	7,594	78,057
PNC Infratech Ltd.	7,840	30,494
Polyplex Corp. Ltd.	2,048	30,978
Power Finance Corp. Ltd.	121,886	638,944
Prakash Industries Ltd.	4,621	8,312
Prestige Estates Projects Ltd.	6,645	131,870
PTC India Ltd.	17,788	30,127
Punjab National Bank	115,447	138,420
Quess Corp. Ltd. ±	3,874	30,100
Rain Industries Ltd.	17,328	34,205
Rallis India Ltd.	3,389	11,699
Ramco Cements Ltd. (The)	4,863	54,981
Ramky Infrastructure Ltd. *	1,954	14,694
Rashtriya Chemicals & Fertilizers Ltd.	16,695	33,966
Raymond Lifestyle Ltd. *	2,620	64,571
Raymond Ltd.	3,276	64,166
RBL Bank Ltd. ±	35,444	65,329
REC Ltd.	124,810	731,829
Redington Ltd.	57,900	134,988
Reliance Industries Ltd.	404,890	5,752,676
Reliance Power Ltd. *	164,619	81,816
Repco Home Finance Ltd.	1,643	7,830
RITES Ltd.	5,510	18,728
Route Mobile Ltd.	1,741	28,327
Sammaan Capital Ltd.	31,451	55,457
Samvardhana Motherson International Ltd.	133,256	242,188
Sandur Manganese & Iron Ores Ltd. (The)	1,780	8,584
Sarda Energy & Minerals Ltd.	2,267	12,763
Seshasayee Paper & Boards Ltd.	1,570	5,593
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	10,507
Shipping Corp. of India Ltd.	14,166	34,605

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Shree Cement Ltd.	313	$93,958
Shriram Finance Ltd.	20,316	686,860
Shriram Pistons & Rings Ltd.	500	12,726
SIS Ltd. *	2,091	8,807
Sobha Ltd.	2,470	45,382
South Indian Bank Ltd. (The)	83,493	24,429
Star Cement Ltd. *	7,280	19,675
State Bank of India	69,305	644,368
State Bank of India, GDR	8,728	808,213
Steel Authority of India Ltd.	89,762	118,632
Strides Pharma Science Ltd.	5,470	42,296
Sun Pharmaceutical Industries Ltd.	32,247	711,881
Sun TV Network Ltd.	5,489	43,793
Sundaram-Clayton Ltd.	221	6,549
Sunteck Realty Ltd.	5,951	35,276
Surya Roshni Ltd.	1,546	10,690
Tamilnad Mercantile Bank Ltd.	1,883	9,941
Tata Chemicals Ltd.	12,988	159,593
Tata Consumer Products Ltd.	8,150	87,103
Tata Motors Ltd.	124,928	1,082,438
Tata Steel Ltd.	430,140	693,841
Tata Steel Ltd., GDR	6,923	109,383
Technocraft Industries India Ltd. *	547	17,442
Thirumalai Chemicals Ltd.	4,154	15,624
Thomas Cook India Ltd.	8,408	19,347
Time Technoplast Ltd.	5,635	32,416
TransIndia Real Estate Ltd.	4,985	2,329
Transport Corp. of India Ltd.	1,896	25,711
Tube Investments of India Ltd.	343	14,235
TVS Srichakra Ltd.	202	8,282
Uflex Ltd.	3,166	19,378
Union Bank of India Ltd.	81,852	114,833
UPL Ltd.	36,161	212,581
UPL Ltd. *	4,520	11,879
Usha Martin Ltd.	10,246	44,999
VA Tech Wabag Ltd. *	3,405	65,315
Vardhman Textiles Ltd.	8,165	48,286
Vedanta Ltd.	58,464	303,575
Voltamp Transformers Ltd.	223	26,360
Welspun Corp. Ltd.	11,246	106,531
Welspun Living Ltd.	30,266	55,594
West Coast Paper Mills Ltd.	3,247	21,104
Wipro Ltd.	82,116	289,662
Wipro Ltd., ADR @	108,622	384,522
Wockhardt Ltd. *	5,344	88,387
Yes Bank Ltd. *	469,708	107,697
Zee Entertainment Enterprises Ltd.	70,032	99,305
Zensar Technologies Ltd.	5,610	49,309
Zydus Lifesciences Ltd.	10,313	116,966
Zydus Wellness Ltd.	1,105	25,168
		42,427,879

Indonesia — 1.9%
Adaro Andalan Indonesia PT *	399,225	210,216
AKR Corporindo Tbk. PT	362,500	25,225
Alamtri Resources Indonesia Tbk. PT	1,752,200	264,545
Aneka Tambang Tbk. PT	840,200	79,609
Aspirasi Hidup Indonesia Tbk. PT	625,900	30,721
Astra Agro Lestari Tbk. PT	61,744	23,785
Astra International Tbk. PT	1,944,500	591,988
Astra Otoparts Tbk. PT	19,600	2,801
Bank Maybank Indonesia Tbk. PT	568,800	7,351
Bank Negara Indonesia Persero Tbk. PT	1,037,332	280,360
Bank OCBC Nisp Tbk. PT	223,000	18,220
Bank Pan Indonesia Tbk. PT *	399,700	46,191
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	9,798
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	13,521
Bank Tabungan Negara Persero Tbk. PT	537,509	38,071
BISI International Tbk. PT	23,500	1,752
Bukalapak.com Tbk. PT *	5,483,400	42,586
Bukit Asam Tbk. PT	339,600	58,024
Bumi Resources Minerals Tbk. PT *	2,221,900	47,765
Bumi Resources Tbk. PT *	5,598,400	41,045
Bumi Serpong Damai Tbk. PT *	435,700	25,582
Charoen Pokphand Indonesia Tbk. PT	65,700	19,430
Ciputra Development Tbk. PT	924,577	56,296
Dayamitra Telekomunikasi PT	1,395,200	55,912
Dharma Satya Nusantara Tbk. PT	140,700	8,305
Elang Mahkota Teknologi Tbk. PT	999,500	30,553
Energi Mega Persada Tbk. PT *	899,700	12,857
Erajaya Swasembada Tbk. PT	1,042,500	26,168
ESSA Industries Indonesia Tbk. PT	837,700	42,158
Gudang Garam Tbk. PT *	52,600	43,384
Hanson International Tbk. PT *§	5,335,700	—
Harum Energy Tbk. PT *	170,700	10,977
Indah Kiat Pulp & Paper Tbk. PT	294,700	124,508
Indika Energy Tbk. PT	195,300	18,141
Indo Tambangraya Megah Tbk. PT	52,800	87,590
Indocement Tunggal Prakarsa Tbk. PT	129,800	59,678
Indofood Sukses Makmur Tbk. PT	407,500	194,952
Japfa Comfeed Indonesia Tbk. PT	567,600	68,415
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Lippo Karawaci Tbk. PT *	1,787,300	$11,327
Medco Energi Internasional Tbk. PT	1,095,352	74,861
Metrodata Electronics Tbk. PT	524,800	20,216
Mitra Adiperkasa Tbk. PT	620,000	54,315
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	49,448
Pakuwon Jati Tbk. PT	1,135,800	28,086
Panin Financial Tbk. PT *	1,207,600	32,263
Samudera Indonesia Tbk. PT	979,900	16,316
Sarana Menara Nusantara Tbk. PT	1,152,200	46,890
Semen Indonesia Persero Tbk. PT	239,224	48,900
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	28,377
Surya Citra Media Tbk. PT	1,943,100	20,161
Surya Semesta Internusa Tbk. PT	303,100	25,329
Trimegah Bangun Persada Tbk. PT	123,900	5,812
Triputra Agro Persada PT	853,700	40,577
Tunas Baru Lampung Tbk. PT	363,085	13,874
United Tractors Tbk. PT	182,800	304,099
Vale Indonesia Tbk. PT *	184,400	41,474
XL Axiata Tbk. PT	522,966	73,108
		3,653,913

Korea — 9.8%
AMOREPACIFIC Group	1,396	19,724
BH Co. Ltd.	1,193	14,076
BNK Financial Group, Inc.	20,319	142,715
CJ CheilJedang Corp.	744	129,125
CJ Corp.	1,381	92,964
CJ ENM Co. Ltd. *	1,200	43,773
CJ Logistics Corp.	649	37,208
Daesang Corp.	2,426	31,624
Daewoo Engineering & Construction Co. Ltd. *	18,960	39,990
Daishin Securities Co. Ltd.	2,379	25,969
Daou Technology, Inc.	2,149	26,086
DB HiTek Co. Ltd.	1,530	34,453
DB Insurance Co. Ltd.	2,058	143,710
DB, Inc. *	6,843	6,061
DGB Financial Group, Inc.	5,382	29,905
DL E&C Co. Ltd.	1,344	29,351
DL Holdings Co. Ltd.	1,534	32,928
Dong-A Socio Holdings Co. Ltd.	287	21,406
Dongkuk Holdings Co. Ltd.	1,150	5,757
Dongkuk Steel Mill Co. Ltd.	3,583	19,471
Dongwha Pharm Co. Ltd.	736	3,150
Dongwon F&B Co. Ltd.	640	13,499
Dongwon Industries Co. Ltd.	786	19,728
Doosan Bobcat, Inc.	4,635	131,920
DoubleUGames Co. Ltd.	604	22,114
E-MART, Inc.	1,350	58,139
ENF Technology Co. Ltd.	555	6,341
Fila Holdings Corp.	1,411	38,626
GS Engineering & Construction Corp. *	2,015	23,748
GS Holdings Corp. *	4,562	121,786
GS P&L Co. Ltd. *	729	10,993
GS Retail Co. Ltd.	3,073	34,443
Hana Financial Group, Inc.	22,264	859,012
Hanil Holdings Co. Ltd.	1,021	9,710
Hankook Tire & Technology Co. Ltd.	5,220	136,160
Hanon Systems *	10,248	27,915
Hansol Paper Co. Ltd.	2,232	13,054
Hanwha Corp.	2,253	41,168
Hanwha Galleria Corp. *	4,602	3,420
Hanwha Investment & Securities Co. Ltd. *	5,680	12,964
Hanwha Life Insurance Co. Ltd.	20,246	33,832
Hanwha Solutions Corp. *	7,228	79,146
Harim Holdings Co. Ltd.	2,243	8,289
HD Hyundai Co. Ltd.	3,291	177,052
HD Hyundai Construction Equipment Co. Ltd. *	1,074	42,533
HD Hyundai Infracore Co. Ltd. *	7,764	36,337
HDC Holdings Co. Ltd.	2,781	22,499
HDC Hyundai Development Co-Engineering & Construction	2,554	31,315
HL Holdings Corp.	389	9,050
HL Mando Co. Ltd.	2,866	79,138
HMM Co. Ltd.	15,163	181,896
HS Hyosung Corp. *	119	2,413
Hy-Lok Corp.	918	15,683
Hyosung Corp.	537	17,108
Hyosung TNC Corp.	121	19,644
Hyundai Department Store Co. Ltd.	867	27,827
Hyundai Engineering & Construction Co. Ltd.	4,831	83,353
Hyundai Glovis Co. Ltd.	1,742	139,748
Hyundai Home Shopping Network Corp.	716	22,081
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	76,710
Hyundai Mobis Co. Ltd.	3,267	524,842
Hyundai Motor Co.	10,966	1,579,181
Hyundai Steel Co.	5,647	80,745
Hyundai Wia Corp.	941	24,162
Industrial Bank of Korea	20,136	196,005
INTOPS Co. Ltd.	1,491	16,853
IS Dongseo Co. Ltd.	1,027	14,580

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
JB Financial Group Co. Ltd.	5,577	$61,674
KB Financial Group, Inc., ADR	19,588	1,114,557
KCC Corp.	293	46,871
KCC Glass Corp.	444	11,340
KG Mobility Co. *	4,088	10,469
Kia Corp.	23,059	1,577,313
KIWOOM Securities Co. Ltd.	605	47,754
Kolon Industries, Inc.	1,930	35,594
Korea Asset In Trust Co. Ltd.	5,452	10,314
Korea Electric Terminal Co. Ltd.	682	30,993
Korea Investment Holdings Co. Ltd.	2,704	130,962
Korea Line Corp. *	16,631	18,911
Korea Real Estate Investment & Trust Co. Ltd.	10,376	7,048
Korea Zinc Co. Ltd.	351	239,857
Korean Air Lines Co. Ltd.	8,699	133,544
Korean Reinsurance Co.	12,649	68,308
Kumho Petrochemical Co. Ltd.	1,116	68,682
Kumho Tire Co., Inc. *	3,713	12,043
LG Chem Ltd.	2,768	470,061
LG Corp.	5,347	261,511
LG Display Co. Ltd. *	16,033	99,434
LG Display Co. Ltd., ADR *	8,853	27,179
LG Electronics, Inc.	10,373	588,354
LG H&H Co. Ltd.	332	68,784
LG Innotek Co. Ltd.	903	99,369
LG Uplus Corp.	19,185	134,620
Lotte Chemical Corp.	1,267	51,467
Lotte Chilsung Beverage Co. Ltd.	290	22,063
Lotte Corp.	1,582	23,427
LOTTE Fine Chemical Co. Ltd.	1,517	40,549
Lotte Shopping Co. Ltd.	641	23,556
Lotte Wellfood Co. Ltd.	167	12,660
LS Corp.	1,155	73,985
LX Hausys Ltd.	728	15,775
LX Holdings Corp.	2,593	12,083
LX International Corp.	3,459	63,557
LX Semicon Co. Ltd.	278	10,745
Mirae Asset Life Insurance Co. Ltd. *	5,257	18,819
Mirae Asset Securities Co. Ltd.	18,660	101,783
Netmarble Corp. *±	514	18,051
Nexen Tire Corp.	5,151	21,029
NH Investment & Securities Co. Ltd.	10,116	95,859
NHN Corp. *	2,376	28,487
NongShim Co. Ltd.	178	45,221
OCI Co. Ltd.	450	17,882
OCI Holdings Co. Ltd.	995	39,742
Orion Holdings Corp.	2,572	26,311
Ottogi Corp.	131	35,194
Pan Ocean Co. Ltd.	22,750	50,997
Paradise Co. Ltd. *	1,846	12,038
Partron Co. Ltd.	1,897	8,930
Poongsan Corp.	1,950	66,163
POSCO Holdings, Inc.	854	147,056
POSCO Holdings, Inc., ADR	12,275	532,244
S-Oil Corp.	3,801	141,490
Samsung C&T Corp.	4,028	314,108
Samsung Card Co. Ltd.	2,083	55,819
Samsung E&A Co. Ltd. *	3,055	34,345
Samsung Electronics Co. Ltd.	9,536	344,608
Samsung Electronics Co. Ltd., GDR	2,641	2,403,310
Samsung Life Insurance Co. Ltd.	4,057	261,253
Samsung SDI Co. Ltd. *	257	43,207
Samsung Securities Co. Ltd.	2,679	79,161
Samyang Holdings Corp.	409	18,198
SD Biosensor, Inc. *	2,641	18,442
SeAH Steel Holdings Corp.	235	28,813
Sebang Global Battery Co. Ltd.	697	34,042
Seoul Semiconductor Co. Ltd.	2,206	10,939
SFA Engineering Corp.	456	6,040
SGC Energy Co. Ltd.	395	6,627
Shinhan Financial Group Co. Ltd.	23,813	770,770
Shinhan Financial Group Co. Ltd., ADR @	5,343	175,678
Shinsegae, Inc. *	629	56,826
SK Chemicals Co. Ltd.	314	9,449
SK Discovery Co. Ltd.	867	22,851
SK Gas Ltd.	175	24,607
SK Networks Co. Ltd.	12,838	36,190
SK, Inc.	2,514	224,563
SL Corp.	1,820	37,274
SNT Motiv Co. Ltd.	1,086	29,729
Songwon Industrial Co. Ltd.	1,925	14,632
Sungwoo Hitech Co. Ltd.	3,959	13,352
Unid Co. Ltd.	511	25,096
Webzen, Inc.	1,800	16,763
Woori Financial Group, Inc.	45,228	472,204
Youngone Corp.	2,083	59,993
Youngone Holdings Co. Ltd.	787	44,478
Zinus, Inc.	1,223	19,606
		18,901,890

Malaysia — 1.5%
Aeon Co. M Bhd.	29,400	10,323
AFFIN Bank Bhd.	45,380	29,533

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Alliance Bank Malaysia Bhd.	93,200	$100,881
AMMB Holdings Bhd.	191,687	234,920
Axiata Group Bhd.	226,300	126,017
Bank Islam Malaysia Bhd.	49,400	27,288
Batu Kawan Bhd.	16,500	74,465
Berjaya Corp. Bhd. *	166,400	11,722
Bumi Armada Bhd. *	264,700	38,774
Cahya Mata Sarawak Bhd.	76,400	20,503
CIMB Group Holdings Bhd.	117,473	215,426
DRB-Hicom Bhd.	119,100	29,565
Eastern & Oriental Bhd.	118,100	25,223
Eco World Development Group Bhd.	88,900	41,552
Genting Bhd.	179,200	154,694
Genting Malaysia Bhd.	258,200	130,500
Genting Plantations Bhd.	23,600	31,139
Hibiscus Petroleum Bhd.	56,080	24,582
Hong Leong Financial Group Bhd.	17,621	72,904
IJM Corp. Bhd.	181,760	123,572
IOI Properties Group Bhd.	75,850	37,997
Magnum Bhd.	86,961	24,504
Mah Sing Group Bhd.	125,685	50,594
Malayan Cement Bhd.	6,800	7,452
Malaysian Resources Corp. Bhd.	142,600	16,743
Matrix Concepts Holdings Bhd.	64,200	34,315
MBM Resources Bhd.	12,500	17,248
MBSB Bhd.	205,001	33,926
Mega First Corp. Bhd.	37,600	38,596
MISC Bhd.	93,920	159,632
MKH Bhd.	36,950	9,338
MKH Oil Palm East Kalimantan Bhd.	5,278	779
Oriental Holdings Bhd.	25,760	41,594
OSK Holdings Bhd.	74,455	29,639
Petronas Chemicals Group Bhd.	133,400	154,239
PPB Group Bhd.	37,500	103,992
RHB Bank Bhd.	159,890	231,709
Sarawak Oil Palms Bhd.	30,750	21,869
Sime Darby Bhd.	293,600	154,958
Sime Darby Property Bhd.	308,000	116,408
SP Setia Bhd. Group	143,480	46,848
Ta Ann Holdings Bhd.	12,260	11,735
TSH Resources Bhd.	43,000	12,021
UEM Sunrise Bhd.	100,300	24,225
United Malacca Bhd.	14,600	16,946
UOA Development Bhd.	19,187	7,509
Yinson Holdings Bhd.	114,400	67,542
		2,995,941

Mexico — 1.9%
Alfa SAB de CV, Class A	221,384	159,580
Banco del Bajio SA ±	36,142	72,194
Becle SAB de CV	12,842	14,498
Cemex SAB de CV	685,631	385,053
Cemex SAB de CV, ADR	2,361	13,316
Controladora AXTEL SAB DE CV *	260,453	4,147
Corp. Actinver SAB de CV	15,700	13,418
El Puerto de Liverpool SAB de CV, Class C1	11,951	57,030
Fomento Economico Mexicano SAB de CV	43,202	368,619
Genomma Lab Internacional SAB de CV, Class B	65,230	79,273
Gentera SAB de CV	106,289	122,392
Grupo Carso SAB de CV, Series A1	20,689	114,642
Grupo Financiero Banorte SAB de CV, Class O	125,200	806,766
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	214,081
Grupo Mexico SAB de CV, Series B	98,300	468,046
Grupo Rotoplas SAB de CV	16,900	12,790
Grupo Traxion SAB de CV *±	22,512	20,514
Industrias CH SAB de CV, Series B *	23,916	198,878
Industrias Penoles SAB de CV *	9,977	126,991
La Comer SAB de CV	31,617	49,948
Megacable Holdings SAB de CV	59,163	96,047
Nemak SAB de CV *±	174,679	20,776
Orbia Advance Corp. SAB de CV	51,451	36,939
Organizacion Soriana SAB de CV, Class B *	57,181	81,256
Promotora y Operadora de Infraestructura SAB de CV	13,054	110,600
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,513
Regional SAB de CV	18,632	104,986
		3,763,293

Philippines — 0.6%
ACEN Corp.	510,437	35,297
Alliance Global Group, Inc.	253,300	39,410
Ayala Corp.	12,590	130,373
Ayala Land, Inc.	255,200	115,589
China Banking Corp.	74,676	81,976
Cosco Capital, Inc.	257,000	23,903
DMCI Holdings, Inc.	265,100	49,587
First Philippine Holdings Corp.	26,510	27,039
GT Capital Holdings, Inc.	7,512	85,451
JG Summit Holdings, Inc.	225,183	79,998
LT Group, Inc.	132,300	24,015

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Megaworld Corp.	1,004,700	$35,606
Metropolitan Bank & Trust Co.	133,237	165,841
Puregold Price Club, Inc.	86,900	46,346
Rizal Commercial Banking Corp.	47,790	19,704
Robinsons Land Corp.	247,455	56,896
San Miguel Corp.	41,650	61,922
Security Bank Corp.	30,510	45,888
Top Frontier Investment Holdings, Inc. *	4,630	5,051
Union Bank of the Philippines	66,330	41,281
Universal Robina Corp.	25,650	35,031
		1,206,204

Poland — 0.9%
AB SA	845	19,968
Alior Bank SA	6,957	144,827
Asseco Poland SA	4,246	98,897
Bank Handlowy w Warszawie SA	1,352	29,035
BNPP Bank Polska SA	440	9,077
Cognor Holding SA *	3,349	5,485
Cyfrowy Polsat SA *	17,146	58,700
Echo Investment SA *	1,732	1,963
Enea SA *	30,606	95,667
Jastrzebska Spolka Weglowa SA *	3,759	18,849
KGHM Polska Miedz SA	9,866	274,706
Mirbud SA	5,445	15,662
ORLEN SA	59,254	677,156
PGE Polska Grupa Energetyczna SA *	84,800	124,627
Tauron Polska Energia SA *	125,505	114,225
		1,688,844

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	23,228
SIIC Environment Holdings Ltd.	67,000	7,936
		31,164

South Africa — 3.0%
Absa Group Ltd.	69,753	701,365
AECI Ltd.	8,481	39,288
African Rainbow Minerals Ltd.	8,579	68,368
Anglo American Platinum Ltd. @	5,029	151,620
Aspen Pharmacare Holdings Ltd.	28,143	245,844
Barloworld Ltd. @	20,449	117,604
Curro Holdings Ltd.	14,121	9,765
DataTec Ltd.	24,388	64,449
Exxaro Resources Ltd.	18,287	153,060
Foschini Group Ltd. (The) @	26,004	231,499
Grindrod Ltd.	52,062	32,995
Harmony Gold Mining Co. Ltd.	8,696	69,434
Impala Platinum Holdings Ltd. *	64,737	301,023
KAP Ltd. *	269,658	43,868
Lewis Group Ltd.	3,337	14,162
Momentum Group Ltd.	90,465	145,060
Motus Holdings Ltd.	16,747	107,832
Mpact Ltd.	15,365	24,052
MTN Group Ltd.	127,458	621,308
Naspers Ltd., Class N	1,718	379,921
Nedbank Group Ltd.	28,026	418,372
Netcare Ltd.	143,425	113,395
Northam Platinum Holdings Ltd.	22,983	118,634
Oceana Group Ltd. @	10,541	37,693
Old Mutual Ltd.	473,972	314,202
Omnia Holdings Ltd.	16,030	66,341
Pepkor Holdings Ltd. ±	170,124	260,984
PPC Ltd.	93,872	25,618
Raubex Group Ltd.	16,897	47,455
Reunert Ltd.	12,692	50,442
Sappi Ltd.	59,313	154,826
Sasol Ltd.	43,988	194,099
Sibanye Stillwater Ltd. *	213,534	169,503
Sibanye Stillwater Ltd., ADR *	1,610	5,313
Southern Sun Ltd.	31,286	15,053
Standard Bank Group Ltd.	5,831	68,521
Super Group Ltd. @	29,786	46,562
Telkom SA SOC Ltd. *	28,405	52,637
Thungela Resources Ltd.	13,215	93,619
Zeda Ltd.	20,449	14,412
		5,790,198

Taiwan — 21.3%
91APP, Inc.	8,000	20,742
AcBel Polytech, Inc.	51,000	47,057
Acer, Inc.	187,884	228,089
Acter Group Corp. Ltd.	5,000	56,658
ADATA Technology Co. Ltd.	19,000	45,436
Advanced International Multitech Co. Ltd.	8,000	18,326
Advanced Power Electronics Corp.	1,000	2,797
Advanced Wireless Semiconductor Co.	8,000	26,964

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Advancetek Enterprise Co. Ltd.	13,000	$30,176
Alltek Technology Corp.	10,000	10,478
Alpha Networks, Inc.	11,000	11,794
Altek Corp.	14,014	16,308
Amazing Microelectronic Corp.	8,000	20,912
Ambassador Hotel (The)	14,000	23,529
AmTRAN Technology Co. Ltd.	64,775	36,651
Apex International Co. Ltd. *	17,132	17,454
Arcadyan Technology Corp.	11,000	58,885
Ardentec Corp.	39,092	63,316
Argosy Research, Inc.	3,000	14,321
ASE Technology Holding Co. Ltd.	233,000	1,151,337
Asia Cement Corp.	158,269	195,033
Asia Optical Co., Inc.	5,000	28,748
ASROCK, Inc.	2,000	14,123
Asustek Computer, Inc.	47,000	883,100
Aten International Co. Ltd.	5,000	11,530
AUO Corp.	502,400	224,501
Axiomtek Co. Ltd.	8,000	26,476
Bank of Kaohsiung Co. Ltd.	64,606	22,662
Basso Industry Corp.	9,000	11,530
BenQ Materials Corp.	15,000	13,726
BES Engineering Corp.	91,000	29,561
Bioteque Corp.	3,000	11,301
Bizlink Holding, Inc.	8,029	149,880
Brighton-Best International Taiwan, Inc.	17,000	17,475
Capital Securities Corp.	184,437	138,674
Castles Technology Co. Ltd.	4,200	10,723
Catcher Technology Co. Ltd.	43,000	254,450
Cathay Financial Holding Co. Ltd.	403,170	839,925
Cathay Real Estate Development Co. Ltd.	70,000	51,244
Cenra, Inc.	9,500	10,837
Center Laboratories, Inc.	26,000	34,776
Chailease Holding Co. Ltd.	103,533	356,852
Chang Hwa Commercial Bank Ltd.	316,768	172,469
Chang Wah Electromaterials, Inc.	20,000	27,757
Chang Wah Technology Co. Ltd.	11,000	11,207
Channel Well Technology Co. Ltd.	13,000	28,074
Charoen Pokphand Enterprise	12,000	33,052
CHC Healthcare Group	7,000	8,925
Cheng Loong Corp.	82,000	47,522
Cheng Shin Rubber Industry Co. Ltd.	131,000	195,994
Cheng Uei Precision Industry Co. Ltd.	34,543	76,494
Chia Hsin Cement Corp.	22,440	11,636
Chicony Electronics Co. Ltd.	30,000	139,090
Chicony Power Technology Co. Ltd.	6,000	21,870
Chin-Poon Industrial Co. Ltd.	36,000	42,606
China Airlines Ltd.	278,111	217,589
China Bills Finance Corp.	89,000	40,856
China Man-Made Fiber Corp. *	72,018	16,190
China Metal Products	31,000	29,313
China Motor Corp.	22,478	54,439
China Petrochemical Development Corp. *	113,871	25,529
China Steel Chemical Corp.	4,000	11,237
China Steel Corp.	739,800	443,413
China Wire & Cable Co. Ltd.	16,000	17,618
Chipbond Technology Corp.	42,000	82,502
ChipMOS Technologies, Inc.	28,897	27,633
ChipMOS Technologies, Inc., ADR	328	6,176
Chong Hong Construction Co. Ltd.	12,000	31,442
Chun Yuan Steel Industry Co. Ltd.	30,000	16,425
Chung Hwa Pulp Corp. *	30,000	15,144
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	56,368
Chunghwa Precision Test Tech Co. Ltd.	1,000	26,903
Cleanaway Co. Ltd.	6,000	32,942
Clevo Co.	43,000	67,809
CMC Magnetics Corp.	31,979	9,901
Co-Tech Development Corp.	17,000	30,334
Compal Electronics, Inc.	288,000	330,742
Compeq Manufacturing Co. Ltd.	109,000	233,064
Concord Securities Co. Ltd.	38,850	15,701
Continental Holdings Corp.	42,000	38,497
Coretronic Corp.	35,800	102,209
CTBC Financial Holding Co. Ltd.	1,128,280	1,345,628
CTCI Corp.	33,000	38,854
CyberPower Systems, Inc.	2,000	23,700
D-Link Corp.	15,640	12,141
DA CIN Construction Co. Ltd.	21,200	34,660
Da-Li Development Co. Ltd.	13,230	17,857
Darfon Electronics Corp.	17,000	22,582
Darwin Precisions Corp.	55,000	21,390
Depo Auto Parts Ind Co. Ltd.	12,000	78,513
Dimerco Express Corp.	8,000	19,887
Dyaco International, Inc.	8,519	7,042
Dynamic Holding Co. Ltd.	21,000	39,201
Dynapack International Technology Corp.	7,000	44,838
E.Sun Financial Holding Co. Ltd.	113,000	92,890
Edom Technology Co. Ltd.	10,000	9,395
Elitegroup Computer Systems Co. Ltd.	35,877	24,404
Ennoconn Corp.	6,116	54,380
Ennostar, Inc.	44,414	56,628

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
EnTie Commercial Bank Co. Ltd.	68,000	$29,142
Eson Precision Ind Co. Ltd.	10,000	21,382
Eternal Materials Co. Ltd.	42,300	35,869
Eurocharm Holdings Co. Ltd.	3,000	18,301
Eva Airways Corp.	241,478	326,665
Evergreen Aviation Technologies Corp.	11,000	32,613
Evergreen International Storage & Transport Corp.	54,000	51,472
Evergreen Marine Corp. Taiwan Ltd.	74,583	511,863
EVERGREEN Steel Corp.	13,000	35,370
Everlight Chemical Industrial Corp.	56,000	35,871
Everlight Electronics Co. Ltd.	40,000	103,708
Excelsior Medical Co. Ltd.	12,733	33,401
Far Eastern Department Stores Ltd.	85,220	58,486
Far Eastern International Bank	271,478	109,305
Far Eastern New Century Corp.	266,338	256,715
Far EasTone Telecommunications Co. Ltd.	103,000	280,871
Farglory F T Z Investment Holding Co. Ltd.	15,120	19,578
Farglory Land Development Co. Ltd.	26,721	60,232
Feng Hsin Steel Co. Ltd.	17,000	36,090
First Financial Holding Co. Ltd.	595,556	492,293
First Steamship Co. Ltd. *	58,240	12,790
FIT Holding Co. Ltd.	9,000	16,883
Fitipower Integrated Technology, Inc.	5,600	39,714
FLEXium Interconnect, Inc.	24,000	47,071
Flytech Technology Co. Ltd.	5,000	13,360
FocalTech Systems Co. Ltd.	8,000	21,718
Forcecon Tech Co. Ltd.	5,142	22,977
Formosa Advanced Technologies Co. Ltd.	20,000	17,203
Formosa Chemicals & Fibre Corp.	176,000	146,557
Formosa Laboratories, Inc.	8,000	16,788
Formosa Petrochemical Corp.	61,000	64,285
Formosa Plastics Corp.	183,000	198,158
Formosa Sumco Technology Corp.	5,000	14,946
Formosa Taffeta Co. Ltd.	49,000	27,426
Formosan Rubber Group, Inc.	18,072	14,222
Formosan Union Chemical	48,179	29,906
Foxconn Technology Co. Ltd.	58,127	131,911
Foxsemicon Integrated Technology, Inc.	4,000	37,091
FSP Technology, Inc.	8,000	14,958
Fu Hua Innovation Co. Ltd.	20,529	20,820
Fubon Financial Holding Co. Ltd.	517,877	1,426,415
Fulltech Fiber Glass Corp. *	35,717	28,761
Fusheng Precision Co. Ltd.	5,000	48,041
G Shank Enterprise Co. Ltd.	10,589	27,745
Gamania Digital Entertainment Co. Ltd.	13,000	30,612
Gemtek Technology Corp.	47,000	48,026
General Interface Solution Holding Ltd. *	18,000	27,781
Genius Electronic Optical Co. Ltd.	4,000	61,858
Getac Holdings Corp.	21,000	67,898
Giant Manufacturing Co. Ltd.	20,000	86,321
Gigabyte Technology Co. Ltd.	3,000	24,936
Global Brands Manufacture Ltd.	21,000	36,831
Global Mixed Mode Technology, Inc.	3,000	21,962
Global PMX Co. Ltd.	2,000	6,649
Globalwafers Co. Ltd.	15,000	174,549
Gloria Material Technology Corp.	34,392	48,780
Goldsun Building Materials Co. Ltd.	82,973	125,278
Grand Pacific Petrochemical *	119,612	38,126
Grape King Bio Ltd.	10,000	45,601
Great Wall Enterprise Co. Ltd.	44,330	69,636
Greatek Electronics, Inc.	16,000	28,648
Hannstar Board Corp.	35,814	58,116
HannStar Display Corp. *	35,000	8,989
HannsTouch Holdings Co. *	32,279	8,940
Hey Song Corp.	18,750	23,506
Highwealth Construction Corp.	93,462	123,867
Hiwin Technologies Corp.	19,000	190,669
Ho Tung Chemical Corp.	63,688	15,522
Holy Stone Enterprise Co. Ltd.	10,500	27,415
Hon Hai Precision Industry Co. Ltd.	776,068	4,355,610
Hong Pu Real Estate Development Co. Ltd.	20,000	19,887
Hong TAI Electric Industrial	32,000	33,089
Hota Industrial Manufacturing Co. Ltd.	13,000	26,766
Hotai Finance Co. Ltd.	11,000	25,701
Hsin Kuang Steel Co. Ltd.	13,000	18,320
Hu Lane Associate, Inc.	4,100	22,010
Hua Nan Financial Holdings Co. Ltd.	417,300	332,852
Hua Yu Lien Development Co. Ltd.	3,000	11,347
Huaku Development Co. Ltd.	17,700	61,547
Huang Hsiang Construction Corp.	8,000	15,788
Hung Sheng Construction Ltd.	13,688	10,647
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	14,138
IBF Financial Holdings Co. Ltd.	128,807	58,737
Ichia Technologies, Inc.	11,000	12,901
IEI Integration Corp.	8,000	19,253
Innodisk Corp.	2,000	13,299
Innolux Corp.	497,645	217,823
Inpaq Technology Co. Ltd.	9,000	22,456
Integrated Service Technology, Inc.	6,000	24,798
Inventec Corp.	179,282	273,972

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
ITE Technology, Inc.	6,000	$27,452
ITEQ Corp.	15,000	36,008
Kedge Construction Co. Ltd.	4,080	8,612
Kenda Rubber Industrial Co. Ltd.	34,650	28,695
Kerry TJ Logistics Co. Ltd.	9,000	10,624
KGI Financial Holding Co. Ltd.	1,154,559	605,726
Kindom Development Co. Ltd.	39,200	60,860
King Yuan Electronics Co. Ltd.	58,100	197,598
King’s Town Bank Co. Ltd.	90,000	139,182
Kinpo Electronics	138,000	110,705
Kinsus Interconnect Technology Corp.	28,000	86,260
KMC Kuei Meng International, Inc.	5,000	18,225
KS Terminals, Inc.	6,000	14,257
Kung Long Batteries Industrial Co. Ltd.	8,000	37,823
Kuo Toong International Co. Ltd.	16,000	23,523
Kuo Yang Construction Co. Ltd.	14,000	9,822
Kwong Lung Enterprise Co. Ltd.	12,000	21,083
L&K Engineering Co. Ltd.	7,397	50,653
Lanner Electronics, Inc.	6,000	17,240
Largan Precision Co. Ltd.	7,000	571,154
Lealea Enterprise Co. Ltd. *	83,200	22,485
Lelon Electronics Corp.	10,000	24,798
Li Peng Enterprise Co. Ltd. *	41,000	8,904
Lien Hwa Industrial Holdings Corp.	53,968	83,459
Lingsen Precision Industries Ltd.	25,000	13,535
Lite-On Technology Corp.	127,874	388,094
Longchen Paper & Packaging Co. Ltd. *	92,459	32,714
Lotus Pharmaceutical Co. Ltd.	10,000	82,203
Lumax International Corp. Ltd.	4,000	13,909
Lung Yen Life Service Corp. *	16,000	27,037
Macronix International Co. Ltd.	103,171	62,309
Marketech International Corp.	5,000	22,495
MediaTek, Inc.	2,000	86,321
Mega Financial Holding Co. Ltd.	494,287	583,474
Mercuries & Associates Holding Ltd.	19,184	8,953
Mercuries Life Insurance Co. Ltd. *	79,251	15,253
Merida Industry Co. Ltd.	15,000	69,088
Merry Electronics Co. Ltd.	15,226	50,158
Micro-Star International Co. Ltd.	42,000	235,081
Mitac Holdings Corp.	61,637	133,297
MOSA Industrial Corp. *	8,656	5,743
Motech Industries, Inc.	17,000	10,786
Nak Sealing Technologies Corp.	3,000	10,386
Namchow Holdings Co. Ltd.	7,000	10,622
Nan Kang Rubber Tire Co. Ltd. *	9,000	12,491
Nan Pao Resins Chemical Co. Ltd.	2,000	19,155
Nan Ya Plastics Corp.	277,000	252,629
Nan Ya Printed Circuit Board Corp.	15,000	59,708
Nantex Industry Co. Ltd.	10,000	10,371
Nanya Technology Corp. *	78,000	69,591
Nichidenbo Corp.	6,000	12,756
Nuvoton Technology Corp.	9,000	24,432
O-Bank Co. Ltd.	91,943	27,736
Ocean Plastics Co. Ltd.	9,000	8,977
Orient Semiconductor Electronics Ltd.	30,485	32,266
Oriental Union Chemical Corp.	57,000	24,862
Pan German Universal Motors Ltd.	2,000	18,210
Pan Jit International, Inc.	24,600	38,493
Pan-International Industrial Corp.	34,380	42,995
Parade Technologies Ltd.	3,000	70,186
PChome Online, Inc. *	408	541
Pegatron Corp.	163,249	457,612
Pegavision Corp.	2,000	22,999
Phihong Technology Co. Ltd. *	24,000	27,415
Phison Electronics Corp.	10,000	162,882
Pixart Imaging, Inc.	8,000	62,469
Pou Chen Corp.	169,133	190,365
Powerchip Semiconductor Manufacturing Corp. *	169,000	81,963
Powertech Technology, Inc.	49,000	182,342
President Securities Corp.	86,636	68,047
Primax Electronics Ltd.	25,000	57,954
Prince Housing & Development Corp.	77,970	24,377
Promate Electronic Co. Ltd.	8,000	19,521
Qisda Corp.	139,400	142,868
Quanta Storage, Inc.	13,000	44,213
Radiant Opto-Electronics Corp.	27,000	161,830
Radium Life Tech Co. Ltd.	38,962	12,835
Raydium Semiconductor Corp.	4,000	48,072
Rechi Precision Co. Ltd.	30,000	22,922
Rich Development Co. Ltd.	20,577	6,082
Ruentex Development Co. Ltd.	67,600	88,458
Ruentex Industries Ltd.	37,891	83,677
Run Long Construction Co. Ltd.	14,000	15,971
Sampo Corp.	31,600	27,037
San Fang Chemical Industry Co. Ltd.	13,000	14,612
Sanyang Motor Co. Ltd.	41,573	87,624
ScinoPharm Taiwan Ltd.	14,000	9,416
SDI Corp.	10,000	28,794
Sercomm Corp.	18,000	66,983
Sesoda Corp.	17,193	19,482
Shanghai Commercial & Savings Bank Ltd. (The)	233,618	282,184
ShenMao Technology, Inc.	10,000	19,552
Shih Wei Navigation Co. Ltd. *	17,554	8,942

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Shihlin Electric & Engineering Corp.	11,000	$64,421
Shin Kong Financial Holding Co. Ltd. *	771,851	277,809
Shin Zu Shing Co. Ltd.	9,064	58,059
Shinkong Insurance Co. Ltd.	15,000	48,727
Shinkong Synthetic Fibers Corp.	108,151	48,658
Sigurd Microelectronics Corp.	42,694	87,903
Simplo Technology Co. Ltd.	9,000	108,984
Sincere Navigation Corp.	27,810	21,249
Sino-American Silicon Products, Inc.	20,000	82,051
Sinon Corp.	37,000	48,755
SinoPac Financial Holdings Co. Ltd.	776,213	542,185
Sinyi Realty, Inc.	11,000	9,630
Sitronix Technology Corp.	9,000	58,335
Soft-World International Corp.	4,000	15,251
Solar Applied Materials Technology Corp.	5,000	9,562
Sports Gear Co. Ltd.	4,000	14,641
St. Shine Optical Co. Ltd.	5,000	30,121
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,440
Standard Foods Corp.	31,000	34,655
Sunny Friend Environmental Technology Co. Ltd.	4,000	10,468
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	35,724
Sunplus Technology Co. Ltd. *	12,000	11,219
Sunrex Technology Corp.	6,000	11,164
Superalloy Industrial Co. Ltd.	12,000	22,035
Supreme Electronics Co. Ltd.	40,000	72,351
Swancor Holding Co. Ltd.	5,000	13,528
Syncmold Enterprise Corp.	5,000	13,833
Synmosa Biopharma Corp.	15,400	16,206
Synnex Technology International Corp.	87,300	188,529
Systex Corp.	9,000	39,668
T3EX Global Holdings Corp.	4,000	9,736
TA Chen Stainless Pipe	105,444	97,292
Ta Ya Electric Wire & Cable	47,250	63,846
TA-I Technology Co. Ltd.	6,000	8,483
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,255
Taichung Commercial Bank Co. Ltd.	261,949	149,813
TaiDoc Technology Corp.	7,000	31,067
Taiflex Scientific Co. Ltd.	26,923	36,831
Tainan Spinning Co. Ltd.	60,427	25,896
Taishin Financial Holding Co. Ltd.	782,353	415,225
Taiwan Business Bank	482,976	218,768
Taiwan Cogeneration Corp.	35,000	44,518
Taiwan Cooperative Financial Holding Co. Ltd.	339,897	251,933
Taiwan Fertilizer Co. Ltd.	48,000	74,816
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	10,487
Taiwan FU Hsing Industrial Co. Ltd.	21,000	32,924
Taiwan Glass Industry Corp. *	81,321	40,556
Taiwan Hon Chuan Enterprise Co. Ltd.	31,612	142,225
Taiwan Mask Corp.	7,000	10,516
Taiwan Navigation Co. Ltd.	22,000	19,897
Taiwan Paiho Ltd.	12,000	24,963
Taiwan PCB Techvest Co. Ltd.	28,000	29,252
Taiwan Sakura Corp.	6,000	15,300
Taiwan Sanyo Electric Co. Ltd.	10,000	11,698
Taiwan Semiconductor Co. Ltd.	10,000	16,227
Taiwan Shin Kong Security Co. Ltd.	19,100	23,915
Taiwan Surface Mounting Technology Corp.	21,518	71,542
Taiwan Union Technology Corp.	11,000	57,039
Taiwan-Asia Semiconductor Corp.	29,000	26,139
Tatung Co. Ltd. *	104,000	151,950
TCC Group Holdings Co. Ltd.	380,971	368,369
TCI Co. Ltd.	5,000	18,759
Teco Electric & Machinery Co. Ltd.	79,000	125,785
Test Research, Inc.	11,000	40,934
Thinking Electronic Industrial Co. Ltd.	4,000	18,484
Thye Ming Industrial Co. Ltd.	8,000	15,593
Ton Yi Industrial Corp.	82,000	38,268
Tong Hsing Electronic Industries Ltd.	12,870	54,566
Tong Yang Industry Co. Ltd.	41,921	143,213
Topco Scientific Co. Ltd.	8,115	69,307
Topkey Corp.	3,000	18,713
TPK Holding Co. Ltd. *	34,000	40,187
Transcend Information, Inc.	10,000	26,415
Tripod Technology Corp.	29,000	174,701
TSRC Corp.	26,000	15,980
TTY Biopharm Co. Ltd.	17,000	37,750
Tung Ho Steel Enterprise Corp.	58,290	120,724
Tung Thih Electronic Co. Ltd.	8,000	21,644
TXC Corp.	16,000	49,048
TYC Brother Industrial Co. Ltd.	21,000	40,483
U-Ming Marine Transport Corp.	27,000	47,849
Uni-President Enterprises Corp.	215,000	530,540
Unimicron Technology Corp.	87,000	374,171
Union Bank of Taiwan	142,090	66,094
Unitech Printed Circuit Board Corp. *	55,184	55,378
United Microelectronics Corp.	499,513	655,921
United Microelectronics Corp., ADR @	56,252	365,075
United Orthopedic Corp.	7,000	19,729
United Renewable Energy Co. Ltd. *	24,000	7,394

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Universal Cement Corp.	49,205	$42,925
UPI Semiconductor Corp.	2,000	13,726
USI Corp.	77,130	25,291
Vanguard International Semiconductor Corp.	47,576	144,972
Visco Vision, Inc.	2,000	10,920
Vizionfocus, Inc.	2,000	10,279
Wafer Works Corp.	35,503	29,347
Waffer Technology Corp.	10,000	20,925
Wah Lee Industrial Corp.	18,420	69,108
Walsin Lihwa Corp.	176,211	127,383
Walsin Technology Corp.	28,000	79,001
Walton Advanced Engineering, Inc.	34,000	14,467
Wan Hai Lines Ltd.	58,000	143,476
Wei Chuan Foods Corp.	14,000	7,644
Weikeng Industrial Co. Ltd.	32,945	33,614
Win Semiconductors Corp. *	25,000	85,406
Winbond Electronics Corp. *	325,378	146,886
Winstek Semiconductor Co. Ltd.	3,000	10,249
Wisdom Marine Lines Co. Ltd.	27,019	55,629
Wistron Corp.	174,431	553,335
Wistron NeWeb Corp.	26,429	110,845
WPG Holdings Ltd.	114,400	238,679
WT Microelectronics Co. Ltd.	34,360	115,286
Xxentria Technology Materials Corp.	10,900	17,089
Yageo Corp.	29,950	494,226
Yang Ming Marine Transport Corp.	106,000	244,756
YC INOX Co. Ltd.	29,977	17,876
Yea Shin International Development Co. Ltd.	1,000	965
Yem Chio Co. Ltd.	22,666	11,926
YFY, Inc.	110,385	100,000
Yieh Phui Enterprise Co. Ltd.	56,254	25,995
Youngtek Electronics Corp.	12,000	23,609
Yuanta Financial Holding Co. Ltd.	739,113	766,516
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	19,033
Yulon Finance Corp.	4,000	12,689
Yulon Motor Co. Ltd.	54,247	83,891
YungShin Global Holding Corp.	7,000	11,508
Zeng Hsing Industrial Co. Ltd.	2,148	7,273
Zenitron Corp.	18,000	15,675
Zero One Technology Co. Ltd.	9,000	38,021
Zhen Ding Technology Holding Ltd.	62,000	226,937
Zippy Technology Corp.	12,000	23,938
Zyxel Group Corp.	31,438	38,069
		41,270,683

Thailand — 1.7%
AP Thailand PCL	242,500	57,611
Bangchak Corp. PCL	112,900	119,208
Bangkok Bank PCL	56,300	249,342
Bangkok Bank PCL, NVDR	13,300	58,903
Bangkok Commercial Asset Management PCL	55,800	9,983
Banpu PCL	429,750	75,627
Berli Jucker PCL	64,800	44,283
BKI Holdings PCL	2,100	17,923
Charoen Pokphand Foods PCL	211,800	141,635
CP Axtra PCL	32,721	26,152
Energy Absolute PCL	51,800	145,851
GFPT PCL	33,300	9,327
Indorama Ventures PCL	50,700	37,027
IRPC PCL	633,100	22,840
Kasikornbank PCL, NVDR	27,100	123,597
Kiatnakin Phatra Bank PCL	21,900	33,722
Krung Thai Bank PCL	204,575	126,003
Precious Shipping PCL	41,900	8,295
PTT Exploration & Production PCL	90,700	316,565
PTT Global Chemical PCL	143,128	102,429
PTT PCL	883,900	823,107
Quality Houses PCL	368,100	19,109
Regional Container Lines PCL	17,100	14,169
Sansiri PCL	1,106,700	58,427
SCB X PCL	33,800	115,988
Siam Cement PCL (The)	31,500	155,213
Sri Trang Agro-Industry PCL	57,200	30,366
Sri Trang Gloves Thailand PCL	50,900	14,705
Star Petroleum Refining PCL	80,000	15,369
Stecon Group PCL	70,300	13,402
Supalai PCL	115,700	61,761
Thai Oil PCL	78,877	65,355
Thai Stanley Electric PCL, NVDR	3,100	19,821
Thai Union Group PCL	90,000	34,316
Thanachart Capital PCL	17,800	26,365
Thoresen Thai Agencies PCL	102,200	15,287
TMBThanachart Bank PCL	1,082,672	59,064
TPI Polene PCL	676,600	21,432
TPI Polene Power PCL	179,000	15,540
WHA Corp. PCL	253,200	40,845
		3,345,964

Turkey — 0.9%
Alarko Holding AS	8,981	23,359
Albaraka Turk Katilim Bankasi AS *	137,184	24,938
Arcelik AS *	3,037	12,192
Aygaz AS	3,340	16,704

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Bera Holding AS *	42,557	$17,963
Bursa Cimento Fabrikasi AS	56,997	14,776
Dogan Sirketler Grubu Holding AS	84,330	34,546
Dogus Otomotiv Servis ve Ticaret AS	5,901	32,331
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,133	6,908
Enka Insaat ve Sanayi AS	66,291	91,083
Eregli Demir ve Celik Fabrikalari TAS	123,498	85,191
Gozde Girisim Sermayesi Yatirim Ortakligi AS *	21,608	15,981
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	55,466
KOC Holding AS	57,667	291,176
NET Holding AS *	16,043	19,721
Petkim Petrokimya Holding AS *	66,430	33,993
Sekerbank Turk AS	183,608	24,605
Tekfen Holding AS *	16,364	33,333
Tukas Gida Sanayi ve Ticaret AS *	36,954	7,334
Turk Hava Yollari AO *	44,707	355,164
Turk Telekomunikasyon AS *	26,876	33,037
Turkcell Iletisim Hizmetleri AS	50,598	132,748
Turkiye Petrol Rafinerileri AS	43,958	176,346
Turkiye Sise ve Cam Fabrikalari AS	63,955	75,072
Turkiye Vakiflar Bankasi TAO, Class D *	49,462	32,610
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	12,346
Zorlu Enerji Elektrik Uretim AS *	148,541	18,310
		1,677,233

United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	170,593	483,952
Abu Dhabi National Hotels	397,983	62,844
Abu Dhabi Ports Co. PJSC *	45,602	63,194
AL Seer Marine Supplies & Equipment Co. LLC *	19,486	19,364
Dana Gas PJSC *	597,125	114,611
Deyaar Development PJSC	130,763	33,037
Dubai Investments PJSC	209,661	123,295
Emaar Properties PJSC	585,871	2,049,643
Emirates NBD Bank PJSC	64,587	377,177
EMSTEEL Building Materials PJSC *	112,430	38,568
Ghitha Holding PJSC *	1,680	10,977
Multiply Group PJSC *	215,570	121,488
RAK Properties PJSC	118,699	36,841
Ras Al Khaimah Ceramics	45,645	30,943
		3,565,934

United States — 0.1%
GCC SAB de CV	12,593	111,900
TOTAL COMMON STOCKS (Identified Cost $171,166,869)		193,365,341

PREFERRED STOCKS — 0.9%
Brazil — 0.9%
Banco ABC Brasil SA, 12.329%	12,087	37,780
Banco Bradesco SA, 7.096%	100,741	188,507
Banco do Estado do Rio Grande do Sul SA, 9.754%	14,808	24,449
Eucatex SA Industria e Comercio, 4.666% *	1,900	4,284
Marcopolo SA, 7.475%	1	1
Petroleo Brasileiro SA, 16.781%	253,526	1,485,161
Raizen SA, 1.215%	74,020	25,880
Randon SA Implementos e Participacoes, 3.673%	9,200	14,743
		1,780,805

Colombia — 0.0%
Grupo de Inversiones Suramericana SA, 5.381%	4,895	28,911

Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	7,699

TOTAL PREFERRED STOCKS (Identified Cost $1,178,054)		1,817,415

RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
Electronic Arts, Inc. 1/23/25*	51,800	2,978
Thoresen Thai Agencies PCL 1/31/25*<>	51,100	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $3,637)		2,978

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 4.180%	620,965	$620,965

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	1,549,747	1,549,747

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,170,712)		2,170,712

Total Investments — 101.8% (Identified Cost $174,519,272)		197,356,446

Liabilities in excess of Cash and Other Assets — (1.8%)		(3,563,667)
Net Assets — 100.0%		$193,792,779
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $3,715,813.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2024 amounted to $4,164,169 or 2.15% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 99.0%
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	6,370	$113,004
Alpine Income Property Trust, Inc.	1,013	17,008
American Assets Trust, Inc.	5,232	137,392
Broadstone Net Lease, Inc.	17,587	278,930
CTO Realty Growth, Inc.	2,292	45,175
Empire State Realty Trust, Inc., Class A	11,500	118,680
Essential Properties Realty Trust, Inc.	16,991	531,479
Gladstone Commercial Corp.	3,518	57,132
Global Net Lease, Inc.	20,205	147,497
Modiv Industrial, Inc.	764	11,368
One Liberty Properties, Inc.	1,593	43,393
WP Carey, Inc.	21,798	1,187,555
		2,688,613

Health Care REITs — 11.5%
Alexandria Real Estate Equities, Inc.	15,724	1,533,876
CareTrust REIT, Inc.	16,026	433,503
Community Healthcare Trust, Inc.	2,728	52,405
Diversified Healthcare Trust	9,600	22,080
Global Medical REIT, Inc.	5,127	39,580
Healthcare Realty Trust, Inc.	35,442	600,742
Healthpeak Properties, Inc.	68,927	1,397,150
LTC Properties, Inc.	3,972	137,233
Medical Properties Trust, Inc. @	62,421	246,563
National Health Investors, Inc.	4,395	304,574
Omega Healthcare Investors, Inc.	24,829	939,778
Sabra Health Care REIT, Inc.	23,529	407,522
Sila Realty Trust, Inc.	1,396	33,951
Universal Health Realty Income Trust	1,361	50,643
Ventas, Inc.	41,160	2,423,912
Welltower, Inc.	46,279	5,832,542
		14,456,054

Hotel & Resort REITs — 2.8%
Apple Hospitality REIT, Inc.	22,630	347,371
Braemar Hotels & Resorts, Inc.	5,308	15,924
Chatham Lodging Trust	5,496	49,189
DiamondRock Hospitality Co.	21,351	192,800
Host Hotels & Resorts, Inc.	67,097	1,175,539
Park Hotels & Resorts, Inc.	21,492	302,392
Pebblebrook Hotel Trust	13,051	176,841
RLJ Lodging Trust	16,642	169,915
Ryman Hospitality Properties, Inc.	5,706	595,364
Service Properties Trust	17,100	43,434
Summit Hotel Properties, Inc.	10,209	69,932
Sunstone Hotel Investors, Inc.	19,666	232,845
Xenia Hotels & Resorts, Inc.	11,059	164,337
		3,535,883

Industrial REITs — 10.9%
Americold Realty Trust, Inc.	26,726	571,936
EastGroup Properties, Inc.	4,609	739,699
First Industrial Realty Trust, Inc.	12,323	617,752
Industrial Logistics Properties Trust	8,384	30,602
Innovative Industrial Properties, Inc.	2,731	181,994
LXP Industrial Trust	29,510	239,621
Plymouth Industrial REIT, Inc.	4,195	74,671
Prologis, Inc.	87,192	9,216,194
Rexford Industrial Realty, Inc.	22,254	860,340
STAG Industrial, Inc.	18,420	622,964
Terreno Realty Corp.	9,469	559,997
		13,715,770

Office REITs — 3.9%
Brandywine Realty Trust	17,779	99,562
BXP, Inc.	15,111	1,123,654
City Office REIT, Inc.	5,176	28,572
COPT Defense Properties	11,500	355,925
Cousins Properties, Inc.	14,844	454,820
Douglas Emmett, Inc.	16,852	312,773
Easterly Government Properties, Inc.	9,677	109,931
Highwoods Properties, Inc.	10,772	329,408
Hudson Pacific Properties, Inc. @	12,646	38,317
JBG SMITH Properties	9,420	144,785
Kilroy Realty Corp.	11,215	453,647
NET Lease Office Properties @*	1,572	49,062
Orion Office REIT, Inc.	6,753	25,054
Paramount Group, Inc.	17,848	88,169
Peakstone Realty Trust	1,614	17,867
Piedmont Office Realty Trust, Inc., Class A	10,998	100,632
Postal Realty Trust, Inc., Class A	1,457	19,014
SL Green Realty Corp.	6,499	441,412
Vornado Realty Trust	15,282	642,455
		4,835,059

Residential REITs — 14.6%
American Homes 4 Rent, Class A	33,305	1,246,273
Apartment Investment & Management Co., Class A *	13,399	121,797
AvalonBay Communities, Inc.	13,535	2,977,294
Bluerock Homes Trust, Inc. *	412	5,467
BRT Apartments Corp. @	400	7,212
Camden Property Trust	10,631	1,233,621
Centerspace	1,534	101,474
Clipper Realty, Inc.	1,167	5,345
Elme Communities	9,245	141,171
Equity LifeStyle Properties, Inc.	16,899	1,125,473
Equity Residential	34,390	2,467,827
Essex Property Trust, Inc.	6,068	1,732,050
Independence Realty Trust, Inc.	21,679	430,111
Invitation Homes, Inc.	58,813	1,880,252
Mid-America Apartment Communities, Inc.	10,882	1,682,031
NexPoint Residential Trust, Inc.	2,313	96,568
Sun Communities, Inc.	12,233	1,504,292
UDR, Inc.	30,795	1,336,811
UMH Properties, Inc.	7,290	137,635
Veris Residential, Inc.	8,319	138,345
		18,371,049

Retail REITs — 15.6%
Acadia Realty Trust	11,503	277,912
Agree Realty Corp.	9,877	695,835

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Alexande’s, Inc.	303	$60,618
Brixmor Property Group, Inc.	30,770	856,637
CBL & Associates Properties, Inc.	1,387	40,792
Curbline Properties Corp.	9,588	222,633
Federal Realty Investment Trust	7,572	847,685
Getty Realty Corp. @	4,639	139,773
InvenTrust Properties Corp.	6,885	207,445
Kimco Realty Corp.	67,586	1,583,540
Kite Realty Group Trust	22,305	562,978
Macerich Co. (The)	21,929	436,826
NETSTREIT Corp. @	6,691	94,678
NNN REIT, Inc.	18,414	752,212
Phillips Edison & Co., Inc.	12,315	461,320
Realty Income Corp.	86,997	4,646,510
Regency Centers Corp.	17,440	1,289,339
Saul Centers, Inc.	1,365	52,962
Simon Property Group, Inc.	32,555	5,606,296
SITE Centers Corp.	4,794	73,300
Tanger, Inc.	10,913	372,461
Urban Edge Properties	12,150	261,225
Whitestone REIT	4,776	67,676
		19,610,653

Specialized REITs — 37.6%
American Tower Corp.	46,063	8,448,415
Crown Castle, Inc.	43,085	3,910,395
CubeSmart	21,056	902,250
Digital Realty Trust, Inc.	31,042	5,504,678
EPR Properties	7,659	339,140
Equinix, Inc.	9,433	8,894,281
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	19,737	2,952,655
Four Corners Property Trust, Inc.	9,280	251,859
Gaming & Leisure Properties, Inc.	26,641	1,283,031
Global Self Storage, Inc.	997	5,314
Iron Mountain, Inc.	29,410	3,091,285
Lamar Advertising Co., Class A	8,889	1,082,147
National Storage Affiliates Trust	7,272	275,682
Outfront Media, Inc.	14,274	253,221
Public Storage	15,610	4,674,258
SBA Communications Corp.	10,757	2,192,277
Uniti Group, Inc.	20,375	112,062
VICI Properties, Inc.	105,139	3,071,110
		47,244,060
TOTAL COMMON STOCKS (Identified Cost $70,069,877)		124,457,141

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 4.180%	556,625	556,625

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.460%	441,930	441,930

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $998,555)		998,555

Total Investments — 99.8% (Identified Cost $71,068,432)		125,455,696
Cash and Other Assets, Less Liabilities — 0.2%		263,814

Net Assets — 100.0%		$125,719,510
†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2024, the fair value of the securities on loan was $465,614.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2024 (Unaudited)
	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Others — 99.9%
SA Emerging Markets Value Fund €	142,535	$1,419,648
SA Global Fixed Income Fund €	374,736	3,252,710
SA International Value Fund €	336,859	4,311,791
SA Real Estate Securities Fund €	56,042	629,347
SA U.S. Core Market Fund €	99,258	3,579,252
SA U.S. Fixed Income Fund €	341,123	3,254,318
SA U.S. Small Company Fund €	47,698	1,400,881
SA U.S. Value Fund €	163,688	3,555,313
		21,403,260
TOTAL MUTUAL FUNDS (Identified Cost $18,652,178)		21,403,260

Total Investments — 99.9% (Identified Cost $18,652,178)		21,403,260
Cash and Other Assets, Less Liabilities — 0.1%		14,548
Net Assets — 100.0%		$21,417,808
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2024 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$468,350,123	$572,975,217	$686,419,621
Investments in affiliated securities, at value	—	—	—
Cash	—	—	—
Foreign currency, at value	—	117,625	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	3,508,940	4,640,834	379,993
Receivable for fund shares sold	833,837	900,016	614,037
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	7,135,180	—
Receivable from the Adviser (Note 2)	4,277	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	21,498	31,944	31,136
Other assets	—	—	776
Total Assets	472,718,675	585,800,816	687,445,563

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	131,222	135,594	(782,011)
Due to custodian bank	—	—	500,728
Collateral for securities on loan (Note 1)	—	2,313,125	78,188
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	153,690	—
Advisory fee payable (Note 2)	60,240	124,190	241,077
Sub-Advisory fee payable (Note 2)	12,048	14,903	18,081
Sub-Administration fee payable (Note 2)	13,752	17,381	18,451
Custody and accounting fees payable	16,592	34,137	23,988
Shareholder servicing fee payable (Note 2)	60,240	74,514	90,404
Transfer agent fee payable	10,536	11,526	13,175
Professional fees payable	13,080	13,842	13,612
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	10,823	30,097	27,832
Total Liabilities	328,533	2,922,999	243,525
NET ASSETS	$472,390,142	$582,877,817	$687,202,038

NET ASSETS CONSIST OF:
Paid-in capital	$504,939,481	$652,052,876	$78,222,387
Total distributable earnings (loss)(2)	(32,549,339)	(69,175,059)	608,979,651

NET ASSETS	$472,390,142	$582,877,817	$687,202,038
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	49,506,519	67,153,457	19,057,326
Net asset value per share	$9.54	$8.68	$36.06
Identified cost of unaffiliated investments	$468,677,142	$586,577,902	$119,540,848
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$118,373	$—
(1) Including securities on loan, at value (see Note 1)	$—	$10,551,620	$1,399,767
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$537,600,716	$315,110,443	$544,213,302	$240,461,386	$197,356,446	$125,455,696	$—
—	—	—	—	—	—	21,403,260
375,734	339,580	2,880	—	—	130,300	—
—	—	1,434,805	—	409,770	—	—
239,852	—	—	—	334,856	—	115,362
490,761	198,488	578,510	—	236,564	505,543	—
635,278	309,423	628,285	245,592	285,314	148,847	10,665
—	—	—	—	—	—	—
—	—	1,811	—	116,453	17,362	13,120
—	—	2,828,324	—	9,973	—	—
30,152	28,646	29,760	28,372	17,817	17,720	26,736
—	—	—	—	—	5,244	—
539,372,493	315,986,580	549,717,677	240,735,350	198,767,193	126,280,712	21,569,143

810,122	—	—	—	334,368	—	—
255,256	89,928	54,599	9,626	20,853	5,936	126,027
—	—	—	172,368	—	—	—
5,781	1,332,282	27,788,850	—	1,549,747	441,930	—
—	—	—	—	—	—	—
189,420	111,943	201,842	52,070	75,671	38,654	—
47,355	55,971	89,708	—	60,537	11,044	—
15,676	8,674	15,688	7,198	5,445	2,842	665
16,574	20,530	38,300	6,086	63,895	9,498	6,400
71,032	41,979	67,281	31,242	25,224	16,566	—
12,573	12,377	12,663	12,188	11,122	11,206	375
13,659	13,612	39,336	13,659	129,335	12,886	11,871
—	—	—	—	2,696,740	—	—
23,012	8,368	22,381	3,052	1,477	10,640	5,997
1,460,460	1,695,664	28,330,648	307,489	4,974,414	561,202	151,335
$537,912,033	$314,290,916	$521,387,029	$240,427,861	$193,792,779	$125,719,510	$21,417,808

$287,171,266	$143,433,912	$426,182,183	$149,402,519	$187,998,028	$68,036,497	$18,544,134
250,740,767	170,857,004	95,204,846	91,025,342	5,794,751	57,683,013	2,873,674

$537,912,033	$314,290,916	$521,387,029	$240,427,861	$193,792,779	$125,719,510	$21,417,808
24,767,598	10,700,218	40,717,817	12,096,260	19,451,546	11,190,013	1,888,861
$21.72	$29.37	$12.80	$19.88	$9.96	$11.23	$11.34
$305,000,404	$153,651,199	$449,990,573	$126,496,255	$174,519,272	$71,068,432	$—
$—	$—	$—	$—	$—	$—	$18,652,178
$—	$—	$1,444,526	$—	$411,963	$—	$—
$2,222,260	$11,269,086	$69,884,647	$—	$3,715,813	$465,614	$—
$—	$—	$—	$—	$2,696,740	$—	$—
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2024 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,601,359
Affiliated dividends	—	—	—
Interest(1)	11,415,162	13,186,256	28,671
Non-cash dividends	—	—	—
Other income	—	265	735
Taxes withheld	—	—	(901)
Total Income	11,415,162	13,186,521	4,629,864
Expenses:
Advisory fees (Note 2)	358,786	741,570	1,410,452
Shareholder Servicing fees (Note 2)	358,786	444,942	528,919
Sub-Advisory fees (Note 2)	71,757	88,988	101,409
Sub-Administration fees (Note 2)	40,376	50,431	58,626
Trustees' fees and expenses (Note 2)	20,003	20,003	20,003
Custody and accounting fees	32,128	52,591	50,999
Transfer agent fees	35,072	37,743	44,582
Professional fees *	27,498	35,480	22,610
Registration fees	11,230	8,288	8,664
Shareholders report printing expenses	17,653	22,748	22,772
Insurance expenses	—	—	—
Other expenses **	14,444	16,867	69,892
Total expenses before waivers and reimbursements:	987,733	1,519,651	2,338,928
Less: Fee waiver by the Adviser (Note 2)	(30,970)	—	—
Net expenses	956,763	1,519,651	2,338,928
Net investment income	10,458,399	11,666,870	2,290,936
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	662,350	1,437,471	42,182,755
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	5,038,249	—
Foreign currency transactions	—	(17,509)	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	1,019,034	(9,984,980)	6,753,898
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	7,546,701	—
Foreign currency transactions	—	(102,953)	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	1,681,384	3,916,979	48,936,653
Net increase (decrease) in net assets resulting from operations	$12,139,783	$15,583,849	$51,227,589
(1) Interest income includes security lending income of:	$—	$17,119	$11,790
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance and printing services and ReFlow.
^	For the six months ended December 31, 2024, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $39,469,063, $21,418,003, $15,413,375, $7,089,232 and $4,750,199, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $36,282,945, $15,901,040, $12,123,452, $3,191,648 and $3,838,928, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$6,531,823	$2,194,675	$8,233,342	$5,549,077	$4,394,062	$2,536,081	$—
—	—	—	—	—	—	534,704
26,631	21,982	122,664	—	29,127	7,628	—
—	—	—	—	—	215,152	—
—	9,589	114	—	5	—	—
—	(2,420)	(740,295)	—	(572,483)	—	—
6,558,454	2,223,826	7,615,825	5,549,077	3,850,711	2,758,861	534,704

1,135,499	653,248	1,243,784	320,055	464,285	236,616	—
425,812	244,968	414,595	192,033	154,762	101,407	—
283,875	326,624	552,793	—	371,428	67,605	—
48,292	27,443	48,516	21,855	17,453	11,039	1,910
20,003	20,003	20,003	20,003	20,003	20,003	20,003
34,667	40,952	78,825	12,646	157,675	20,748	12,635
42,337	41,481	42,610	40,494	37,479	37,217	1,628
22,579	22,686	26,088	22,579	49,426	24,679	23,071
7,946	7,383	8,071	7,222	10,619	9,658	5,594
19,919	22,846	21,063	23,462	23,306	21,432	9,767
—	—	—	—	—	—	4,101
46,511	34,316	62,432	13,219	96,175	19,834	8,007
2,087,440	1,441,950	2,518,780	673,568	1,402,611	570,238	86,716
—	—	(1,811)	—	(329,590)	(55,767)	(86,716)
2,087,440	1,441,950	2,516,969	673,568	1,073,021	514,471	—
4,471,014	781,876	5,098,856	4,875,509	2,777,690	2,244,390	534,704

18,777,436	11,348,756	13,869,826	2,314,607	2,545,651	3,971,326	—
—	—	—	—	—	—	337,506
—	—	2,597	—	(402)	—	—
—	—	(151,394)	—	(43,068)	—	—
—	—	—	—	—	—	34,149

(3,212,427)	13,355,604	(18,895,570)	(6,077,795)	(11,409,955)	2,689,669	—
—	—	—	—	—	—	(178,925)
—	—	—	—	—	—	—
—	—	(85,664)	—	4,770	—	—
15,565,009	24,704,360	(5,260,205)	(3,763,188)	(8,903,004)	6,660,995	192,730
$20,036,023	$25,486,236	$(161,349)	$1,112,321	$(6,125,314)	$8,905,385	$727,434
$1,297	$16,156	$104,372	$—	$21,604	$494	$—
$—	$—	$—	$—	$263,992	$—	$—
$—	$—	$—	$—	$37,041	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,458,399	$20,664,071
Net realized gain (loss) on investments and foreign currency transactions	662,350	(541,864)
Net increase (decrease) in unrealized appreciation (depreciation)	1,019,034	3,122,347
Net increase (decrease) in net assets from operations	12,139,783	23,244,554
Distributions to shareholders	(10,512,252)	(21,020,646)

Capital share transactions
Proceeds from sale of shares	27,924,504	113,250,771
Value of distributions reinvested	10,407,658	20,737,460
Cost of shares redeemed	(35,110,009)	(75,205,828)
Total capital share transactions	3,222,153	58,782,403
Total increase (decrease) in net assets	4,849,684	61,006,311

NET ASSETS
Beginning of year	$467,540,458	$406,534,147
End of year	$472,390,142	$467,540,458

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,907,673	11,888,797
Shares issued for distributions reinvested	1,087,157	2,183,411
Shares redeemed	(3,648,712)	(7,876,344)
Net increase (decrease) in fund shares	346,118	6,195,864

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$11,666,870	$24,976,925	$2,290,936	$5,278,704
6,458,211	13,563,990	42,182,755	68,274,335
(2,541,232)	(7,354,695)	6,753,898	64,135,545
15,583,849	31,186,220	51,227,589	137,688,584
(26,273,786)	(7,999,993)	(4,719,534)	(5,568,395)

29,961,054	57,181,206	66,065,468	115,643,405
26,011,346	7,903,805	4,568,228	5,392,211
(47,619,628)	(176,513,811)	(118,294,742)	(205,676,471)
8,352,772	(111,428,800)	(47,661,046)	(84,640,855)
(2,337,165)	(88,242,573)	(1,152,991)	47,479,334

$585,214,982	$673,457,555	$688,355,029	$640,875,695
$582,877,817	$585,214,982	$687,202,038	$688,355,029

3,376,569	6,542,373	1,861,520	3,883,930
2,967,649	896,123	126,895	183,284
(5,368,517)	(20,322,712)	(3,326,682)	(6,883,284)
975,701	(12,884,216)	(1,338,267)	(2,816,070)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,471,014	$8,852,271
Net realized gain (loss) on investments and foreign currency transactions	18,777,436	40,878,399
Net increase (decrease) in unrealized appreciation (depreciation)	(3,212,427)	29,723,357
Net increase (decrease) in net assets from operations	20,036,023	79,454,027
Distributions to shareholders	(13,673,954)	(8,913,929)

Capital share transactions
Proceeds from sale of shares	43,609,515	81,107,589
Value of distributions reinvested	13,404,585	8,705,450
Cost of shares redeemed	(72,121,440)	(133,893,450)
Total capital share transactions	(15,107,340)	(44,080,411)
Total increase (decrease) in net assets	(8,745,271)	26,459,687

NET ASSETS
Beginning of year	$546,657,304	$520,197,617
End of year	$537,912,033	$546,657,304

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,923,431	4,027,124
Shares issued for distributions reinvested	622,600	438,341
Shares redeemed	(3,174,185)	(6,623,520)
Net decrease in fund shares	(628,154)	(2,158,055)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$781,876	$1,683,980	$5,098,856	$17,447,823
11,348,756	23,141,832	13,721,029	17,268,559
13,355,604	8,540,338	(18,981,234)	30,206,810
25,486,236	33,366,150	(161,349)	64,923,192
(921,691)	(11,191,018)	(18,017,604)	(18,494,533)

26,885,669	45,969,264	29,795,521	54,729,582
902,470	10,947,235	17,706,429	18,066,374
(46,594,429)	(76,159,280)	(53,425,752)	(119,158,469)
(18,806,290)	(19,242,781)	(5,923,802)	(46,362,513)
5,758,255	2,932,351	(24,102,755)	66,146

$308,532,661	$305,600,310	$545,489,784	$545,423,638
$314,290,916	$308,532,661	$521,387,029	$545,489,784

912,586	1,767,069	2,197,304	4,270,468
30,749	414,825	1,393,110	1,453,449
(1,574,525)	(2,914,439)	(3,935,903)	(9,327,226)
(631,190)	(732,545)	(345,489)	(3,603,309)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,875,509	$5,888,135
Net realized gain (loss) on investments and foreign currency transactions	2,314,607	3,399,203
Net increase (decrease) in unrealized appreciation (depreciation)	(6,077,795)	14,069,593
Net increase (decrease) in net assets from operations	1,112,321	23,356,931
Distributions to shareholders	(9,214,208)	(8,184,779)

Capital share transactions
Proceeds from sale of shares	9,419,007	17,674,837
Value of distributions reinvested	9,084,724	8,027,729
Cost of shares redeemed	(19,840,260)	(37,799,767)
Total capital share transactions	(1,336,529)	(12,097,201)
Total increase (decrease) in net assets	(9,438,416)	3,074,951

NET ASSETS
Beginning of year	$249,866,277	$246,791,326
End of year	$240,427,861	$249,866,277

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	443,454	898,013
Shares issued for distributions reinvested	461,388	406,262
Shares redeemed	(935,628)	(1,910,719)
Net increase (decrease) in fund shares	(30,786)	(606,444)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$2,777,690	$5,354,015	$2,244,390	$3,330,874
2,502,181	1,868,518	3,971,326	3,774,553
(11,405,185)	23,430,961	2,689,669	(313,435)
(6,125,314)	30,653,494	8,905,385	6,791,992
(8,149,574)	(7,748,185)	(3,936,900)	(3,892,573)

10,503,247	19,642,448	11,160,278	20,024,138
8,058,865	7,626,258	3,882,870	3,818,314
(18,313,851)	(32,437,930)	(18,289,629)	(27,899,113)
248,261	(5,169,224)	(3,246,481)	(4,056,661)
(14,026,627)	17,736,085	1,722,004	(1,157,242)

$207,819,406	$190,083,321	$123,997,506	$125,154,748
$193,792,779	$207,819,406	$125,719,510	$123,997,506

981,836	1,990,590	929,744	1,916,538
796,330	796,060	348,552	348,386
(1,713,405)	(3,273,339)	(1,520,518)	(2,654,387)
64,761	(486,689)	(242,222)	(389,463)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$534,704	$509,936
Net realized gain (loss) on investments and foreign currency transactions	371,655	536,860
Net increase (decrease) in unrealized appreciation (depreciation)	(178,925)	1,655,169
Net increase (decrease) in net assets from operations	727,434	2,701,965
Distributions to shareholders	(1,336,819)	(922,426)

Capital share transactions
Proceeds from sale of shares	1,228,077	2,621,268
Value of distributions reinvested	1,331,288	919,357
Cost of shares redeemed	(2,454,504)	(5,666,665)
Total capital share transactions	104,861	(2,126,040)
Total increase (decrease) in net assets	(504,524)	(346,501)

NET ASSETS
Beginning of year	$21,922,332	$22,268,833
End of year	$21,417,808	$21,922,332

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	101,656	236,147
Shares issued for distributions reinvested	116,985	83,426
Shares redeemed	(203,042)	(508,686)
Net increase (decrease) in fund shares	15,599	(189,113)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021		2020
Net asset value, beginning of period	$9.51		$9.46		$9.54		$10.12	$10.17		$10.16

Income from investment operations:
Net investment income (loss)	0.21	(1)	0.44	(1)	0.23	(1)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)
Net realized and unrealized gain (loss) on investments	0.03		0.05		(0.08)		(0.58)	(0.03	)(2)	0.01
Total from investment operations	0.24		0.49		0.15		(0.57)	(0.05)		0.14

Less distributions from:
Net investment income	(0.21)		(0.44)		(0.23)		(0.01)	(0.00	)(3)	(0.13)
Net asset value, end of period	$9.54		$9.51		$9.46		$9.54	$10.12		$10.17

Total return	2.58	%(4)	5.27%		1.65%		(5.63)%	(0.48)%		1.42%
Net assets, end of period (000s)	$472,390		$467,540		$406,534		$52,715	$68,818		$80,440
Ratio of net expenses to average net assets	0.40	%(5)	0.40%		0.41%		0.63%	0.64%		0.63%
Ratio of gross expenses to average net assets	0.41	%(5)(6)	0.42	%(6)	0.44	%(6)	0.63%	0.64%		0.63%
Ratio of net investment income (loss) to average net assets	4.37	%(5)	4.57%		2.46%		0.10%	(0.15)%		1.28%
Portfolio turnover rate	14%		154%		29%		203%	113%		49%
(1)	Calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.
(6)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$8.84		$8.52	$8.71	$9.44	$9.42		$9.63
Income from investment operations:
Net investment income (loss)	0.18	(1)	0.36 (1)	0.17 (1)	0.03 (1)	(0.03	)(1)	0.00	(1)(2)
Net realized and unrealized gain (loss) on investments	0.06		0.08	(0.08)	(0.74)	0.05		0.14
Total from investment operations	0.24		0.44	0.09	(0.71)	0.02		0.14

Less distributions from:
Net investment income	(0.40)		(0.12)	(0.28)	(0.02)	—		(0.35)

Net asset value, end of period	$8.68		$8.84	$8.52	$8.71	$9.44		$9.42

Total return	2.71	%(3)	5.19%	1.06%	(7.50)%	0.21%		1.46%
Net assets, end of period (000s)	$582,878		$585,215	$673,458	$80,670	$88,378		$100,567
Ratio of net expenses to average net assets	0.51	%(4)	0.52%	0.52%	0.71%	0.73%		0.73%
Ratio of gross expenses to average net assets	0.51	%(4)	0.52%	0.52%	0.71%	0.73%		0.73%
Ratio of net investment income (loss) to average net assets	3.93	%(4)	4.10%	2.01%	0.37%	(0.30)%		0.01%
Portfolio turnover rate	25%		182%	97%	103%	111%		58%
(1)	Calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$33.75		$27.61		$24.52		$30.22	$23.37	$24.79

Income from investment operations:
Net investment income	0.12	(1)	0.24	(1)	0.24	(1)	0.14 (1)	0.14 (1)	0.23 (1)
Net realized and unrealized gain (loss) on investments	2.44		6.15		4.23		(3.46)	8.87	1.43
Total from investment operations	2.56		6.39		4.47		(3.32)	9.01	1.66

Less distributions from:
Net investment income	(0.25)		(0.25)		(0.22)		(0.11)	(0.22)	(0.26)
Capital gains	—		—		(1.16)		(2.27)	(1.94)	(2.82)
Total distributions	(0.25)		(0.25)		(1.38)		(2.38)	(2.16)	(3.08)

Net asset value, end of period	$36.06		$33.75		$27.61		$24.52	$30.22	$23.37

Total return	7.58	%(2)	23.29%		19.19%		(12.44)%	39.94%	6.31%
Net assets, end of period (000s)	$687,202		$688,355		$640,876		$77,555	$106,102	$112,429
Ratio of net expenses to average net assets	0.66	%(3)(4)	0.67	%(4)	0.68	%(4)	0.86%	0.87%	0.88%
Ratio of gross expenses to average net assets	0.66	%(3)(5)(6)	0.68	%(5)(6)	0.69	%(5)(6)	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	0.65	%(3)	0.81%		0.94%		0.48%	0.53%	0.98%
Portfolio turnover rate	1%		1%		3%		9%	1%	3%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.65%
Year ended June 30, 2024 0.65%
Year ended June 30, 2023 0.66%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.65%
Year ended June 30, 2024 0.66%
Year ended June 30, 2023 0.68%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$21.53		$18.88		$18.28		$20.71	$14.10	$17.13

Income from investment operations:
Net investment income	0.18	(1)	0.33	(1)	0.32	(1)	0.26 (1)	0.21 (1)	0.28 (1)
Net realized and unrealized gain (loss) on investments	0.57		2.66		1.67		(1.80)	6.66	(2.39)
Total from investment operations	0.75		2.99		1.99		(1.54)	6.87	(2.11)

Less distributions from:
Net investment income	(0.36)		(0.34)		(0.33)		(0.22)	(0.26)	(0.26)
Capital gains	(0.20)		—		(1.06)		(0.67)	—	(0.66)
Total distributions	(0.56)		(0.34)		(1.39)		(0.89)	(0.26)	(0.92)

Net asset value, end of period	$21.72		$21.53		$18.88		$18.28	$20.71	$14.10

Total return	3.53	%(2)	15.96%		11.31%		(7.88)%	49.17%	(13.42)%
Net assets, end of period (000s)	$537,912		$546,657		$520,198		$59,594	$80,613	$74,571
Ratio of net expenses to average net assets	0.74	%(3)(4)	0.74	%(4)	0.77	%(4)	0.94%	0.95%	0.95%
Ratio of gross expenses to average net assets	0.74	%(3)(5)	0.74	%(5)	0.77	%(5)	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	1.57	%(3)	1.66%		1.72%		1.26%	1.24%	1.71%
Portfolio turnover rate	5%		6%		5%		10%	5%	10%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.72%
Year ended June 30, 2024 0.73%
Year ended June 30, 2023 0.75%
(5)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.72%
Year ended June 30, 2024 0.73%
Year ended June 30, 2023 0.75%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$27.23		$25.33		$22.68		$33.74	$21.77	$25.46

Income from investment operations:
Net investment income	0.07	(1)	0.14	(1)	0.15	(1)	0.09 (1)	0.06 (1)	0.09 (1)
Net realized and unrealized gain (loss) on investments	2.16		2.72		3.25		(4.02)	12.60	(2.62)
Total from investment operations	2.23		2.86		3.40		(3.93)	12.66	(2.53)

Less distributions from:
Net investment income	(0.09)		(0.14)		(0.12)		(0.07)	(0.06)	(0.07)
Capital gains	—		(0.82)		(0.63)		(7.06)	(0.63)	(1.09)
Total distributions	(0.09)		(0.96)		(0.75)		(7.13)	(0.69)	(1.16)

Net asset value, end of period	$29.37		$27.23		$25.33		$22.68	$33.74	$21.77

Total return	8.18	%(2)	11.43%		15.29%		(15.24)%	58.84%	(10.66)%
Net assets, end of period (000s)	$314,291		$308,533		$305,600		$34,945	$59,623	$55,701
Ratio of net expenses to average net assets	0.88	%(3)(4)	0.89	%(4)	0.91	%(4)	1.09%	1.14%	1.14%
Ratio of gross expenses to average net assets	0.88	%(3)(5)(6)	0.89	%(5)(6)	0.91	%(5)(6)	1.09%	1.14%	1.14%
Ratio of net investment income to average net assets	0.48	%(3)	0.55%		0.60%		0.31%	0.20%	0.38%
Portfolio turnover rate	1%		7%		8%		7%	7%	14%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.87%
Year ended June 30, 2024 0.88%
Year ended June 30, 2023 0.90%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.87%
Year ended June 30, 2024 0.88%
Year ended June 30, 2023 0.90%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$13.28		$12.21		$10.86		$12.25	$8.71	$10.96

Income from investment operations:
Net investment income	0.13	(1)	0.41	(1)	0.41	(1)	0.41 (1)	0.28 (1)	0.19 (1)
Net realized and unrealized gain (loss) on investments	(0.15)		1.10		1.39		(1.43)	3.48	(2.03)
Total from investment operations	(0.02)		1.51		1.80		(1.02)	3.76	(1.84)

Less distributions from:
Net investment income	(0.46)		(0.44)		(0.45)		(0.37)	(0.22)	(0.41)

Net asset value, end of period	$12.80		$13.28		$12.21		$10.86	$12.25	$8.71

Total return	(0.15)	%(2)	12.57%		17.05%		(8.57)%	43.64%	(17.62)%
Net assets, end of period (000s)	$521,387		$545,490		$545,424		$56,827	$80,507	$80,664
Ratio of net expenses to average net assets	0.91	%(3)(4)	0.90	%(4)	0.91	%(4)	1.11%	1.11%	1.11%
Ratio of gross expenses to average net assets	0.91	%(3)(5)(6)	0.91	%(5)(6)	0.93	%(5)(6)	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	1.84	%(3)	3.20%		3.63%		3.36%	2.64%	1.92%
Portfolio turnover rate	6%		12%		11%		12%	9%	13%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.90%
Year ended June 30, 2024 0.90%
Year ended June 30, 2023 0.91%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.90%
Year ended June 30, 2024 0.91%
Year ended June 30, 2023 0.92%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024	2023		2022	2021		2020
Net asset value, beginning of period	$20.60		$19.38	$18.39		$24.44	$17.32		$19.75

Income from investment operations:
Net investment income	0.41	(1)	0.47 (1)	0.45	(1)	0.44 (1)	0.24	(1)	0.31 (1)
Net realized and unrealized gain (loss) on investments	(0.34)		1.41	1.64		(5.16)	7.31		(1.57)
Total from investment operations	0.07		1.88	2.09		(4.72)	7.55		(1.26)

Less distributions from:
Net investment income	(0.59)		(0.51)	(0.33)		(0.57)	(0.24)		(0.35)
Capital gains	(0.20)		(0.15)	(0.77)		(0.76)	(0.19)		(0.82)
Total distributions	(0.79)		(0.66)	(1.10)		(1.33)	(0.43)		(1.17)

Net asset value, end of period	$19.88		$20.60	$19.38		$18.39	$24.44		$17.32

Total return	0.37	%(2)	9.86%	11.85%		(20.33)%	43.94%		(7.26)%
Net assets, end of period (000s)	$240,428		$249,866	$246,791		$26,761	$43,416		$41,203
Ratio of net expenses to average net assets†	0.53	%(3)	0.52%	0.55%		0.74%	0.75%		0.75%
Ratio of gross expenses to average net assets†	0.53	%(3)	0.52%	0.55	%(4)	0.74%	0.75	%(4)	0.75%
Ratio of net investment income to average net assets†(5)	3.81	%(3)	2.39%	2.43%		1.92%	1.11%		1.63%
Portfolio turnover rate(6)	3%		4%	7%		8%	2%		6%
†	The DFA International Small Company Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.72		$9.56	$9.20	$11.15	$7.75	$9.85

Income from investment operations:
Net investment income	0.15	(1)	0.27 (1)	0.35 (1)	0.32 (1)	0.17 (1)	0.18 (1)
Net realized and unrealized gain (loss) on investments	(0.47)		1.29	0.32	(1.97)	3.40	(2.07)
Total from investment operations	(0.32)		1.56	0.67	(1.65)	3.57	(1.89)

Less distributions from:
Net investment income	(0.44)		(0.40)	(0.31)	(0.30)	(0.17)	(0.21)

Net asset value, end of period	$9.96		$10.72	$9.56	$9.20	$11.15	$7.75

Total return	(3.09)	%(2)	16.83%	7.72%	(15.07)%	46.51%	(19.60)%
Net assets, end of period (000s)	$193,793		$207,819	$190,083	$17,439	$24,222	$22,078
Ratio of net expenses to average net assets	1.04	%(3)	1.04%	1.05%	1.24%	1.32%	1.35%
Ratio of gross expenses to average net assets(4)	1.36	%(3)	1.34%	1.34%	1.54%	1.61%	1.61%
Ratio of net investment income to average net assets	2.69	%(3)	2.75%	3.82%	3.05%	1.83%	2.06%
Portfolio turnover rate	10%		13%	12%	19%	22%	22%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$10.85		$10.59		$12.00		$13.95	$11.02	$12.43

Income from investment operations:
Net investment income	0.20	(1)	0.29	(1)	0.29	(1)	0.15 (1)	0.17 (1)	0.22 (1)
Net realized and unrealized gain (loss) on investments	0.54		0.31		(0.91)		(0.85)	3.20	(1.08)
Total from investment operations	0.74		0.60		(0.62)		(0.70)	3.37	(0.86)

Less distributions from:
Net investment income	(0.32)		(0.30)		(0.19)		(0.13)	(0.29)	(0.15)
Capital gains	(0.04)		(0.04)		(0.60)		(1.12)	(0.15)	(0.40)
Total distributions	(0.36)		(0.34)		(0.79)		(1.25)	(0.44)	(0.55)

Net asset value, end of period	$11.23		$10.85		$10.59		$12.00	$13.95	$11.02

Total return	6.86	%(2)	5.61%		(4.95)%		(6.51)%	31.57%	(7.47)%
Net assets, end of period (000s)	$125,720		$123,998		$125,155		$15,527	$23,828	$24,097
Ratio of net expenses to average net assets	0.76	%(3)(4)	0.76	%(4)	0.77	%(4)	0.95%	0.95%	0.95%
Ratio of gross expenses to average net assets(5)	0.84	%(3)(6)	0.86	%(6)	0.87	%(6)	1.02%	1.05%	1.02%
Ratio of net investment income to average net assets	3.32	%(3)	2.73%		2.67%		1.04%	1.44%	1.82%
Portfolio turnover rate	2%		2%		2%		2%	4%	3%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.75%
Year ended June 30, 2024 0.75%
Year ended June 30, 2023 0.76%
(5)	Gross expenses before waivers of expenses.
(6)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Period ended December 31, 2024 0.83%
Year ended June 30, 2024 0.85%
Year ended June 30, 2023 0.86%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2024		Year Ended June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.70		$10.80	$10.59	$12.16	$9.54	$10.83

Income from investment operations:
Net investment income	0.29	(1)	0.26 (1)	0.26 (1)	0.16 (1)	0.14 (1)	0.24 (1)
Net realized and unrealized gain (loss) on investments	0.10		1.11	0.79	(1.19)	3.01	(0.97)
Total from investment operations	0.39		1.37	1.05	(1.03)	3.15	(0.73)

Less distributions from:
Net investment income	(0.38)		(0.21)	(0.27)	(0.16)	(0.20)	(0.25)
Capital gains	(0.37)		(0.26)	(0.57)	(0.38)	(0.33)	(0.31)
Total distributions	(0.75)		(0.47)	(0.84)	(0.54)	(0.53)	(0.56)

Net asset value, end of period	$11.34		$11.70	$10.80	$10.59	$12.16	$9.54

Total return	3.31	%(2)	12.87%	10.57%	(8.97)%	33.71%	(7.33)%
Net assets, end of period (000s)	$21,418		$21,922	$22,269	$23,172	$27,169	$30,464
Ratio of net expenses to average net assets(3)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(3)(5)	0.77	%(4)	0.86%	0.78%	0.67%	0.69%	0.54%
Ratio of net investment income to average net assets(3)(6)	4.76	%(4)	2.31%	2.46%	1.38%	1.24%	2.36%
Portfolio turnover rate	6%		11%	115%	25%	11%	23%
(1)	Calculated based on average shares outstanding during the year.
(2)	Periods less than one year are not annualized.
(3)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007,and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2024, the SA International Small Company Fund held approximately 2.13% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. Financial statements and other information about the DFA International Small Company Portfolio are available at https://www.dimensional.com.

The SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Focus Partners Advisor Solutions, LLC (formerly, Buckingham Strategic Partners, LLC) (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2024, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2024
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$77,470,333	$—		$77,470,333
Corporate Bonds and Notes	—	138,855,478	—		138,855,478
U.S. Government and Agency Obligations	—	250,248,919	—		250,248,919
Short-Term Investments	1,775,393	—	—		1,775,393
Total Investments	$1,775,393	$466,574,730	$—		$468,350,123
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$566,702,467	$—		$566,702,467
Short-Term Investments	6,272,750	—	—		6,272,750
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	7,135,180	—		7,135,180
Total Investments	$6,272,750	$573,837,647	$—		$580,110,397
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(153,690)	$—		$(153,690)
SA U.S. Core Market Fund
Assets
Common Stocks	$656,590,664	$—	$0	†	$656,590,664
Mutual Funds	29,177,192	—	—		29,177,192
Short-Term Investments	651,765	—	—		651,765
Total Investments	$686,419,621	$—	$0		$686,419,621
SA U.S. Value Fund
Assets
Common Stocks	$536,609,337	$—	$—		$536,609,337
Short-Term Investments	991,379	—	—		991,379
Total Investments	$537,600,716	$—	$—		$537,600,716
SA U.S. Small Company Fund
Assets
Common Stocks	$313,615,535	$—	$26,387	†	$313,641,922
Short-Term Investments	1,468,521	—	—		1,468,521
Total Investments	$315,084,056	$—	$26,387		$315,110,443

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2024
SA International Value Fund
Assets
Common Stocks	$511,872,802	$—	$—		$511,872,802
Preferred Stocks	3,788,853	—	—		3,788,853
Short-Term Investments	28,551,647	—	—		28,551,647
Total Investments	$544,213,302	$—	$—		$544,213,302
SA International Small Company Fund
Assets
Mutual Funds	$240,461,386	$—	$—		$240,461,386
Total Investments	$240,461,386	$—	$—		$240,461,386
SA Emerging Markets Value Fund
Assets
Common Stocks	$193,275,195	$90,146	$0	†	$193,365,341
Preferred Stocks	1,817,415	—	—		1,817,415
Rights and Warrants	2,978	—	—		2,978
Short-Term Investments	2,170,712	—	—		2,170,712
Total Investments	$197,266,300	$90,146	$0		$197,356,446
SA Real Estate Securities Fund
Assets
Common Stocks	$124,457,141	$—	$0	†	$124,457,141
Short-Term Investments	998,555	—	—		998,555
Total Investments	$125,455,696	$—	$0		$125,455,696
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,403,260	$—	$—		$21,403,260
Total Investments	$21,403,260	$—	$—		$21,403,260
†	Contains securities with a market value of zero.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2024, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$10,551,620	$2,313,125	$8,461,231	$10,774,356
SA U.S Core Market Fund	1,399,767	78,188	1,351,585	1,429,773
SA U.S. Value Fund	2,222,260	5,781	2,268,175	2,273,956
SA U.S. Small Company Fund	11,269,086	1,332,282	10,196,536	11,528,818
SA International Value Fund	69,884,647	27,788,850	45,386,084	73,174,934
SA Emerging Markets Value Fund	3,715,813	1,549,747	2,430,640	3,980,387
SA Real Estate Securities Fund	465,614	441,930	30,195	472,125
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2024
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$2,313,125	$—	$—	$—	$2,313,125
Total Borrowings	$2,313,125	$—	$—	$—	$2,313,125
Gross amount of recognized liabilities for securities lending transactions					$2,313,125
SA U.S. Core Market Fund
Government Money Market	$78,188	$—	$—	$—	$78,188
Total Borrowings	$78,188	$—	$—	$—	$78,188
Gross amount of recognized liabilities for securities lending transactions					$78,188
SA U.S. Value Fund
Government Money Market	$5,781	$—	$—	$—	$5,781
Total Borrowings	$5,781	$—	$—	$—	$5,781
Gross amount of recognized liabilities for securities lending transactions					$5,781
SA U.S. Small Company Fund
Government Money Market	$1,332,282	$—	$—	$—	$1,332,282
Total Borrowings	$1,332,282	$—	$—	$—	$1,332,282
Gross amount of recognized liabilities for securities lending transactions					$1,332,282
SA International Value Fund
Government Money Market	$27,788,850	$—	$—	$—	$27,788,850
Total Borrowings	$27,788,850	$—	$—	$—	$27,788,850
Gross amount of recognized liabilities for securities lending transactions					$27,788,850
SA Emerging Markets Value Fund
Government Money Market	$1,549,747	$—	$—	$—	$1,549,747
Total Borrowings	$1,549,747	$—	$—	$—	$1,549,747
Gross amount of recognized liabilities for securities lending transactions					$1,549,747
SA Real Estate Securities Fund
Government Money Market	$441,930	$—	$—	$—	$441,930
Total Borrowings	$441,930	$—	$—	$—	$441,930
Gross amount of recognized liabilities for securities lending transactions					$441,930

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2024, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value (1)	Liability Derivative Fair Value (2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$7,135,180	$(153,690)	$5,038,249	$7,546,701
(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.
Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2024:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$7,135,180	$(153,690)	$—	$6,981,490

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2024:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
State Street Bank and Trust Co.	$(153,690)	$153,690	$—	$—

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

For the six months ended December 31, 2024, the average monthly principal amount of forward foreign currency exchange contracts was $245,781,584.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2024, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of December 31, 2024, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $2,639,132 and $57,608, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2024, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2020- 2022), or expected to be taken in the Funds’ 2023 tax returns.

As of June 30, 2024, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(28,186,396)	$(4,643,000)
SA Global Fixed Income Fund	(32,365,880)	(35,506,545)
SA International Value Fund	(4,243,920)	(8,384,943)
SA Emerging Markets Value Fund	—	(10,112,540)

At December 31, 2024, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$468,677,142	$998,008	$(1,325,027)	$(327,019)
SA Global Fixed Income Fund	586,577,902	7,448,612	(14,069,807)	(6,621,195)
SA U.S. Core Market Fund	119,540,848	567,673,172	(794,399)	566,878,773
SA U.S. Value Fund	305,000,404	244,943,197	(12,342,885)	232,600,312
SA U.S. Small Company Fund	153,651,199	172,375,953	(10,916,709)	161,459,244
SA International Value Fund	449,990,573	131,634,833	(37,412,104)	94,222,729
SA International Small Company Fund	126,496,255	113,965,131	—	113,965,131
SA Emerging Markets Value Fund	174,519,272	51,866,536	(29,029,362)	22,837,174
SA Real Estate Securities Fund	71,068,432	58,557,733	(4,170,469)	54,387,264
SA Worldwide Moderate Growth Funds	18,652,178	2,751,082	—	2,751,082

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT (Real Estate Investment Trust) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, partnership basis adjustments, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The advisory and administration fees for the SA Worldwide Moderate Growth Fund have two components. There is no advisory or administration fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. Prior to August 31, 2023, the Fund was subject to an advisory and administrative fee of 0.25% on assets invested in any other investments.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

Trustees’ Fees and Expenses — The Trustees of the Trust received an annual retainer fee of $128,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $12,800 per year.

Effective January 1, 2025, the Trustees of the Trust receive an annual retainer fee of $133,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2025, the Chairman of the Board receives an annual supplemental compensation of $13,300 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2024 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$3,998,928	$59,609,498	$39,312,636	$24,580,736
SA Global Fixed Income Fund	2,780,039	142,027,300	63,589,766	87,425,079
SA U.S. Core Market Fund	—	4,566,501	—	16,009,930
SA U.S. Value Fund	—	26,729,762	—	29,820,926
SA U.S. Small Company Fund	—	3,488,910	—	6,196,610
SA International Value Fund	—	31,342,668	—	42,623,131
SA International Small Company Fund	—	6,971,077	—	12,766,000
SA Emerging Markets Value Fund	—	20,988,221	—	25,323,131
SA Real Estate Securities Fund	—	2,086,189	—	2,763,166
SA Worldwide Moderate Growth Fund	—	1,321,155	—	2,016,184

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

During the six months ended December 31, 2024, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	1,219,336	$43,330,584	(1,201,480)	$(42,710,602)
SA U.S. Value Fund	1,070,205	24,364,841	(1,070,057)	(24,336,430)
SA U.S. Small Company Fund	575,117	17,041,417	(571,050)	(16,921,159)
SA International Value Fund	539,510	7,289,815	(577,339)	(7,816,037)
SA Real Estate Securities Fund	536,928	6,463,090	(527,652)	(6,344,645)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2024 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$3,284,281	$226,991	$(267,939)	$3,793	$7,192	$3,254,318	341,123	$73,888	$—
SA Global Fixed Income Fund	3,301,112	290,557	(279,863)	10,797	(69,893)	3,252,710	374,736	148,656	—
SA U.S. Core Market Fund	3,726,794	60,938	(465,261)	136,450	120,331	3,579,252	99,258	24,517	—
SA U.S. Value Fund	3,686,160	170,236	(352,825)	58,978	(7,236)	3,555,313	163,688	57,814	32,077
SA U.S. Small Company Fund	1,463,291	59,012	(244,080)	48,032	74,626	1,400,881	47,698	4,088	—
SA International Value Fund	4,320,186	331,231	(187,654)	43,015	(194,987)	4,311,791	336,859	148,763	—
SA Emerging Markets Value Fund	1,483,148	132,147	(95,001)	24,729	(125,375)	1,419,648	142,535	59,445	—
SA Real Estate Securities Fund	674,737	50,042	(123,561)	11,712	16,417	629,347	56,042	17,533	2,072
Totals	$21,939,709	$1,321,154	$(2,016,184)	$337,506	$(178,925)	$21,403,260		$534,704	$34,149

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2024 (Unaudited) (Continued)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements. While not required, Management does want to provide notice that Buckingham Strategic Partners, LLC changed its legal name to “Focus Partners Advisor Solutions, LLC” on January 2, 2025.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 or by visiting the Securities and Exchange Commission’s website (“SEC”) at http://www.sec. gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number, emailing fundadministration@buckinghamgroup.com, visiting the Funds website at http://www.sa-funds.com, or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Focus Partners Advisor Solutions, LLC

190 Carondelet Plaza

Suite 600

Clayton, MO 63105

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading “Trustees’ Fees and Expenses.”

Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Not applicable.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See disclosure under the heading “Additional Information” in the material filed under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies

See disclosure under the heading “Additional Information” in the material filed under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See disclosure under the heading “Trustees’ Fees and Expenses” in the material filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

See disclosure under the heading “Additional Information” in the material filed under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	March 5, 2025
By:	/s/Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer
Date:	March 5, 2025